UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

(303) 623-2577

(Registrant’s telephone number, including area code)

Nicholas Adams, Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end:	September 30

Date of reporting period:	October 1, 2022 – March 31, 2023

Item 1.	Reports to Stockholders.

(a)

Beacon Funds

•	Beacon Accelerated Return Strategy Fund
•	Beacon Planned Return Strategy Fund

Semi-Annual Report

March 31, 2023

Portfolio Update
Beacon Accelerated Return Strategy Fund	2
Beacon Planned Return Strategy Fund	4
Disclosure of Fund Expenses	6
Portfolios of Investments
Beacon Accelerated Return Strategy Fund	8
Beacon Planned Return Strategy Fund	11
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets
Beacon Accelerated Return Strategy Fund	17
Beacon Planned Return Strategy Fund	18
Financial Highlights	20
Notes to Financial Statements	27
Additional Information	39

Beacon Accelerated Return Strategy Fund	Portfolio Update
March 31, 2023 (Unaudited)

Performance of a Hypothetical $1,000,000 Initial Investment

(at Inception* through March 31, 2023)

The graph shown above represents historical performance of a hypothetical investment of $1,000,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (as of March 31, 2023)

				Since
	6 Month	1 Year	3 Year	Inception*
Beacon Accelerated Return
Strategy Fund – Institutional Class	16.06%	-8.91%	12.57%	7.27%
CBOE S&P 500 BuyWrite Index	13.15%	-6.86%	12.25%	4.07%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 894-9222 or by visiting www.beacontrust.com.

*	Inception date of October 2, 2017 for Institutional Class.

The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) "writing" (or selling) the near-term S&P 500 Index (SPXSM) "covered" call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

 Returns of less than 1 year are cumulative.

2	www.beacontrust.com

Beacon Accelerated Return Strategy Fund	Portfolio Update
March 31, 2023 (Unaudited)

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Institutional Class shares (as reported in the January 27, 2023 Prospectus), are 1.24% and 1.24%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2024.

Top Ten Holdings

	Expiration		% of Net
Option Contract	Date	Strike Price	Assets*
S&P 500® Mini Index	4/14/23	$0.01	8.02%
S&P 500® Mini Index	6/14/23	$0.01	8.01%
S&P 500® Mini Index	7/14/23	$0.01	8.00%
S&P 500® Mini Index	8/14/23	$0.01	7.99%
S&P 500® Mini Index	9/14/23	$0.01	7.98%
S&P 500® Mini Index	12/14/23	$0.01	7.95%
S&P 500® Mini Index	1/12/24	$0.01	7.94%
S&P 500® Mini Index	3/14/24	$0.01	7.92%
S&P 500® Mini Index	5/12/23	$0.01	7.79%
S&P 500® Mini Index	2/14/24	$0.01	7.48%
Top Ten Holdings			79.08%

Asset Allocation	% of Net
Assets*
Purchased Option Contracts	102.36%
Written Option Contracts	-5.34%
Cash, Cash Equivalents, & Other Assets in Excess of Liabilities	2.98%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2023	3

Beacon Planned Return Strategy Fund	Portfolio Update
March 31, 2023 (Unaudited)

Performance of a Hypothetical $1,000,000 Initial Investment

(at Inception* through March 31, 2023)

The graph shown above represents historical performance of a hypothetical investment of $1,000,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (as of March 31, 2023)

				Since
	6 Month	1 Year	3 Year	Inception*
Beacon Planned Return Strategy Fund – Institutional Class	14.11%	-1.39%	10.68%	6.20%
CBOE S&P 500 BuyWrite Index	13.15%	-6.86%	12.25%	4.07%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 894-9222 or by visiting www.beacontrust.com.

*	Inception date of October 2, 2017 for Institutional Class.

The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) "writing" (or selling) the near-term S&P 500 Index (SPXSM) "covered" call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

Returns of less than 1 year are cumulative.

4	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio Update
March 31, 2023 (Unaudited)

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Institutional Class shares (January 27, 2023 Prospectus), 1.19% and 1.19%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2024.

Top Ten Holdings
	Expiration		% of Net
Option Contract	Date	Strike Price	Assets*
S&P 500® Mini Index	11/14/23	$52.05	6.77%
S&P 500® Mini Index	10/13/23	$47.25	6.76%
S&P 500® Mini Index	9/14/22	$51.50	5.95%
S&P 500® Mini Index	3/14/24	$50.35	5.68%
S&P 500® Mini Index	7/14/23	$49.95	5.61%
S&P 500® Mini Index	8/14/23	$55.68	5.20%
S&P 500® Mini Index	1/12/24	$52.00	5.08%
S&P 500® Mini Index	12/14/23	$50.90	5.04%
S&P 500® Mini Index	6/14/23	$49.17	4.98%
S&P 500® Mini Index	2/14/24	$53.87	4.94%
Top Ten Holdings			56.01%

% of Net
Asset Allocation	Assets*
Purchased Option Contracts	110.49%
Written Option Contracts	-11.58%
Cash, Cash Equivalents, & Other Assets in Excess of Liabilities	1.09%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2023	5

Beacon Funds Trust	Disclosure of Fund Expenses
March 31, 2023 (Unaudited)

Example. As a shareholder of the Beacon Accelerated Return Strategy Fund or Beacon Planned Return Strategy Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2022 and held through March 31, 2023.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2022 - March 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	www.beacontrust.com

Beacon Funds Trust	Disclosure of Fund Expenses
March 31, 2023 (Unaudited)

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expense Ratio(a)	Expenses Paid During Period October 1, 2022 - March 31, 2023(b)
Beacon Accelerated Return Strategy Fund
Institutional Class
Actual	$1,000.00	$1,160.60	1.27%	$ 6.84
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.27%	$ 6.39

Beacon Planned Return
Strategy Fund
Institutional Class
Actual	$1,000.00	$1,141.10	1.21%	$ 6.46
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	1.21%	$ 6.09

(a)	Each Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses after any applicable waivers and reimbursements.

(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2023	7

Beacon Accelerated Return Strategy Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (102.36%)
Call Option Contracts (102.36%)
S&P 500® Mini Index:
Goldman Sachs	04/14/2023	$0.01	175	$7,191,292	$7,183,741
Goldman Sachs	04/14/2023	376.90	150	6,163,965	520,789
Goldman Sachs	04/14/2023	400.64	25	1,027,328	32,643
Goldman Sachs	05/12/2023	0.01	170	6,985,827	6,973,592
Goldman Sachs	05/12/2023	376.90	170	6,985,827	636,609
Goldman Sachs	06/14/2023	0.01	175	7,191,292	7,167,130
Goldman Sachs	06/14/2023	385.34	175	7,191,292	589,903
Goldman Sachs	07/14/2023	0.01	175	7,191,292	7,159,235
Goldman Sachs	07/14/2023	385.34	35	1,438,259	129,280
Goldman Sachs	07/14/2023	429.08	140	5,753,034	119,271
Goldman Sachs	08/14/2023	0.01	175	7,191,292	7,149,484
Goldman Sachs	08/14/2023	393.30	110	4,520,241	368,285
Goldman Sachs	08/14/2023	429.08	65	2,671,052	73,119
Goldman Sachs	09/14/2023	0.01	175	7,191,292	7,139,700
Goldman Sachs	09/14/2023	367.37	60	2,465,586	338,381
Goldman Sachs	09/14/2023	393.30	115	4,725,707	416,137
Goldman Sachs	10/13/2023	0.01	160	6,574,896	6,521,067
Goldman Sachs	10/13/2023	367.37	160	6,574,896	938,004
Goldman Sachs	11/14/2023	0.01	160	6,574,896	6,509,730
Goldman Sachs	11/14/2023	396.89	160	6,574,896	616,510
Goldman Sachs	12/14/2023	0.01	175	7,191,292	7,114,039
Goldman Sachs	12/14/2023	389.30	150	6,163,965	693,848
Goldman Sachs	01/12/2024	0.01	175	7,191,292	7,111,149
Goldman Sachs	01/12/2024	399.60	175	7,191,293	719,271
Goldman Sachs	12/14/2023	399.60	25	1,027,328	97,505
Goldman Sachs	02/14/2024	0.01	165	6,780,362	6,697,886
Goldman Sachs	02/14/2024	412.59	165	6,780,362	575,514
Goldman Sachs	03/14/2024	0.01	175	7,191,292	7,094,622
Goldman Sachs	03/14/2024	386.66	175	7,191,293	947,365
				168,892,641	91,633,809
TOTAL PURCHASED OPTION CONTRACTS
(Cost $87,609,871)				$168,892,641	$91,633,809

See Notes to Financial Statements.

8	www.beacontrust.com

Beacon Accelerated Return Strategy Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

			Value
	7 Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (3.12%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	3.700%	1,667,100	$1,667,100
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	4.724%	1,129,186	1,129,186
			2,796,286
TOTAL SHORT TERM INVESTMENTS
(Cost $2,796,286)			2,796,286

TOTAL INVESTMENTS (105.48%)
(Cost $90,406,157)			$94,430,095

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.48%)			(4,906,459)

NET ASSETS (100.00%)			$89,523,636

(a)	All or a portion is held as collateral at broker for written options.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	9

Beacon Accelerated Return Strategy Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

WRITTEN OPTION CONTRACTS (5.34%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 2)
Call Option Contracts - (5.34%) S&P 500® Mini Index
Goldman Sachs	04/14/23	$418.92	(300)	$450,285	$(12,327,930)	$(60,062)
Goldman Sachs	04/14/23	444.19	(50)	81,198	(2,054,655)	(113)
Goldman Sachs	05/12/23	421.00	(340)	531,403	(13,971,654)	(180,936)
Goldman Sachs	06/14/23	428.31	(350)	570,483	(14,382,585)	(207,229)
Goldman Sachs	07/14/23	431.70	(70)	117,877	(2,876,517)	(52,043)
Goldman Sachs	07/14/23	473.06	(280)	450,226	(11,506,068)	(13,605)
Goldman Sachs	08/14/23	439.32	(220)	369,589	(9,040,482)	(152,999)
Goldman Sachs	08/14/23	475.64	(130)	218,914	(5,342,103)	(10,935)
Goldman Sachs	09/14/23	416.60	(120)	213,834	(4,931,172)	(247,244)
Goldman Sachs	09/14/23	442.07	(230)	402,029	(9,451,413)	(188,919)
Goldman Sachs	10/13/23	418.99	(320)	597,423	(13,149,792)	(697,315)
Goldman Sachs	11/14/23	446.54	(320)	654,067	(13,149,792)	(340,932)
Goldman Sachs	12/14/23	436.21	(300)	544,639	(12,327,930)	(515,392)
Goldman Sachs	12/14/23	438.56	(50)	79,198	(2,054,655)	(80,239)
Goldman Sachs	01/12/24	439.96	(350)	568,737	(14,382,585)	(603,107)
Goldman Sachs	02/14/24	452.03	(330)	538,214	(13,560,723)	(457,103)
Goldman Sachs	03/14/24	427.26	(350)	586,233	(14,382,585)	(976,560)
TOTAL WRITTEN OPTION CONTRACTS				$6,974,349	$(168,892,641)	$(4,784,733)

See Notes to Financial Statements.
10	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (110.49%)
Call Option Contracts (106.63%)
S&P 500® Mini Index:
Goldman Sachs	04/14/2023	$52.30	320	$13,149,792	$11,466,540
Goldman Sachs	04/14/2023	57.32	460	18,902,826	16,252,761
Goldman Sachs	04/14/2023	401.19	320	13,149,792	403,694
Goldman Sachs	04/14/2023	438.58	460	18,902,826	3,053
Goldman Sachs	05/12/2023	49.17	340	13,971,654	12,285,235
Goldman Sachs	05/12/2023	52.30	440	18,080,964	15,756,827
Goldman Sachs	05/12/2023	377.02	340	13,971,654	1,269,528
Goldman Sachs	05/12/2023	401.19	440	18,080,964	769,533
Goldman Sachs	06/14/2023	49.17	465	19,108,292	16,781,788
Goldman Sachs	06/14/2023	49.95	315	12,944,327	11,344,034
Goldman Sachs	06/14/2023	377.02	465	19,108,292	1,884,630
Goldman Sachs	06/14/2023	385.66	315	12,944,327	1,053,594
Goldman Sachs	07/14/2023	49.95	525	21,573,877	18,894,470
Goldman Sachs	07/14/2023	55.68	255	10,478,741	9,033,351
Goldman Sachs	07/14/2023	385.66	525	21,573,877	1,925,883
Goldman Sachs	07/14/2023	429.55	255	10,478,741	212,104
Goldman Sachs	08/14/2023	51.50	285	11,711,534	10,203,848
Goldman Sachs	08/14/2023	55.68	495	20,341,085	17,518,495
Goldman Sachs	08/14/2023	392.10	285	11,711,534	979,709
Goldman Sachs	08/14/2023	429.55	495	20,341,085	546,017
Goldman Sachs	09/14/2023	47.25	230	9,451,413	8,321,637
Goldman Sachs	09/14/2023	51.50	560	23,012,135	20,028,754
Goldman Sachs	09/14/2023	368.10	230	9,451,413	1,283,309
Goldman Sachs	09/14/2023	392.10	560	23,012,135	2,075,475
Goldman Sachs	10/13/2023	47.25	630	25,888,652	22,779,024
Goldman Sachs	10/13/2023	52.05	170	6,985,827	6,067,272
Goldman Sachs	10/13/2023	368.10	630	25,888,652	3,656,254
Goldman Sachs	10/13/2023	397.10	170	6,985,827	612,523
Goldman Sachs	11/14/2023	50.90	135	5,547,569	4,826,455
Goldman Sachs	11/14/2023	52.05	640	26,299,583	22,809,609
Goldman Sachs	11/14/2023	389.18	135	5,547,569	594,589
Goldman Sachs	11/14/2023	397.10	640	26,299,583	2,456,599
Goldman Sachs	12/14/2023	50.90	475	19,519,223	16,974,603
Goldman Sachs	12/14/2023	52.00	300	12,327,930	10,688,926
Goldman Sachs	12/14/2023	389.18	475	19,519,223	2,201,302
Goldman Sachs	12/14/2023	399.47	300	12,327,930	1,172,743
Goldman Sachs	01/12/2024	52.00	480	19,724,688	17,103,011
Goldman Sachs	01/12/2024	53.87	300	12,327,930	10,635,389
Goldman Sachs	01/14/2024	399.47	480	19,724,688	1,977,142
Goldman Sachs	01/12/2024	413.71	300	12,327,930	955,536
Goldman Sachs	02/14/2024	50.35	315	12,944,327	11,266,769
Goldman Sachs	02/14/2024	53.87	470	19,313,757	16,652,140
Goldman Sachs	02/14/2024	384.86	315	12,944,327	1,692,386

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	11

Beacon Planned Return Strategy Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (110.49%) (continued)
Call Option Contracts (106.63%) (continued)
Goldman Sachs	02/14/2024	$413.71	470	$19,313,757	$1,606,178
Goldman Sachs	03/14/2024	50.35	535	21,984,808	19,116,139
Goldman Sachs	03/14/2024	384.86	535	21,984,808	2,964,787
				751,181,868	359,103,645
Put Option Contracts (3.86%)
S&P 500® Mini Index:
Goldman Sachs	04/14/2023	401.19	320	13,149,792	76,021
Goldman Sachs	04/14/2023	438.58	460	18,902,826	1,248,016
Goldman Sachs	05/12/2023	377.02	340	13,971,654	67,900
Goldman Sachs	05/12/2023	401.19	440	18,080,964	270,370
Goldman Sachs	06/14/2023	377.02	465	19,108,292	191,886
Goldman Sachs	06/14/2023	385.66	315	12,944,327	174,782
Goldman Sachs	07/14/2023	385.66	525	21,573,877	396,595
Goldman Sachs	07/14/2023	429.55	255	10,478,741	572,017
Goldman Sachs	08/14/2023	392.10	285	11,711,534	303,418
Goldman Sachs	08/14/2023	429.55	495	20,341,085	1,189,323
Goldman Sachs	09/14/2023	368.10	230	9,451,413	174,470
Goldman Sachs	09/14/2023	392.10	560	23,012,079	689,323
Goldman Sachs	10/13/2023	368.10	630	25,888,652	558,000
Goldman Sachs	10/13/2023	397.10	170	6,985,827	256,491
Goldman Sachs	11/14/2023	389.18	135	5,547,569	196,085
Goldman Sachs	11/14/2023	397.10	640	26,299,583	1,058,870
Goldman Sachs	12/14/2023	389.18	475	19,519,223	747,649
Goldman Sachs	12/14/2023	399.47	300	12,327,930	552,832
Goldman Sachs	01/12/2024	399.47	480	19,724,688	926,689
Goldman Sachs	01/12/2024	413.71	300	12,327,930	710,168
Goldman Sachs	02/14/2024	384.86	315	12,944,327	526,743
Goldman Sachs	02/14/2024	413.71	470	19,313,757	1,166,816
Goldman Sachs	03/14/2024	384.86	535	21,984,808	947,176
				375,590,878	13,001,640
TOTAL PURCHASED OPTION CONTRACTS
(Cost $376,242,264)				$1,126,772,746	$372,105,285

See Notes to Financial Statements.
12	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.21%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	3.700%	2,186,144	$2,186,145
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	3.374%	1,877,625	1,877,625
			4,063,770
TOTAL SHORT TERM INVESTMENTS
(Cost $4,063,770)			4,063,770

TOTAL INVESTMENTS (111.70%)
(Cost $380,306,034)			$376,169,055

LIABILITIES IN EXCESS OF OTHER ASSETS (-11.70%)			(39,390,472)

NET ASSETS (100.00%)			$336,778,583

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (11.58%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 2)
Put Option Contracts - (2.20%)
S&P 500® Mini Index
Goldman Sachs	04/14/23	$361.07	(320)	$671,664	$(13,149,792)	$(4,726)
Goldman Sachs	03/14/23	394.72	(460)	1,014,277	(18,902,826)	(63,393)
Goldman Sachs	05/12/23	339.32	(340)	676,583	(13,971,654)	(15,289)
Goldman Sachs	05/12/23	361.07	(440)	967,538	(18,080,964)	(48,897)
Goldman Sachs	06/14/23	339.32	(465)	965,317	(19,108,292)	(60,067)
Goldman Sachs	06/14/23	347.09	(315)	620,220	(12,944,327)	(52,181)
Goldman Sachs	07/14/23	347.09	(525)	1,087,249	(21,573,878)	(145,173)
Goldman Sachs	07/14/23	386.60	(255)	478,367	(10,478,741)	(197,302)
Goldman Sachs	07/14/23	414.20	(1,050)	2,548,299	(43,147,754)	(1,709,713)
Goldman Sachs	08/14/23	352.89	(285)	542,626	(11,711,534)	(124,388)
Goldman Sachs	08/14/23	386.60	(495)	977,601	(20,341,085)	(469,222)
Goldman Sachs	09/14/23	331.29	(230)	424,109	(9,451,413)	(82,940)
Goldman Sachs	09/14/23	352.89	(560)	1,124,452	(23,012,135)	(310,827)
Goldman Sachs	10/13/23	331.29	(630)	1,202,639	(25,888,652)	(281,687)
Goldman Sachs	10/13/23	357.39	(170)	299,194	(6,985,827)	(123,095)
Goldman Sachs	11/14/23	350.26	(135)	228,617	(5,547,569)	(100,452)
Goldman Sachs	11/14/23	357.39	(640)	1,192,296	(26,299,583)	(539,474)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	13

Beacon Planned Return Strategy Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 2)
Goldman Sachs	12/14/23	$350.26	(475)	$845,719	$(19,519,223)	$(397,540)
Goldman Sachs	12/14/23	359.52	(300)	401,689	(12,327,930)	(292,583)
Goldman Sachs	01/12/24	359.52	(480)	686,382	(19,724,688)	(505,735)
Goldman Sachs	01/12/24	372.34	(300)	378,285	(12,327,930)	(385,819)
Goldman Sachs	02/14/24	346.37	(315)	483,825	(12,944,327)	(298,814)
Goldman Sachs	02/14/24	372.34	(470)	627,427	(19,313,757)	(656,988)
Goldman Sachs	03/12/24	346.37	(535)	860,254	(21,984,808)	(549,794)
				19,304,629	(418,738,689)	(7,416,099)

Call Option Contracts - (9.38%)
S&P 500® Mini Index
Goldman Sachs	04/14/23	427.67	(640)	1,530,209	(26,299,584)	(33,435)
Goldman Sachs	04/14/23	465.25	(920)	2,351,475	(37,805,652)	(43)
Goldman Sachs	05/12/23	404.54	(680)	1,593,207	(27,943,308)	(1,002,747)
Goldman Sachs	05/12/23	429.47	(880)	2,160,357	(36,161,928)	(239,153)
Goldman Sachs	06/14/23	406.62	(930)	2,250,554	(38,216,583)	(1,621,456)
Goldman Sachs	06/14/23	412.66	(630)	1,479,209	(25,888,653)	(864,157)
Goldman Sachs	07/14/23	457.13	(510)	1,212,245	(20,957,481)	(74,016)
Goldman Sachs	08/14/23	421.39	(570)	1,384,502	(23,423,067)	(858,636)
Goldman Sachs	08/14/23	459.27	(990)	2,448,221	(40,682,169)	(224,501)
Goldman Sachs	09/14/23	399.39	(460)	1,139,397	(18,902,826)	(1,463,715)
Goldman Sachs	09/14/23	423.86	(1,120)	2,815,625	(46,024,272)	(1,845,901)
Goldman Sachs	10/13/23	401.41	(1,260)	3,241,917	(51,777,306)	(4,161,263)
Goldman Sachs	10/13/23	426.96	(340)	864,607	(13,971,654)	(590,309)
Goldman Sachs	11/14/23	417.59	(270)	661,625	(11,095,137)	(675,740)
Goldman Sachs	11/14/23	429.34	(1,280)	3,372,750	(52,599,168)	(2,368,340)
Goldman Sachs	12/14/23	420.31	(950)	2,397,289	(39,038,445)	(2,448,423)
Goldman Sachs	12/14/23	423.64	(600)	1,350,577	(24,655,860)	(1,431,071)
Goldman Sachs	01/12/24	425.64	(960)	2,222,363	(39,449,376)	(2,377,166)
Goldman Sachs	01/12/24	437.37	(600)	1,328,371	(24,655,860)	(1,109,401)
Goldman Sachs	02/14/24	409.88	(630)	1,459,679	(25,888,653)	(2,305,991)
Goldman Sachs	02/14/24	439.44	(940)	2,180,754	(38,627,514)	(1,844,614)
Goldman Sachs	03/14/24	411.03	(1,070)	2,608,608	(43,969,617)	(4,031,622)
				42,053,541	(708,034,113)	(31,571,700)

TOTAL WRITTEN OPTION CONTRACTS				$61,358,170	$(1,126,772,802)	$(38,987,799)

See Notes to Financial Statements.
14	www.beacontrust.com

Beacon Funds Trust	Statements of Assets and Liabilities
March 31, 2023 (Unaudited)

	BEACON ACCELERATED RETURN STRATEGY FUND	BEACON PLANNED RETURN STRATEGY FUND
ASSETS:
Investments, at value (Cost $90,406,157 and $372,032,077)	$94,430,095	$376,169,056
Receivable for shares sold	2,100	4,639
Dividends and interest receivable	343	501
Other assets	12,607	17,525
Total Assets	94,445,145	376,191,721

LIABILITIES:
Written options, at value (premiums received $6,974,349 and $53,084,212)	4,784,733	38,987,799
Payable for administration and transfer agent fees	43,512	99,827
Payable to adviser	73,376	279,373
Payable for distribution and service fees	2,244	17,577
Payable for printing fees	503	1,431
Payable for professional fees	10,212	12,220
Payable for trustees' fees and expenses	1,571	5,573
Payable to Chief Compliance Officer fees	565	1,873
Accrued expenses and other liabilities	4,793	7,465
Total Liabilities	4,921,509	39,413,138
NET ASSETS	$89,523,636	$336,778,583

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$97,867,526	$337,555,140
Total distributable earnings	(8,343,890)	(776,557)
NET ASSETS	$89,523,636	$336,778,583

PRICING OF SHARES
Institutional Class :
Net Asset Value, offering and redemption price per share	$8.89	$9.95
Net Assets	$89,523,636	$336,778,583
Shares of beneficial interest outstanding	10,064,509	33,855,481

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	15

Beacon Funds Trust	Statements of Operations
For the Period Ended March 31, 2023 (Unaudited)

	BEACON ACCELERATED RETURN STRATEGY FUND	BEACON PLANNED RETURN STRATEGY FUND
INVESTMENT INCOME:
Dividends	$61,312	$101,638
Total Investment Income	61,312	101,638

EXPENSES:
Investment advisory fees (Note 7)	423,807	1,629,598
Administration fees	45,721	156,427
Shareholder service fees
Institutional Class	13,629	70,260
Custody fees	2,699	3,374
Legal fees	2,562	8,284
Audit and tax fees	9,925	9,925
Transfer agent fees	18,938	37,412
Trustees' fees and expenses	3,702	15,342
Registration and filing fees	10,676	14,631
Printing fees	705	2,488
Chief Compliance Officer fees	3,549	13,413
Insurance fees	708	2,618
Other expenses	2,231	4,320
Total Expenses	538,852	1,968,092
NET INVESTMENT LOSS	(477,540)	(1,866,454)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain/(loss) on:
Investments	(7,865,855)	(27,524,207)
Written options contracts	2,829,290	18,756,691
Net realized loss	(5,036,565)	(8,767,516)
Change in unrealized appreciation/(depreciation) on:
Investments	20,881,047	56,711,717
Written options contracts	(2,900,844)	(3,422,937)
Net change	17,980,203	53,288,780

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND WRITTEN OPTIONS	12,943,638	44,521,264
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$12,466,098	$42,654,810

See Notes to Financial Statements.
16	www.beacontrust.com

Beacon Accelerated
Return Strategy Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
OPERATIONS:
Net investment loss	$(477,540)	$(1,203,433)
Net realized gain/(loss) on investments and written options	(5,036,565)	3,042,217
Net change in unrealized appreciation/(depreciation) on investments and written options	17,980,203	(17,811,474)
Net increase/(decrease) in net assets resulting from operations	12,466,098	(15,972,690)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	–	(24,138,256)
From return of capital
Institutional Class	–	(366,575)
Total distributions	–	(24,504,831)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Institutional Class
Shares sold	1,083,241	6,028,323
Dividends reinvested	–	23,980,816
Shares redeemed	(1,627,460)	(31,643,694)
Net decrease from beneficial share transactions	(544,219)	(1,634,555)
Net increase/(decrease) in net assets	11,921,879	(42,112,076)

NET ASSETS:
Beginning of period	77,601,757	119,713,833
End of period	$89,523,636	$77,601,757

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	17

Beacon Planned Return Strategy Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
OPERATIONS:
Net investment loss	$(1,866,454)	$(4,093,229)
Net realized gain/(loss) on investments and written options	(8,767,516)	20,576,551
Net change in unrealized appreciation/(depreciation) on investments and written options	53,288,780	(52,140,599)
Net increase/(decrease) in net assets resulting from operations	42,654,810	(35,657,277)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	–	(45,378,177)
From return of capital
Institutional Class	–	(1,088,908)
Total distributions	–	(46,467,085)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Institutional Class
Shares sold	3,212,387	45,414,554
Dividends reinvested	–	41,178,702
Shares redeemed	(15,366,350)	(60,963,772)
Net increase/(decrease) from beneficial share transactions	(12,153,963)	25,629,484
Net increase/(decrease) in net assets	30,500,847	(56,494,878)

NET ASSETS:
Beginning of period	306,277,736	362,772,614
End of period	$336,778,583	$306,277,736

See Notes to Financial Statements.
18	www.beacontrust.com

Page Intentionally Left Blank

Beacon Accelerated Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Return of capital
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses (d)
Net investment loss

PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.
20	www.beacontrust.com

Beacon Accelerated
Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018 (a)
$7.66		$11.66	$10.74	$10.15	$11.30	$10.00

(0.05)		(0.12)	(0.14)	(0.12)	(0.11)	(0.13)
1.28		(1.46)	1.93	1.15	0.37	1.49
1.23		(1.58)	1.79	1.03	0.26	1.36

–		(2.38)	(0.87)	(0.44)	(1.41)	(0.06)
–		(0.04)	–	–	–	–
–		(2.42)	(0.87)	(0.44)	(1.41)	(0.06)
1.23		(4.00)	0.92	0.59	(1.15)	1.30
$8.89		$7.66	$11.66	$10.74	$10.15	$11.30

16.06%		(18.13%)	17.42%	10.32%	5.09%	13.70%

$89,524		$77,602	$119,714	$116,041	$119,042	$154,518

1.27	%(e)	1.23%	1.22%	1.22%	1.20%	1.29	%(e)
(1.13	%)(e)	(1.21%)	(1.22%)	(1.21%)	(1.16%)	(1.25	%)(e)

0%		0%	0%	0%	0%	0%

(a)	Commenced operations on October 2, 2017.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	21

Beacon Accelerated
Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

(d)	According to the Fund's shareholder services plan with respect to the Fund's Institutional Class shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the period ended March 31, 2023, the period ended September 30, 2021, the period ended September 30, 2020, the period ended September 30, 2019, and the period ended September 30, 2018, respectively, in the amount of 0.06% (annualized), 0.00% (annualized), 0.00% (annualized), 0.14% (annualized), and 0.06% (annualized) of average net assets of Institutional Class shares.
(e)	Annualized.
(f)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.
22	www.beacontrust.com

Page Intentionally Left Blank

Beacon Planned
Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Return of capital
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses (d)
Net investment loss

PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.
24	www.beacontrust.com

Beacon Planned
Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

For the Six		For the Year	For the Year	For the Year	For the Year	For the Period
Months Ended		Ended	Ended	Ended	Ended	Ended
March 31, 2023		September 30,	September 30,	September 30,	September 30,	September 30,
(Unaudited)		2022	2021	2020	2019	2018 (a)
$8.72		$11.13	$10.49	$10.44	$10.73	$10.00

(0.05)		(0.12)	(0.13)	(0.12)	(0.11)	(0.13)
1.28		(0.85)	1.31	0.85	0.62	0.89
1.23		(0.97)	1.18	0.73	0.51	0.76

–		(1.41)	(0.54)	(0.68)	(0.80)	(0.03)
–		(0.03)	–	–	–	–
–		(1.44)	(0.54)	(0.68)	(0.80)	(0.03)
1.23		(2.41)	0.64	0.05	(0.29)	0.73
$9.95		$8.72	$11.13	$10.49	$10.44	$10.73

14.11%		(10.41%)	11.53%	7.21%	5.77%	7.64%

$336,779		$306,278	$362,773	$315,389	$306,524	$351,595

1.21	%(e)	1.19%	1.19%	1.20%	1.17%	1.25	%(e)
(1.14	%)(e)	(1.18%)	(1.19%)	(1.19%)	(1.13%)	(1.23	%)(e)

0%		0%	0%	0%	0%	0%

(a)	Commenced operations on October 2, 2017.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	25

Beacon Planned
Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

(d)	According to the Fund's shareholder services plan with respect to the Fund's Institutional Class shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the period ended March 31, 2023, the period ended September 30, 2021, the period ended September 30, 2020, the period ended September 30, 2019, and the period ended September 30, 2018, respectively, in the amount of 0.06% (annualized), 0.00% (annualized), 0.00% (annualized), 0.14% (annualized), and 0.06% (annualized) of average net assets of Institutional Class shares.
(e)	Annualized.
(f)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.
26	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements
March 31, 2023 (Unaudited)

1.  ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund the primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for the Beacon Planned Return Strategy Fund. The Funds currently offer Institutional Class shares. The Board of Trustees (the “Board” or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Semi-Annual Report | March 31, 2023	27

Beacon Funds Trust	Notes to Financial Statements
March 31, 2023 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2023:

BEACON ACCELERATED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$91,633,809	$–	$91,633,809
Short Term Investments	2,796,286	–	–	2,796,286
Total	$2,796,286	$91,633,809	$–	$94,430,095

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(4,784,733)	$–	$(4,784,733)
Total	$–	$(4,784,733)	$–	$(4,784,733)

28	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements
March 31, 2023 (Unaudited)

BEACON PLANNED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$372,105,285	$–	$372,105,285
Short Term Investments	4,063,770	–	–	4,063,770
Total	$4,063,770	$372,105,285	$–	$376,169,055

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(38,987,799)	$–	$(38,987,799)
Total	$–	$(38,987,799)	$–	$(38,987,799)

There were no Level 3 securities held at March 31, 2023.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees' fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a fund and are apportioned among the classes based on average net assets of each class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2023, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions and has concluded that as of March 31, 2023, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Semi-Annual Report | March 31, 2023	29

Beacon Funds Trust	Notes to Financial Statements
March 31, 2023 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3.  DERIVATIVE INSTRUMENTS

Each Fund's principal investment strategy permits it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

30	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements
March 31, 2023 (Unaudited)

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices.

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

Semi-Annual Report | March 31, 2023	31

Beacon Funds Trust	Notes to Financial Statements
March 31, 2023 (Unaudited)

The average option contract notional amount during the six months ended March 31, 2023, is noted below for each of the Funds.

Derivative Type	Unit of Measurement	Monthly Average
Beacon Accelerated Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$164,302,945
Written Option Contracts	Notional value of contracts outstanding	$164,302,945

Derivative Type	Unit of Measurement	Monthly Average
Beacon Planned Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$1,090,876,483
Written Option Contracts	Notional value of contracts outstanding	$1,090,876,483

Derivative Instruments: The following tables disclose the amounts related to the Funds’ use of derivative instruments.

The effect of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2023:

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statements of Assets and Liabilities Location	Fair Value of Liability Derivatives
Beacon Accelerated Return Strategy Fund
Equity Contracts
(Purchased Options/ Written Options)	Investments, at value	$91,633,809	Written Options, at value	$4,784,733
		$91,633,809		$4,784,733

Beacon Planned Return Strategy Fund
Equity Contracts
(Purchased Options/ Written Options)	Investments, at value	$372,105,285	Written Options, at value	$38,987,799
		$372,105,285		$38,987,799

32	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements
March 31, 2023 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2023:

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Beacon Accelerated Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/ (depreciation) on investments	$(7,862,702)	$20,881,047
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/ (depreciation) on written option contracts	2,829,290	(2,900,844)
Total		$(5,033,412)	$17,980,203
Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/ (depreciation) on investments	$(27,504,346)	$48,437,759
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/ (depreciation) on written option contracts	18,756,691	(3,422,937)
Total		$(8,747,655)	$45,014,822

4.  TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

Semi-Annual Report | March 31, 2023	33

Beacon Funds Trust	Notes to Financial Statements
March 31, 2023 (Unaudited)

The tax character of distributions paid during the fiscal year ended September 30, 2022, were as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital
Beacon Accelerated Return Strategy Fund	$8,562,429	$15,575,827	$366,575
Beacon Planned Return Strategy Fund	15,027,890	30,350,287	1,088,908

Unrealized Appreciation and Depreciation on Investments and Derivative Instruments: As of March 31, 2023, the aggregate costs of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation of instruments and derivative instruments for federal tax purposes were as follows:

	Beacon Accelerated Return Strategy Fund	Beacon Planned Return Strategy Fund
Gross unrealized appreciation (excess of value over tax cost)(a)	$8,175,890	$47,579,955
Gross unrealized depreciation (excess of tax cost over value)(a)	(1,962,335)	(29,346,562)
Net unrealized appreciation	$6,213,555	$18,233,393
Cost of investments for income tax purposes	$90,406,157	$380,306,034

(a)        Includes appreciation/(depreciation) on written options.

Mark to market adjustments are not included in calculating tax cost and appreciation and depreciation for the semi-annual report.

5.  SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the year ended March 31, 2023, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Beacon Accelerated Return Strategy Fund	$–	$–
Beacon Planned Return Strategy Fund	–	–

34	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements
March 31, 2023 (Unaudited)

6.  BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 2.00% short-term redemption fee deducted from the redemption amount. For the period ended March 31, 2023, the redemption fees charged by the Funds, if any, are presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Beacon Accelerated Return Strategy Fund
Institutional Class
Shares sold	125,749	625,322
Shares issued in reinvestment of distributions to
shareholders	–	2,437,075
Shares redeemed	(191,560)	(3,201,437)
Net decrease in shares outstanding	(65,811)	(139,040)

Beacon Planned Return Strategy Fund
Institutional Class
Shares sold	333,266	4,498,825
Shares issued in reinvestment of distributions to shareholders	–	4,113,756
Shares redeemed	(1,602,083)	(6,092,223)
Net increase/(decrease) in shares outstanding	(1,268,817)	2,520,358

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 98% of the outstanding shares of the Beacon Accelerated Return Strategy Fund are held by one omnibus account. Approximately 87% of the outstanding shares of the Beacon Planned Return Strategy Fund are owned by one omnibus account. Share transaction activities of these shareholders could have a material impact on the Funds.

Semi-Annual Report | March 31, 2023	35

Beacon Funds Trust	Notes to Financial Statements
March 31, 2023 (Unaudited)

7.  MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Beacon Investment Advisory Services, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rate is 1.00% based on average daily net assets for the Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 1.40% of the Beacon Accelerated Return Strategy Fund’s average daily net assets for the Institutional Class shares and 1.40% of the Beacon Planned Return Strategy Fund’s average daily net assets for the Institutional Class shares. The Fee Waiver Agreement shall continue at least through January 31, 2024, and will automatically continue upon annual approval of the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, the Fee Waiver Agreement may only be amended or terminated with the approval of the Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through a reduction of its management fee or otherwise) only to the extent that each Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis. There were no fees waived or reimbursed for the six months ended March 31, 2023.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Funds for the six months ended March 31, 2023, are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

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Beacon Funds Trust	Notes to Financial Statements
March 31, 2023 (Unaudited)

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each Fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net assets of each Fund’s Institutional Class shares, respectively, to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Shareholder Services Plan fees paid by the Funds are disclosed in the Statements of Operations.

8.  TRUSTEES AND OFFICERS

As of March 31, 2023, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $14,000, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $3,250. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 7 the Funds pays ALPS an annual fee for compliance services.

Semi-Annual Report | March 31, 2023	37

Beacon Funds Trust	Notes to Financial Statements
March 31, 2023 (Unaudited)

9.  INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10.  RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 and can be applied through December 31, 2022. FASB has deferred the sunset date to December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

11.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

38	www.beacontrust.com

Beacon Funds Trust	Additional Information
March 31, 2023 (Unaudited)

1.  PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-844-894-9222 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-844-894-9222 or (ii) on the SEC’s website at http://www.sec.gov.

2.  PORTFOLIO HOLDINGS

The Funds’ portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-866-377-8090 or by writing to Beacon Trust at 163 Madison Avenue, Suite 600, Morristown, New Jersey 07960.

Semi-Annual Report | March 31, 2023	39

Beacon Funds

This material must be preceded by a prospectus.

The Beacon Funds are distributed by ALPS Distributors, Inc.

CARRET
Asset Management

SEMI-ANNUAL

March 31, 2023

Kansas Tax-Exempt Bond Fund | Institutional Class (SEKSX)
Kansas Tax-Exempt Bond Fund | Class A (IKSTX)

Portfolio Update	1
Disclosure of Fund Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	15
Additional Information	21

Carret Kansas Tax-Exempt Bond Fund	Portfolio Update
March 31, 2023 (Unaudited)

Average Annual Total Returns (as of March 31, 2023)

	1 Year	5 Year	10 Year	Since Inception*
Carret Kansas Tax-Exempt Bond Fund - Institutional Class	-0.02%	1.34%	1.81%	4.07%
Carret Kansas Tax-Exempt Bond Fund – Class A (NAV)	-0.27%	1.07%	1.48%	3.74%
Carret Kansas Tax-Exempt Bond Fund – Class A (MOP)	-4.49%	0.19%	1.04%	3.60%
Bloomberg Barclays US Municipal Bond: 7 Year (6-8) Index(a)	2.02%	2.19%	2.14%	2.41%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 287-7933.

*	The Fund commenced operations on May 22, 2007. The Predecessor Fund, American Independence Kansas Tax-Exempt Bond Fund was reorganized into the Fund on September 14, 2018. Fund performance prior to September 24, 2018 is reflective of the past performance of the Predecessor Fund. The Institutional Class of the Predecessor Fund commenced operations on December 10, 1990. Class A of the Predecessor Fund commenced operations on August 6, 2002.
(a)	The Bloomberg Barclays 7-Year US Municipal Bond Index is a total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6 to 8 years.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 4.25%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Institutional Class and Class A shares (as reported in the January 27, 2023 Prospectus) are 0.58% and 0.48% and 0.90% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2024.

Semi-Annual Report | March 31, 2023	1

Carret Kansas Tax-Exempt Bond Fund	Portfolio Update
March 31, 2023 (Unaudited)

Performance of $3,000,000 Initial Investment (as of March 31, 2023)

The graph shown above represents historical performance of a hypothetical investment of $3,000,000 in the Institutional Class. Due to differing expenses, performance of Class A will vary. Past performance does not guarantee future results. Returns do not reflect the deduction of fees, sales charges, or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Portfolio Diversification (% of Net Assets as of March 31, 2023)

2

Carret Kansas Tax-Exempt Bond Fund	Disclosure of Fund Expenses
March 31, 2023 (Unaudited)

Examples. As a shareholder of the Carret Kansas Tax-Exempt Bond Fund, you incur two types of costs: (1) transaction costs, (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2022 and held through March 31, 2023.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2022 and held through March 31, 2023.” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expense Ratio(a)	Expenses Paid During Period October 1, 2022 - March 31, 2023(b)
Carret Kansas Tax-Exempt Bond Fund
Institutional Class
Actual	$1,000.00	$1,069.50	0.48%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42

Class A
Actual	$1,000.00	$1,068.20	0.73%	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	0.73%	$3.68

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses after any applicable waivers and reimbursements.
(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2023	3

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (98.07%)
Education (43.17%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$2,009,341
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	572,492
4.000%, 12/01/2034	250,000	255,273
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	366,566
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	975,577
3.000%, 09/01/2035	510,000	483,947
Butler County Unified School District No. 375 Circle, General Obligation Unlimited Bonds
3.000%, 09/01/2035	750,000	717,173
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	726,352
4.000%, 09/01/2031	500,000	525,009
5.000%, 09/01/2034	2,000,000	2,230,114
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,031,288
4.000%, 09/01/2036	500,000	511,356
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,566,152
4.000%, 09/01/2033	500,000	508,218
Ellis County Unified School District No. 489 Hays, General Obligation Unlimited Bonds
5.000%, 09/01/2042	535,000	588,526
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,558,076
5.000%, 09/01/2027	800,000	868,562
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,215,825
4.000%, 03/01/2034	1,000,000	1,057,240
Franklin County Unified School District No. 289 Wellsville, General Obligation Unlimited Bonds
4.000%, 09/01/2030	645,000	712,081
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
5.000%, 09/01/2032	150,000	158,782
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,000,000	984,999
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	421,054
4.000%, 09/01/2033	1,000,000	1,030,101
4.000%, 09/01/2035	1,000,000	1,021,465
5.000%, 09/01/2030	1,970,000	2,134,795
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,247,023
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
2.000%, 09/01/2030	750,000	700,192
4.000%, 09/01/2031	1,000,000	1,041,514
4.000%, 09/01/2033	175,000	178,225
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
3.000%, 10/01/2039	2,000,000	1,800,092
4.000%, 10/01/2035	425,000	451,705
5.000%, 10/01/2041	500,000	571,418
Kansas City Kansas Community College Auxiliary Enterprise System, Revenue Bonds
4.000%, 09/01/2032	140,000	147,499
4.000%, 09/01/2033	100,000	104,644

See Notes to Financial Statements.
4

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 2)
Education (continued)
Kansas Development Finance Authority, Revenue Bonds
2.000%, 05/01/2031	$630,000	$566,000
2.000%, 06/01/2032	1,000,000	872,483
2.000%, 05/01/2033	800,000	691,747
3.000%, 05/01/2030	450,000	451,305
3.500%, 05/01/2033	500,000	500,116
4.000%, 03/01/2028	610,000	617,251
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,056,175
Leavenworth County Unified School District No. 458, General Obligation Unlimited Bonds
5.000%, 09/01/2037	1,165,000	1,299,041
5.000%, 09/01/2038	1,000,000	1,115,057
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	703,397
4.000%, 09/01/2036	465,000	477,860
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
3.000%, 09/01/2044	1,000,000	802,569
4.000%, 09/01/2030	325,000	342,281
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	473,690
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	811,511
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,322,473
Saline County Unified School District No. 305 Salina, General Obligation Unlimited Bonds
4.000%, 09/01/2034	440,000	472,257
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	840,739
Sedgwick County Unified School District No. 262 Valley Center, General Obligation Unlimited Bonds
4.000%, 09/01/2030	500,000	509,911
5.000%, 09/01/2033	750,000	775,174
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	552,611
Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	370,000	383,195
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	786,963
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	366,761
4.000%, 11/01/2034	425,000	442,517
4.000%, 11/01/2035	635,000	657,707
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,061,810
4.000%, 09/01/2032	500,000	529,132
5.000%, 09/01/2029	2,390,000	2,529,927
Sumner County Unified School District No. 353 Wellington, General Obligation Unlimited Bonds
5.000%, 09/01/2026	230,000	232,228
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	250,000	264,576
5.000%, 09/01/2030	350,000	369,393
5.000%, 09/01/2031	500,000	526,936
Washburn University/Topeka, Revenue Bonds
4.000%, 07/01/2041	330,000	330,110
5.000%, 07/01/2035	500,000	519,994
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2038	1,225,000	1,306,838
4.000%, 09/01/2039	400,000	426,722

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	5

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 2)
Education (continued)
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	$1,000,000	$1,092,006
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	544,393
Total Education		58,097,532

General Obligation (32.96%)(a)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	343,993
4.000%, 12/01/2031	445,000	468,687
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	723,442
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	829,091
City of Concordia, General Obligation Unlimited Bonds
2.000%, 11/01/2038	350,000	275,462
2.000%, 11/01/2039	355,000	271,870
2.000%, 11/01/2040	365,000	273,627
City of De Soto, General Obligation Unlimited Bonds
4.125%, 09/01/2048	755,000	767,355
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	950,000	962,091
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2030	470,000	489,599
4.000%, 09/01/2031	445,000	463,350
City of Leawood, General Obligation Unlimited Bonds
4.000%, 09/01/2029	300,000	327,904
City of Lenexa, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,560,000	1,567,111
City of Manhattan, General Obligation Unlimited Bonds
4.000%, 11/01/2031	400,000	429,360
5.000%, 11/01/2025	570,000	605,419
5.000%, 11/01/2029	800,000	920,675
City of Olathe, General Obligation Unlimited Bonds
3.000%, 10/01/2033	1,000,000	989,922
4.000%, 10/01/2028	1,315,000	1,376,567
City of Overland Park, General Obligation Unlimited Bonds
4.000%, 09/01/2037	475,000	502,718
4.000%, 09/01/2038	475,000	500,423
4.000%, 09/01/2039	350,000	367,171
City of Paola, General Obligation Unlimited Bonds
5.000%, 09/01/2030	535,000	617,875
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,010
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	610,130
3.000%, 10/01/2036	680,000	629,325
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	435,984
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	863,241
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	400,000	337,960
3.000%, 10/01/2030	720,000	727,834
4.000%, 06/01/2030	820,000	863,014
5.000%, 06/01/2031	700,000	820,613

See Notes to Financial Statements.
6

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Wichita, Revenue Bonds
5.000%, 09/01/2030	$1,000,000	$1,115,211
County of Anderson, General Obligation Unlimited Bonds
3.000%, 08/01/2033	750,000	747,297
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	766,392
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	432,424
County of Johnson, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,125,000	1,160,993
4.000%, 09/01/2035	1,525,000	1,589,831
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	539,664
County of Saline, General Obligation Unlimited Bonds
4.000%, 09/01/2029	765,000	837,354
Johnson County Public Building Commission, Revenue Bonds
3.000%, 09/01/2030	790,000	799,650
4.000%, 09/01/2029	650,000	678,538
4.000%, 09/01/2030	500,000	520,850
4.000%, 09/01/2031	1,500,000	1,561,853
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	950,000	839,503
2.000%, 11/01/2034	975,000	842,780
4.000%, 11/01/2030	800,000	843,442
4.000%, 11/01/2031	1,100,000	1,157,219
5.000%, 04/01/2026	1,485,000	1,485,000
5.000%, 05/01/2042	1,500,000	1,711,588
Saline County Public Building Commission, Revenue Bonds
2.000%, 09/01/2033	200,000	177,237
2.000%, 09/01/2034	225,000	195,329
2.000%, 09/01/2035	220,000	184,489
Unified Government of Greeley County, General Obligation Unlimited Bonds
4.000%, 12/01/2032	100,000	104,253
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	887,939
4.000%, 08/01/2029	685,000	722,367
4.000%, 08/01/2030	2,105,000	2,236,092
4.000%, 08/01/2031	930,000	930,866
4.000%, 08/01/2032	1,000,000	1,069,487
5.000%, 08/01/2025	815,000	859,144
Total General Obligation		44,363,615

Health Care (1.04%)
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,400,875

Public Services (1.28%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,179,080
3.000%, 09/01/2029	535,000	540,130
Total Public Services		1,719,210

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	7

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 2)
Transportation (11.21%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2030	$1,000,000	$1,159,341
5.000%, 09/01/2031	630,000	729,815
5.000%, 09/01/2032	500,000	578,313
5.000%, 09/01/2036	1,000,000	1,134,653
5.000%, 09/01/2037	1,000,000	1,126,806
5.000%, 09/01/2038	1,150,000	1,289,808
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	1,500,000	1,661,547
5.000%, 09/01/2031	3,020,000	3,340,635
5.000%, 09/01/2032	500,000	552,467
5.000%, 09/01/2034	3,260,000	3,518,974
Total Transportation		15,092,359

Utilities (8.41%)
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2032	1,180,000	1,268,329
4.000%, 11/01/2038	1,000,000	1,003,583
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	440,000	330,388
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	458,044
2.000%, 07/01/2035	550,000	453,406
3.000%, 07/01/2030	675,000	677,593
3.000%, 07/01/2031	555,000	554,746
3.000%, 07/01/2032	745,000	741,347
3.000%, 07/01/2033	755,000	746,359
4.000%, 07/01/2024	250,000	252,558
City of Topeka Combined Utility, Revenue Bonds
2.000%, 08/01/2043	1,070,000	720,130
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,181,881
3.375%, 10/01/2039	1,000,000	947,644
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	250,000	237,263
3.000%, 09/01/2040	250,000	213,528
5.000%, 09/01/2031	1,350,000	1,423,311
5.000%, 09/01/2033	100,000	104,280
Total Utilities		11,314,390

TOTAL MUNICIPAL BONDS
(Cost $138,214,570)		131,987,981

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.09%)
Money Market Fund (0.09%)
First American Treasury Obligations Fund, Class X (2.980%, 7-Day Yield)	115,582	$115,582
Total Money Market Fund		115,582

TOTAL SHORT TERM INVESTMENTS
(Cost $115,582)		115,582

See Notes to Financial Statements.
8

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

TOTAL INVESTMENTS (98.16%)
(Cost $138,330,152)	$132,103,563

OTHER ASSETS IN EXCESS OF LIABILITIES (1.84%)	2,478,283

NET ASSETS (100.00%)	$134,581,846

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	9

Carret Kansas Tax-Exempt Bond Fund	Statement of Assets and Liabilities
March 31, 2023 (Unaudited)

ASSETS:
Investments, at value (Cost $138,330,152)	$132,103,563
Receivable for investments sold	1,948,608
Receivable for shares sold	10,053
Dividends and interest receivable	903,105
Other assets	21,971
Total Assets	134,987,300

LIABILITIES:
Distributions payable	223,343
Payable for administration and transfer agent fees	108,729
Payable for shares redeemed	3,407
Payable to adviser	20,700
Payable for distribution fees	242
Payable for printing fees	7,541
Payable for professional fees	18,713
Payable for trustees' fees and expenses	7,044
Payable to Chief Compliance Officer fees	6,212
Accrued expenses and other liabilities	9,523
Total Liabilities	405,454
NET ASSETS	$134,581,846

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$141,624,634
Total distributable earnings/(deficit)	(7,042,788)
NET ASSETS	$134,581,846

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.21
Net Assets	$133,432,120
Shares of beneficial interest outstanding	13,071,765
Class A:
Net Asset Value, offering and redemption price per share	$10.21
Net Assets	$1,149,726
Shares of beneficial interest outstanding	112,626
Maximum offering price per share(a)	$10.66

(a)	The maximum offering price per share, is the net asset value per share/0.9575 (which is 100% less sale charge of 4.25%), adjusted to the nearest cent.

See Notes to Financial Statements.
10

Carret Kansas Tax-Exempt Bond Fund	Statement of Operations
For the Six Months Ended March 31, 2023 (Unaudited)

INVESTMENT INCOME:
Interest	$1,648,008
Total Investment Income	1,648,008

EXPENSES:
Investment advisory fees (Note 6)	203,041
Administration fees	103,278
Distribution fees
Class A	1,436
Custody fees	6,906
Legal fees	9,071
Audit and tax fees	9,193
Transfer agent fees	23,488
Trustees' fees and expenses	6,431
Registration and filing fees	16,902
Printing fees	3,898
Chief Compliance Officer fees	20,029
Insurance fees	1,391
Other expenses	4,762
Total Expenses	409,826
Less fees waived/reimbursed by investment adviser (Note 6)
Institutional Class	(82,529)
Class A	(1,147)
Total fees waived/reimbursed by investment adviser	(83,676)
Net Expenses	326,150
NET INVESTMENT INCOME	1,321,858

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(897,358)
Net realized loss	(897,358)
Change in unrealized appreciation/(depreciation) on:
Investments	8,592,069
Net change	8,592,069

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,694,711
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,016,569

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	11

Carret Kansas Tax-Exempt Bond Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income	$1,321,858	$3,053,701
Net realized gain/(loss) on investments	(897,358)	8,875
Net change in unrealized appreciation/(depreciation) on investments	8,592,069	(23,279,270)
Net increase/(decrease) in net assets resulting from operations	9,016,569	(20,216,694)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(1,320,878)	(3,161,060)
Class A	(9,878)	(38,471)
Total distributions	(1,330,756)	(3,199,531)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	9,632,770	19,206,599
Dividends reinvested	72,729	285,016
Shares redeemed	(22,023,674)	(38,481,641)
Net decrease from beneficial share transactions	(12,318,175)	(18,990,026)
Class A
Shares sold	9,098	17,253
Dividends reinvested	8,823	27,794
Shares redeemed	(53,378)	(2,454,894)
Net decrease from beneficial share transactions	(35,457)	(2,409,847)
Net decrease in net assets	(4,667,819)	(44,816,098)

NET ASSETS:
Beginning of period	139,249,665	184,065,763
End of period	$134,581,846	$139,249,665

See Notes to Financial Statements.
12

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights
Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018(a)		For the Year Ended October 31, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$9.64		$11.10	$11.16	$10.97	$10.59	$10.88		$11.09

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.10		0.19	0.20	0.24	0.28	0.27		0.32
Net realized and unrealized gain/(loss) on investments	0.57		(1.45)	(0.06)	0.21	0.42	(0.29)		(0.21)
Total from investment operations	0.67		(1.26)	0.14	0.45	0.70	(0.02)		0.11

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.19)	(0.20)	(0.24)	(0.28)	(0.27)		(0.32)
From net realized gains on investments	0.00	(c)	(0.01)	0.00 (c)	(0.02)	(0.04)	–		–
Total Distributions	(0.10)		(0.20)	(0.20)	(0.26)	(0.32)	(0.27)		(0.32)
NET INCREASE/(DECREASE) IN NET ASSET
VALUE	0.57		(1.46)	(0.06)	0.19	0.38	(0.29)		(0.21)
NET ASSET VALUE, END OF PERIOD	$10.21		$9.64	$11.10	$11.16	$10.97	$10.59		$10.88

TOTAL RETURN(d)	6.95%		(11.49%)	1.30%	4.17%	6.77%	(0.15%)		1.04%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$133,432		$138,130	$180,253	$178,827	$179,409	$133,235		$167,374

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.60	%(e)	0.58%	0.56%	0.57%	0.55%	0.75	%(e)	0.61%
Operating expenses including reimbursement/waiver	0.48	%(e)	0.48%	0.48%	0.48%	0.48%	0.56	%(e)	0.48%
Net investment income including reimbursement/waiver	1.96	%(e)	1.80%	1.83%	2.17%	2.62%	2.80	%(e)	2.95%

PORTFOLIO TURNOVER RATE(f)	4%		6%	8%	16%	12%	14%		9%

(a)	Effective September 24, 2018, the Carret Kansas Tax-Exempt Bond Fund merged with and into a clone series of ALPS Series Trust. In connection with the merger, the fiscal year-end changed from October 31 to September 30.
(b)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	13

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights
Class A	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018(a)(b)		For the Year Ended October 31, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$9.64		$11.10	$11.16	$10.97	$10.59	$10.88		$11.09

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.08		0.16	0.18	0.21	0.26	0.24		0.28
Net realized and unrealized gain/(loss) on investments	0.57		(1.45)	(0.06)	0.21	0.42	(0.29)		(0.21)
Total from investment operations	0.65		(1.29)	0.12	0.42	0.68	(0.05)		0.07

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.16)	(0.18)	(0.21)	(0.26)	(0.24)		(0.28)
From net realized gains on investments	0.00	(d)	(0.01)	0.00 (d)	(0.02)	(0.04)	–		–
Total Distributions	(0.08)		(0.17)	(0.18)	(0.23)	(0.30)	(0.24)		(0.28)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.57		(1.46)	(0.06)	0.19	0.38	(0.29)		(0.21)
NET ASSET VALUE, END OF PERIOD	$10.21		$9.64	$11.10	$11.16	$10.97	$10.59		$10.88

TOTAL RETURN(e)	6.82%		(11.72%)	1.05%	3.91%	6.50%	(0.51%)		0.65%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,150		$1,120	$3,813	$4,253	$4,145	$4,748		$11,462

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.93	%(f)	0.90%	0.87%	0.86%	0.88%	1.25	%(f)	1.11%
Operating expenses including reimbursement/waiver	0.73	%(f)	0.73%	0.73%	0.73%	0.73%	0.94	%(f)	0.87%
Net investment income including reimbursement/waiver	1.71	%(f)	1.54%	1.58%	1.92%	2.40%	2.43	%(f)	2.56%

PORTFOLIO TURNOVER RATE(g)	4%		6%	8%	16%	12%	14%		9%

(a)	Effective September 24, 2018, the Carret Kansas Tax-Exempt Bond Fund merged with and into a clone series of ALPS Series Trust. In connection with the merger, the fiscal year-end changed from October 31 to September 30.
(b)	Class C shares were merged into Class A on September 24, 2018. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(c)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(d)	Less than $0.005 per share.
(e)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
14

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret") became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the "Board" or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Semi-Annual Report | March 31, 2023	15

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$131,987,981	$–	$131,987,981
Short Term Investments	115,582	–	–	115,582
Total	$115,582	$131,987,981	$–	$132,103,563

*	For a detailed Sector breakdown, see the accompanying Portfolio of Investments.

There were no Level 3 securities held in the Fund at March 31, 2023.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

16

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

As of and during the six months ended March 31, 2023, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2023, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Fund for the fiscal years ended September 30, 2022, was as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Kansas Tax-Exempt Bond Fund	$1,436	$3,052,265	$145,830

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2023, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Kansas Tax-Exempt Bond Fund
Gross unrealized appreciation (excess of value over tax cost)	$411,737
Gross unrealized depreciation (excess of tax cost over value)	(6,638,326)
Net appreciation (depreciation) of foreign currency and derivatives	–
Net unrealized depreciation	$(6,226,589)
Cost of investments for income tax purposes	$138,330,152

Semi-Annual Report | March 31, 2023	17

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2023, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Kansas Tax-Exempt Bond Fund	$5,462,893	$18,230,942

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Transactions in common shares were as follows:

	For the Period Ended March 31, 2023	For the Year Ended September 30, 2022
Kansas Tax-Exempt Bond Fund
Institutional Class
Shares sold	960,599	1,798,774
Shares issued in reinvestment of distributions to shareholders	7,284	26,632
Shares redeemed	(2,225,513)	(3,732,791)
Net decrease in shares outstanding	(1,257,630)	(1,907,385)
Class A
Shares sold	909	1,646
Shares issued in reinvestment of distributions to shareholders	882	2,640
Shares redeemed	(5,331)	(231,525)
Net decrease in shares outstanding	(3,540)	(227,239)
Class C
Shares sold	–	–
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	–	–
Net increase in shares outstanding	–	–

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 96% of the shares outstanding of the Fund are owned by one omnibus account.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Carret Asset Management, LLC, serves as the investment adviser to the Fund. The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.30% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms by approval at an in-person meeting called for the purpose of considering such matters. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 60 days’ prior written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ prior written notice.

18

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

Pursuant to a fee waiver letter agreement (“Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses, (excluding Rule 12b-1 Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 0.48% of the Fund’s average daily net assets. The Fee Waiver Agreement is in effect through January 31, 2024, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board of Trustees, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, this Agreement may only be amended or terminated with the approval of the Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its management fee or otherwise) only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis.

As of March 31, 2023, the balances of recoupable expenses for the Fund were as follows:

Kansas Tax-Exempt Bond Fund	Expiring in 2023	Expiring in 2024	Expiring in 2025	Expiring in 2026	Total
Institutional Class	$104,141	$141,747	$150,804	$82,529	$479,221
Class A	3,374	5,803	3,615	1,147	13,939

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2023, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares of the Fund and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Class A Shares. Under the Shareholder Services Plan the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of the Fund’s Class A Shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Starting as of September 24, 2018, the Board authorized 0.00% to be paid on shareholder servicing fees.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. The Fund was permitted to pay distribution and service fees at an annual rate of up to 0.25% of its Class A share assets. Distribution fees paid by the Fund for the six months ended March 31, 2023, are disclosed in the Statement of Operations.

7. TRUSTEES AND OFFICERS

As of March 31, 2023, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $14,000, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $3,250. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6 the Fund pays ALPS an annual fee for compliance services.

Semi-Annual Report | March 31, 2023	19

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

9. RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 and can be applied through December 31, 2022. FASB has deferred the sunset date to December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

20

Carret Kansas Tax-Exempt Bond Fund	Additional Information
March 31, 2023 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-833-287-7933 or (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-833-287-7933 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-833-287-7933 or by writing to Carret Asset Management, LLC at 320 Park Avenue, 18th Floor, New York, New York 10022.

Semi-Annual Report | March 31, 2023	21

CLARKSTON FUNDS

CLARKSTON PARTNERS FUND
CLARKSTON FUND
CLARKSTON FOUNDERS FUND

Semi-Annual Report

MARCH 31, 2023

Shareholder Letter	2
Portfolio Update
Clarkston Partners Fund	4
Clarkston Fund	7
Clarkston Founders Fund	10
Disclosure of Fund Expenses	13
Portfolios of Investments
Clarkston Partners Fund	15
Clarkston Fund	17
Clarkston Founders Fund	19
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets
Clarkston Partners Fund	23
Clarkston Fund	24
Clarkston Founders Fund	25
Financial Highlights	26
Notes to Financial Statements	39
Additional Information	49
Disclosure Regarding Renewal and Approval of Fund Advisory Agreement	50

Clarkston Funds	Shareholder Letter
March 31, 2023 (Unaudited)

Dear Shareholder:

The banking crisis that emerged in the first calendar quarter of 2023 added to an already anxious market still reeling from a challenging prior year. These bank failures serve as a valuable reminder that risk is always present in the form of potential permanent impairments. While some irregularities surrounding these financial institutions were understandable, especially in retrospect, identifying the triggers and reactions ahead of time proved to be a difficult exercise for market participants. Clarkston Capital evaluates risk based on the probability of a permanent impairment of capital. We attempt to mitigate risk, and therefore permanent impairments of capital, throughout each step in our investment process, described as follows:

1)	Quality – Clarkston Capital’s investment process starts by analyzing three quality attributes or principles: business principle, financial principle, and management principle. For each business, we seek to identify what we believe to be high-quality characteristics such as high levels of recurring revenue, pricing power, barriers to entry, and astute management, among others. We believe that by starting the investment process looking for quality businesses, rather than starting with value, we are less likely to invest in “value traps”[1] and more likely to find businesses that can withstand economic challenges.
2)	Bench – When a business meets our quality criteria, the investment team adds it to our bench of potential investments. We maintain a bench of 100-125 businesses across all three strategies utilized in the Clarkston Funds. We monitor each business on our bench over time, usually months to years, which allows us to continuously expand our understanding of the business, and helps us to potentially avoid investment mistakes caused by investing too quickly.
3)	Valuation – Only after a business meets our quality criteria and we add it to our bench do we value the business. Clarkston Capital values a business by adding together our estimates of its normalized free cash flow yield[2] and long-term organic growth rate. We require businesses to have at least a high-single-digit free cash flow yield at time of purchase. Clarkston Capital believes that durable free cash flow can provide a level of stability and financial flexibility during challenging times.
4)	Portfolio – While initial and subsequent investment decisions can and do vary based on a number of factors, Clarkston Capital typically initiates a new position in the Clarkston Funds at about a 2% weighting. We then seek to add to that position size up to approximately 8% if the market offers more attractive entry points after the initial purchase. By taking advantage of these attractive entry points, generally we are able to cause the Fund to add to a position gradually, which can enhance returns for shareholders over the long term.

During the six-month period ended March 31, 2023, our consistent application of our investment process and philosophy helped to produce the following results versus their respective benchmarks. The Clarkston Partners Fund – Institutional Class returned 9.58% versus the Russell 2500TM Index return of 11.07%, the Clarkston Fund – Institutional Class returned 17.98% versus the Russell 1000® Index return of 15.24%, and the Clarkston Founders Fund – Institutional Class returned 11.67% versus the Russell Midcap® Index return of 13.61%.

While we are never satisfied with relative underperformance over any period of time for any Fund, our investment decisions are made with a long-term mindset and therefore our investment results are best measured over longer periods of time. Our goal is to compound wealth over the long term, and we continue to believe that the best method to achieve this goal is through consistent application of our Quality Value3 investment approach. We are thrilled with the holdings in the Clarkston Funds and feel encouraged by the fundamental performance of the businesses held.

2	www.clarkstonfunds.com

Clarkston Funds	Shareholder Letter
March 31, 2023 (Unaudited)

We thank you for your continued trust and support, and ever look forward to uncovering more value.

Thank you,

Jeffrey A. Hakala, CFA, CPA	Jerry W. Hakala, CFA

Past performance does not guarantee future results. The views and information discussed in this letter are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of Clarkston Capital Partners, LLC, the investment adviser to the Clarkston Funds, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. The information provided does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Clarkston Funds nor Clarkston Capital Partners, LLC accepts any liability for losses, either direct or consequential, caused by the use of this information.

[1]	“Value Trap” is a term given to a low growth business trading at a seemingly low multiple or cheap price. These businesses are cheap for a reason. They typically face secular challenges and never grow beyond their modest valuations.
[2]	“Cash Flow Yield” reflects our estimate of a company’s “normalized” free cash flow divided by its market value.
[3]	Our “Quality Value” investment philosophy is grounded in the belief that the best way to achieve longterm stock portfolio performance is to buy quality companies that are undervalued in the market. We focus on what we consider to be quality companies and create concentrated portfolios that are designed to allow each company to make a significant contribution to the overall portfolio. We define high quality companies as those that exhibit certain financial, business and management quality principles, which may vary over time. These principles include favorable profitability metrics, sustainable competitive advantages and capable management teams.

Semi-Annual Report | March 31, 2023	3

Clarkston Partners Fund	Portfolio Update
March 31, 2023 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Clarivate PLC	8.88%
LPL Financial Holdings Inc.	7.23%
Molson Coors Beverage Co.	6.84%
Hillenbrand, Inc.	6.79%
Affiliated Managers Group, Inc.	6.31%
Stericycle, Inc.	6.10%
US Foods Holding Corp.	5.95%
Post Holdings, Inc.	4.88%
Brown & Brown, Inc.	4.31%
Willis Towers Watson PLC	4.15%
Top Ten Holdings	61.44%

Sector Allocation (as a % of Net Assets)*

Financials	28.50%
Consumer Staples	24.92%
Industrials	16.59%
Technology	8.88%
Utilities	6.10%
Consumer Discretionary	4.83%
Telecommunications	2.44%
Cash, Cash Equivalents, & Other Net Assets	7.74%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Sector allocation is based on the Industry Classification Benchmark (ICB®) industry classifications.

4	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio Update
March 31, 2023 (Unaudited)

Performance of a Hypothetical $25,000 Initial Investment (at Inception* through March 31, 2023)

The graph shown above represents historical performance of a hypothetical investment of $25,000 in the Institutional Class. Due to differing expenses, performance of the Founders Class will vary. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2023)

	6 Month	1 Year	3 Year	5 Year	Since Inception*
Clarkston Partners Fund – Founders Class	9.63%	-3.10%	17.53%	7.78%	9.03%
Clarkston Partners Fund – Institutional Class	9.58%	-3.22%	17.40%	7.66%	8.90%
Russell 2500TM Index TR	11.07%	-10.39%	19.42%	6.65%	8.53%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Recent market volatility may have meaningfully impacted performance. There is no guarantee that any positive impact will be repeated. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

* Fund’s inception date is September 15, 2015.

The Russell 2500TM Index TR measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index TR is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500TM Index TR is constructed to provide a comprehensive and unbiased barometer for the small- to mid-cap segment. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Semi-Annual Report | March 31, 2023	5

Clarkston Partners Fund	Portfolio Update
March 31, 2023 (Unaudited)

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Founders Class and Institutional Class shares (as reported in the January 27, 2023 Prospectus), are 0.88% and 0.85% and 1.03% and 1.00%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2024.

All references to portfolio holdings are as of March 31, 2023.

6	www.clarkstonfunds.com

Clarkston Fund	Portfolio Update
March 31, 2023 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

FedEx Corp.	7.61%
Clarivate PLC	6.93%
General Electric Co.	5.91%
Anheuser-Busch InBev SA/NV	5.89%
US Foods Holding Corp.	5.78%
Molson Coors Beverage Co.	5.60%
Affiliated Managers Group, Inc.	4.80%
Willis Towers Watson PLC	4.10%
American Express Co.	3.60%
Warner Bros. Discovery, Inc.	3.57%
Top Ten Holdings	53.79%

Sector Allocation (as a % of Net Assets)*

Consumer Staples	26.53%
Industrials	23.17%
Financials	20.82%
Consumer Discretionary	7.31%
Technology	6.93%
Health Care	3.64%
Telecommunications	2.00%
Cash, Cash Equivalents, & Other Net Assets	9.60%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Sector allocation is based on the Industry Classification Benchmark (ICB®) industry classifications.

Semi-Annual Report | March 31, 2023	7

Clarkston Fund	Portfolio Update
March 31, 2023 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (at Inception* through March 31, 2023)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2023)

	6 Month	1 Year	3 Year	5 Year	Since Inception*
Clarkston Fund – Institutional Class	17.98%	-3.60%	17.97%	9.01%	8.81%
Russell 1000® Index TR	15.24%	-8.39%	18.55%	10.87%	12.13%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Recent market volatility may have meaningfully impacted performance. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

* Fund’s inception date is April 1, 2016.

The Russell 1000® Index TR measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index TR represents approximately 92% of the U.S. market. The Russell 1000® Index TR is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

8	www.clarkstonfunds.com

Clarkston Fund	Portfolio Update
March 31, 2023 (Unaudited)

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Institutional Class shares (as reported in the January 27, 2023 Prospectus), are 0.81% and 0.70%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2024.

All references to portfolio holdings are as of March 31, 2023.

Semi-Annual Report | March 31, 2023	9

Clarkston Founders Fund	Portfolio Update
March 31, 2023 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Clarivate PLC	8.32%
FedEx Corp.	7.35%
US Foods Holding Corp.	6.56%
Molson Coors Beverage Co.	6.00%
Post Holdings, Inc.	6.00%
Affiliated Managers Group, Inc.	5.38%
Stericycle, Inc.	5.20%
Anheuser-Busch InBev SA/NV	4.87%
Warner Bros. Discovery, Inc.	4.80%
Brown & Brown, Inc.	4.55%
Top Ten Holdings	59.03%

Sector Allocation (as a % of Net Assets)*

Consumer Staples	24.96%
Financials	24.10%
Industrials	13.82%
Technology	8.32%
Utilities	5.20%
Consumer Discretionary	4.80%
Telecommunications	2.69%
Health Care	1.99%
Cash, Cash Equivalents, & Other Net Assets	14.12%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Sector allocation is based on the Industry Classification Benchmark (ICB®) industry classifications.

10	www.clarkstonfunds.com

Clarkston Founders Fund	Portfolio Update
March 31, 2023 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (at Inception* through March 31, 2023)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Due to differing expenses, performance of the Founders Class will vary. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2023)

					Since
	6 Month	1 Year	3 Year	5 Year	Inception*
Clarkston Founders Fund – Founders Class	11.78%	-3.61%	–	–	-0.40%
Russell Midcap® Index TR	13.61%	-8.78%	–	–	-1.18%
Clarkston Founders Fund – Institutional Class	11.67%	-3.71%	17.16%	8.25%	8.44%
Russell Midcap® Index TR	13.61%	-8.78%	19.20%	8.05%	8.96%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Recent market volatility may have meaningfully impacted performance. There is no guarantee that any positive impact will be repeated. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Founders Class inception date is February 16, 2021 and Institutional Class inception date is January 31, 2017.

The Russell Midcap® Index is a market capitalization weighted index that measures the performance of the mid-capitalization sector of the U.S. equity market and includes approximately 800 of the smallest issuers in the Russell 1000® Index. The Russell 1000® Index includes the 1,000 largest stocks in the Russell 3000® Index, which consists of the 3,000 largest U.S. public companies.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Semi-Annual Report | March 31, 2023	11

Clarkston Founders Fund	Portfolio Update
March 31, 2023 (Unaudited)

Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Institutional Class and Founders Class shares (as reported in the January 27, 2023 Prospectus, are 0.99% and 0.95% and 0.84% and 0.80%, respectively. The Fund’s investment advisor has contractually agreed to limit expenses through January 31, 2024.

All references to portfolio holdings are as of March 31, 2023.

12	www.clarkstonfunds.com

Clarkston Funds	Disclosure of Fund Expenses
March 31, 2023 (Unaudited)

Example. As a shareholder of the Clarkston Partners Fund, Clarkston Fund, or Clarkston Founders Fund (the “Funds”), you incur one type of cost, ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2022 and held through March 31, 2023.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2022 – March 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2023	13

Clarkston Funds	Disclosure of Fund Expenses
March 31, 2023 (Unaudited)

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expense Ratio(a)	Expenses Paid During Period October 1, 2022- March 31, 2023(b)
Clarkston Partners Fund Founders Class
Actual	$1,000.00	$1,117.80	0.85%	$4.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28

Institutional Class
Actual	$1,000.00	$1,116.70	0.94%	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	0.94%	$4.73

Clarkston Fund Institutional Class
Actual	$1,000.00	$1,179.80	0.65%	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

Clarkston Founders Fund Founders Class
Actual	$1,000.00	$1,096.30	0.80%	$4.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	0.80%	$4.03

Institutional Class
Actual	$1,000.00	$1,095.80	0.90%	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	0.90%	$4.53

(a)	Each Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses after any applicable waivers and reimbursements.
(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

14	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (92.26%)
Consumer Discretionary (4.83%)
John Wiley & Sons, Inc., Class A	1,090,000	$42,259,300
Leslie’s, Inc.(a)	2,300,000	25,323,000
Total Consumer Discretionary		67,582,300

Consumer Staples (24.92%)
Energizer Holdings, Inc.	1,604,585	55,679,099
Molson Coors Beverage Co., Class B	1,854,272	95,828,777
Post Holdings, Inc.(a)	760,000	68,301,200
Sysco Corp.	594,933	45,946,676
US Foods Holding Corp.(a)	2,253,664	83,250,348
Total Consumer Staples		349,006,100

Financials (28.50%)(b)
Affiliated Managers Group, Inc.	620,198	88,328,599
Artisan Partners Asset Management, Inc., Class A	1,335,000	42,693,300
Brown & Brown, Inc.	1,050,000	60,291,000
Franklin Resources, Inc.	1,800,000	48,492,000
LPL Financial Holdings Inc.	500,000	101,200,000
Willis Towers Watson PLC	250,000	58,095,000
Total Financials		399,099,899

Industrials (16.59%)
CH Robinson Worldwide, Inc.	535,000	53,162,950
Enerpac Tool Group Corp., Class A	1,944,175	49,576,463
GFL Environmental Inc.	1,000,000	34,440,000
Hillenbrand, Inc.	2,000,000	95,060,000
Total Industrials		232,239,413

Technology (8.88%)
Clarivate PLC(a)	13,235,000	124,276,650

Telecommunications (2.44%)
Altice USA, Inc., Class A(a)	10,000,000	34,200,000

Utilities (6.10%)
Stericycle, Inc.(a)	1,960,000	85,475,600

TOTAL COMMON STOCK
(Cost $1,111,676,274)		1,291,879,962

TOTAL INVESTMENTS (92.26%)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	15

Clarkston Partners Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Shares	Value (Note 2)

(Cost $1,111,676,274)		$1,291,879,962

OTHER ASSETS IN EXCESS OF LIABILITIES (7.74%)		108,354,518

NET ASSETS (100.00%)		$1,400,234,480

(a)	Non-income producing security.

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Sectors are shown as a percent of the Fund’s net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.

See Notes to Financial Statements.

16	www.clarkstonfunds.com

Clarkston Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (90.40%)
Consumer Discretionary (7.31%)
Netflix, Inc.(a)	10,000	$3,454,800
The Walt Disney Co.(a)	12,000	1,201,560
Warner Bros. Discovery, Inc.(a)	295,000	4,454,500
Total Consumer Discretionary		9,110,860

Consumer Staples (26.53%)(b)
Anheuser-Busch InBev SA/NV, Sponsored ADR	110,000	7,340,300
Lamb Weston Holdings, Inc.	37,000	3,867,240
Molson Coors Beverage Co., Class B	135,000	6,976,800
Post Holdings, Inc.(a)	45,000	4,044,150
Sysco Corp.	47,000	3,629,810
US Foods Holding Corp.(a)	195,000	7,203,300
Total Consumer Staples		33,061,600

Health Care (3.64%)
Avantor, Inc.(a)	115,000	2,431,100
GE HealthCare Technologies, Inc.(a)	25,666	2,105,382
Total Health Care		4,536,482

Financials (20.82%)
Affiliated Managers Group, Inc.	42,000	5,981,640
Brown & Brown, Inc.	75,000	4,306,500
Franklin Resources, Inc.	135,000	3,636,900
LPL Financial Holdings Inc.	16,000	3,238,400
The Charles Schwab Corp.	70,000	3,666,600
Willis Towers Watson PLC	22,000	5,112,360
Total Financials		25,942,400

Industrials (23.17%)
American Express Co.	27,200	4,486,640
Capital One Financial Corp.	26,000	2,500,160
CH Robinson Worldwide, Inc.	38,000	3,776,060
FedEx Corp.	41,500	9,482,335
General Electric Co.	77,000	7,361,200
Mastercard, Inc., Class A	3,500	1,271,935
Total Industrials		28,878,330

Technology (6.93%)
Clarivate PLC(a)	920,000	8,638,800

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	17

Clarkston Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
Telecommunications (2.00%)
Altice USA, Inc., Class A(a)	730,000	$2,496,600

TOTAL COMMON STOCK
(Cost $104,387,631)		112,665,072

TOTAL INVESTMENTS (90.40%)
(Cost $104,387,631)		$112,665,072

OTHER ASSETS IN EXCESS OF LIABILITIES (9.60%)		11,964,279

NET ASSETS (100.00%)		$124,629,351

(a)	Non-income producing security.

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Sectors are shown as a percent of the Fund’s net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.

See Notes to Financial Statements.

18	www.clarkstonfunds.com

Clarkston Founders Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (85.88%)
Consumer Discretionary (4.80%)
Warner Bros. Discovery, Inc.(a)	2,025,000	$30,577,500

Consumer Staples (24.96%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	465,000	31,029,450
Molson Coors Beverage Co., Class B	740,000	38,243,200
Post Holdings, Inc.(a)	425,000	38,194,750
Sysco Corp.	127,000	9,808,210
US Foods Holding Corp.(a)	1,131,370	41,792,808
Total Consumer Staples		159,068,418

Health Care (1.99%)
Avantor, Inc.(a)	600,000	12,684,000

Financials (24.10%)
Affiliated Managers Group, Inc.	240,879	34,305,987
Brown & Brown, Inc.	505,000	28,997,100
Franklin Resources, Inc.	835,000	22,494,900
LPL Financial Holdings Inc.	120,000	24,288,000
The Charles Schwab Corp.	320,000	16,761,600
Willis Towers Watson PLC	115,000	26,723,700
Total Financials		153,571,287

Industrials (13.82%)
CH Robinson Worldwide, Inc.	250,000	24,842,500
FedEx Corp.	205,000	46,840,450
GFL Environmental Inc.	475,000	16,359,000
Total Industrials		88,041,950

Technology (8.32%)
Clarivate PLC(a)	5,650,000	53,053,500

Telecommunications (2.69%)
Altice USA, Inc., Class A(a)	5,010,000	17,134,200

Utilities (5.20%)
Stericycle, Inc.(a)	760,000	33,143,600

TOTAL COMMON STOCK
(Cost $551,595,871)		547,274,455

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	19

Clarkston Founders Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

TOTAL INVESTMENTS (85.88%)
(Cost $551,595,871)	$547,274,455

OTHER ASSETS IN EXCESS OF LIABILITIES (14.12%)	89,959,069

NET ASSETS (100.00%)	$637,233,524

(a)	Non-income producing security.

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Sectors are shown as a percent of the Fund’s net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.

See Notes to Financial Statements.

20	www.clarkstonfunds.com

Clarkston Funds	Statements of Assets and Liabilities
March 31, 2023 (Unaudited)

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund

ASSETS:
Investments, at value (Cost $1,111,676,274, $104,387,631 and $551,595,871)	$1,291,879,962	$112,665,072	$547,274,455
Cash and cash equivalents	103,301,576	12,046,537	88,908,270
Receivable for investments sold	3,572,351	–	–
Receivable for shares sold	1,781,677	52,477	926,646
Dividends and interest receivable	1,455,743	213,762	1,161,309
Other assets	118,967	23,903	26,902
Total Assets	1,402,110,276	125,001,751	638,297,582

LIABILITIES:
Payable for administration and transfer agent fees	67,203	13,940	37,460
Payable for shares redeemed	519,173	261,829	614,221
Payable to adviser	918,266	44,281	337,140
Payable for shareholder service fees	189,553	24,724	–
Payable for printing fees	26,372	6,969	8,411
Payable for professional fees	66,846	12,733	32,043
Payable for trustees’ fees and expenses	52,100	4,493	28,849
Payable to Chief Compliance Officer fees	7,630	638	2,792
Accrued expenses and other liabilities	28,653	2,793	3,142
Total Liabilities	1,875,796	372,400	1,064,058
NET ASSETS	$1,400,234,480	$124,629,351	$637,233,524

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$1,179,487,464	$116,001,144	$638,290,221
Total distributable earnings	220,747,016	8,628,207	(1,056,697)
NET ASSETS	$1,400,234,480	$124,629,351	$637,233,524

PRICING OF SHARES
Founders Class:
Net Asset Value, offering and redemption price per share	$13.68	N/A	$14.40
Net Assets	$538,893,704	N/A	$458,771,564
Shares of beneficial interest outstanding	39,384,697	N/A	31,865,204
Institutional Class:
Net Asset Value, offering and redemption price per share	$13.58	$13.77	$14.38
Net Assets	$861,340,776	$124,629,351	$178,461,960
Shares of beneficial interest outstanding	63,412,066	9,053,457	12,411,389

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	21

Clarkston Funds	Statements of Operations
For the Six Months Ended March 31, 2023 (Unaudited)

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
INVESTMENT INCOME:
Dividends	$24,406,788	$817,971	$7,917,546
Foreign taxes withheld	(1,800)	–	(810)
Total Investment Income	24,404,988	817,971	7,916,736

EXPENSES:
Investment advisory fees (Note 6)	5,965,428	290,128	2,321,926
Administration fees	297,993	29,201	132,676

Shareholder service fees Institutional Class	379,606	57,169	86,870
Legal fees	51,193	3,261	14,623
Audit and tax fees	8,212	8,157	8,157
Transfer agent fees	32,698	17,803	17,065
Trustees fees and expenses	86,580	6,302	33,379
Registration and filing fees	47,125	12,655	56,708
Printing fees	16,347	6,727	10,616
Chief Compliance Officer fees	21,096	1,482	7,519
Insurance fees	8,018	567	2,651
Other expenses	14,189	2,976	6,216
Total Expenses	6,928,485	436,428	2,698,406
Less fees waived by investment adviser (Note 6)
Founders Class	(85,211)	–	(95,585)
Institutional Class	(126,348)	(59,683)	(37,535)
Total fees waived by investment adviser (Note 6)	(211,559)	(59,683)	(133,120)
Net Expenses	6,716,926	376,745	2,565,286
NET INVESTMENT INCOME	17,688,062	441,226	5,351,450

REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS:
Net realized gain on:
Investments	147,537,344	1,480,150	23,998,086
Net realized gain	147,537,344	1,480,150	23,998,086

Change in unrealized appreciation/(depreciation) on:
Investments	(29,106,772)	16,385,090	35,266,089
Net change	(29,106,772)	16,385,090	35,266,089

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	118,430,572	17,865,240	59,264,175
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$136,118,634	$18,306,466	$64,615,625

See Notes to Financial Statements.

22	www.clarkstonfunds.com

Clarkston Partners Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income	$17,688,062	$2,420,734
Net realized gain on investments	147,537,344	98,854,318
Net change in unrealized depreciation on investments	(29,106,772)	(198,497,042)
Net increase/(decrease) in net assets resulting from operations	136,118,634	(97,221,990)
DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(93,629,426)	(5,701,455)
Institutional Class	(127,859,221)	(7,099,781)
Total distributions	(221,488,647)	(12,801,236)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	251,600	465,441
Dividends reinvested	3,294,955	171,083
Shares redeemed	(29,594,520)	(23,279,329)
Net decrease from beneficial share transactions	(26,047,965)	(22,642,805)
Institutional Class
Shares sold	102,708,642	146,592,102
Dividends reinvested	123,233,231	6,831,790
Shares redeemed	(135,541,974)	(114,674,521)
Net increase from beneficial share transactions	90,399,899	38,749,371
Net decrease in net assets	(21,018,079)	(93,916,660)

NET ASSETS:
Beginning of period	1,421,252,559	1,515,169,219
End of period	$1,400,234,480	$1,421,252,559

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	23

Clarkston Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income	$441,226	$441,221
Net realized gain on investments	1,480,150	3,450,344
Net change in unrealized appreciation/(depreciation) on investments	16,385,090	(20,414,660)
Net increase/(decrease) in net assets resulting from operations	18,306,466	(16,523,095)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(5,399,733)	(3,222,736)
Total distributions	(5,399,733)	(3,222,736)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	14,810,791	30,467,358
Dividends reinvested	5,384,897	3,212,812
Shares redeemed	(9,083,487)	(11,259,625)
Net increase from beneficial share transactions	11,112,201	22,420,545
Net increase in net assets	24,018,934	2,674,714

NET ASSETS:
Beginning of period	100,610,417	97,935,703
End of period	$124,629,351	$100,610,417

See Notes to Financial Statements.

24	www.clarkstonfunds.com

Clarkston Founders Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income	$5,351,450	$325,025
Net realized gain on investments	23,998,086	9,985,499
Net change in unrealized appreciation/(depreciation) on investments	35,266,089	(66,474,153)
Net increase/(decrease) in net assets resulting from operations	64,615,625	(56,163,629)
DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(26,517,576)	(1,473,096)
Institutional Class	(9,874,966)	(653,203)
Total distributions	(36,392,542)	(2,126,299)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	81,474,849	220,464,555
Dividends reinvested	501,555	64,414
Shares redeemed	(48,036,253)	(51,699,840)
Net increase from beneficial share transactions	33,940,151	168,829,129
Institutional Class
Shares sold	17,843,299	37,141,091
Dividends reinvested	9,868,891	651,530
Shares redeemed	(7,717,078)	(11,093,696)
Net increase from beneficial share transactions	19,995,112	26,698,925
Net increase in net assets	82,158,346	137,238,126

NET ASSETS:
Beginning of period	555,075,178	417,837,052
End of period	$637,233,524	$555,075,178

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	25

Clarkston Partners Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(d)

See Notes to Financial Statements.

26	www.clarkstonfunds.com

Clarkston Partners Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
$14.61		$15.73	$12.61	$12.81	$13.29	$12.39

0.19		0.03	0.06	0.10	0.14	0.08
1.19		(1.01)	3.62	0.21	0.17	0.99
1.38		(0.98)	3.68	0.31	0.31	1.07

(0.17)		(0.06)	(0.06)	(0.13)	(0.09)	(0.04)
(2.14)		(0.08)	(0.50)	(0.38)	(0.70)	(0.13)
(2.31)		(0.14)	(0.56)	(0.51)	(0.79)	(0.17)
(0.93)		(1.12)	3.12	(0.20)	(0.48)	0.90
$13.68		$14.61	$15.73	$12.61	$12.81	$13.29

9.63%		(6.31%)	29.47%	2.18%	3.49%	8.70%

$538,894		$600,879	$669,345	$553,691	$451,294	$445,516

0.87	%(c)	0.88%	0.88%	0.91%	0.92%	0.94%
0.85	%(c)	0.85%	0.85%	0.85%	0.85%	0.85%
2.49	%(c)	0.21%	0.40%	0.77%	1.16%	0.60%

12%		21%	9%	25%	10%	23%

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	27

Clarkston Partners Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(e)

See Notes to Financial Statements.

28	www.clarkstonfunds.com

Clarkston Partners Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018
$14.52		$15.64		$12.55		$12.76		$13.24		$12.36

0.17		0.02		0.05		0.08		0.13		0.06
1.19		(1.01)		3.59		0.21		0.18		0.99
1.36		(0.99)		3.64		0.29		0.31		1.05

(0.16)		(0.05)		(0.05)		(0.12)		(0.09)		(0.04)
(2.14)		(0.08)		(0.50)		(0.38)		(0.70)		(0.13)
(2.30)		(0.13)		(0.55)		(0.50)		(0.79)		(0.17)
(0.94)		(1.12)		3.09		(0.21)		(0.48)		0.88
$13.58		$14.52		$15.64		$12.55		$12.76		$13.24

9.58%		(6.39%)		29.33%		2.07%		3.45%		8.52%

$861,341		$820,374		$845,824		$574,777		$481,709		$429,622

0.96	%(c)	0.96%		0.98%		1.01%		1.03%		1.08%
0.94	%(c)(d)	0.94	%(d)	0.95	%(d)	0.95	%(d)	0.96	%(d)	0.98	%(d)
2.29	%(c)	0.12%		0.30%		0.68%		1.04%		0.47%

12%		21%		9%		25%		10%		23%

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	29

Clarkston Partners Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	According to the Fund’s shareholder services plan with respect to the Fund’s Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the periods ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019, and September 30, 2018, respectively, in the amount of 0.06% (Annualized), 0.06%, 0.05%, 0.05%, 0.04%, and 0.02% of average net assets of Institutional shares.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

30	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment including reimbursement/waiver

PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.

32	www.clarkstonfunds.com

Clarkston Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018
$12.28		$14.80		$12.05		$12.50		$11.99		$11.46

0.05		0.06		0.07		0.17		0.22		0.19
2.10		(2.11)		3.49		(0.05)		0.94		0.49
2.15		(2.05)		3.56		0.12		1.16		0.68

(0.07)		(0.05)		(0.16)		(0.14)		(0.26)		(0.15)
(0.59)		(0.42)		(0.65)		(0.43)		(0.39)		(0.00	)(b)
(0.66)		(0.47)		(0.81)		(0.57)		(0.65)		(0.15)
1.49		(2.52)		2.75		(0.45)		0.51		0.53
$13.77		$12.28		$14.80		$12.05		$12.50		$11.99
17.98%		(14.33%)		30.08%		0.81%		10.92%		5.99%

$124,629		$100,610		$97,936		$48,479		$54,644		$31,673

0.73	%(d)	0.76%		0.80%		0.86%		0.93%		0.93%
0.65	%(d)(e)	0.65	%(e)	0.66	%(e)	0.64	%(e)	0.67	%(e)	0.65	%(e)
0.76	%(d)	0.41%		0.46%		1.47%		1.86%		1.60%
5%		18%		18%		31%		17%		11%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	According to the Fund’s shareholder services plan with respect to the Fund’s Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the periods ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019, and September 30, 2018, respectively, in the amount of 0.05% (Annualized), 0.05%, 0.04%, 0.06%, 0.03%, and 0.05% of average net assets of Institutional shares.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	33

Clarkston Founders Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022		For the Period Ended September 30, 2021(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$13.72		$15.09		$15.54

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.13		0.01		0.02
Net realized and unrealized gain/(loss) on investments	1.45		(1.31)		(0.47	)(c)
Total from investment operations	1.58		(1.30)		(0.45)

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.01)		–
From net realized gains on investments	(0.78)		(0.06)		–
Total Distributions	(0.90)		(0.07)		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.68		(1.37)		(0.45)
NET ASSET VALUE, END OF PERIOD	$14.40		$13.72		$15.09

TOTAL RETURN(d)	11.78%		(8.64%)		(2.90%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$458,772		$404,512		$278,749

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.82	%(e)	0.84%		0.86	%(e)
Operating expenses including reimbursement/waiver	0.80	%(e)	0.80	%(f)	0.80	%(e)
Net investment income including reimbursement/waiver	1.76	%(e)	0.09%		0.20	%(e)

PORTFOLIO TURNOVER RATE(g)	20%		17%		5%

(a)	Commenced operations on February 1, 2017.
(b)	Calculated using the average shares method.
(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.

See Notes to Financial Statements.

34	www.clarkstonfunds.com

Clarkston Founders Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(f)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of recaptured fees.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	35

Clarkston Founders Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE(h)

See Notes to Financial Statements.

36	www.clarkstonfunds.com

Clarkston Founders Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018
$13.71		$15.09		$12.35		$11.67		$11.34		$10.64

0.12		0.00	(b)	0.00	(b)	0.08		0.12		0.07
1.44		(1.32)		2.87		1.00		0.44		0.67
1.56		(1.32)		2.87		1.08		0.56		0.74

(0.11)		0.00	(b)	(0.02)		(0.10)		(0.08)		(0.04)
(0.78)		(0.06)		(0.11)		(0.30)		(0.15)		–
(0.89)		(0.06)		(0.13)		(0.40)		(0.23)		(0.04)
0.67		(1.38)		2.74		0.68		0.33		0.70
$14.38		$13.71		$15.09		$12.35		$11.67		$11.34

11.67%		(8.74%)		23.31%		9.34%		5.31%		7.01%

$178,462		$150,563		$139,088		$76,111		$44,411		$34,201

0.92	%(d)	0.94%		0.92%		1.11%		1.15%		1.22%
0.90	%(d)(e)	0.90	%(e)(f)	0.86	%(e)	0.91	%(e)	0.91	%(e)	0.91	%(e)
1.64	%(d)	(0.02%)		(0.00	%)(g)	0.73%		1.06%		0.59%

20%		17%		5%		22%		15%		9%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	37

Clarkston Founders Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(e)	According to the Fund’s shareholder services plan with respect to the Fund’s Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the periods ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019, and September 30, 2018, respectively, in the amount of 0.05% (Annualized), 0.05%, 0.09%, 0.04%, 0.04% and 0.04% of average net assets of Institutional shares.
(f)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of recaptured fees.
(g)	Less than 0.005%.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

38	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements
March 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund and each Fund’s investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund and Clarkston Founders Fund currently offer Founders Class shares and Institutional Class shares, and the Clarkston Fund currently offers Institutional Class shares. Each share class of the Clarkston Partners Fund and Clarkston Founders Fund have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board or Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

Semi-Annual Report | March 31, 2023	39

Clarkston Funds	Notes to Financial Statements
March 31, 2023 (Unaudited)

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

40	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements
March 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2023:

CLARKSTON PARTNERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$67,582,300	$–	$–	$67,582,300
Consumer Staples	349,006,100	–	–	349,006,100
Financials	399,099,899	–	–	399,099,899
Industrials	232,239,413	–	–	232,239,413
Technology	124,276,650	–	–	124,276,650
Telecommunications	34,200,000	–	–	34,200,000
Utilities	85,475,600	–	–	85,475,600
Total	$1,291,879,962	$–	$–	$1,291,879,962

CLARKSTON FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$9,110,860	$–	$–	$9,110,860
Consumer Staples	33,061,600	–	–	33,061,600
Health Care	4,536,482	–	–	4,536,482
Financials	25,942,400	–	–	25,942,400
Industrials	28,878,330	–	–	28,878,330
Technology	8,638,800	–	–	8,638,800
Telecommunications	2,496,600	–	–	2,496,600
Total	$112,665,072	$–	$–	$112,665,072

CLARKSTON FOUNDERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$30,577,500	$–	$–	$30,577,500
Consumer Staples	159,068,418	–	–	159,068,418
Health Care	12,684,000	–	–	12,684,000
Financials	153,571,287	–	–	153,571,287
Industrials	88,041,950	–	–	88,041,950
Technology	53,053,500	–	–	53,053,500
Telecommunications	17,134,200	–	–	17,134,200
Utilities	33,143,600	–	–	33,143,600
Total	$547,274,455	$–	$–	$547,274,455

Semi-Annual Report | March 31, 2023	41

Clarkston Funds	Notes to Financial Statements
March 31, 2023 (Unaudited)

There were no Level 3 securities held at March 31, 2023.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to federal income or excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made. As of and during the six months ended March 31, 2023, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2023, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the exdividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

42	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements
March 31, 2023 (Unaudited)

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal year ended September 30, 2022, were as follows:

	Ordinary Income	Long-Term Capital Gains

Clarkston Partners Fund	$5,345,323	$7,455,913
Clarkston Fund	1,110,461	2,112,275
Clarkston Founders Fund	1,561,291	565,008

Semi-Annual Report | March 31, 2023	43

Clarkston Funds	Notes to Financial Statements
March 31, 2023 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2023, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes were as follows:

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund

Gross unrealized appreciation (excess of value over tax cost)	$406,234,381	$25,404,530	$85,477,588
Gross unrealized depreciation (excess of tax cost over value)	(226,030,693)	(17,127,089)	(89,799,004)
Net appreciation (depreciation) of foreign currency and derivatives	–	–	–
Net unrealized appreciation/(depreciation)	$180,203,688	$8,277,441	$(4,321,416)
Cost of investments for income tax purposes	$1,111,676,274	$104,387,631	$551,595,871

These differences are primarily attributable to wash sales.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2023, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Clarkston Partners Fund	$159,473,896	$305,113,491
Clarkston Fund	11,853,071	5,255,865
Clarkston Founders Fund	106,332,338	102,996,793

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no preemptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

44	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements
March 31, 2023 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022

Clarkston Partners Fund Founders Class
Shares sold	18,325	29,738
Shares issued in reinvestment of distributions to shareholders	243,890	11,002
Shares redeemed	(2,012,953)	(1,465,398)
Net decrease in shares outstanding	(1,750,738)	(1,424,658)
Institutional Class
Shares sold	6,981,078	9,262,066
Shares issued in reinvestment of distributions to shareholders	9,189,652	441,901
Shares redeemed	(9,270,400)	(7,279,141)
Net increase in shares outstanding	6,900,330	2,424,826

Clarkston Fund Institutional Class
Shares sold	1,111,992	2,136,133
Shares issued in reinvestment of distributions to shareholders	426,358	223,889
Shares redeemed	(677,682)	(783,693)
Net increase in shares outstanding	860,668	1,576,329

Clarkston Founders Fund Founders Class(a)
Shares sold	5,624,765	14,532,321
Shares issued in reinvestment of distributions to shareholders	36,345	4,286
Shares redeemed	(3,271,740)	(3,529,955)
Net increase in shares outstanding	2,389,370	11,006,652
Institutional Class
Shares sold	1,240,634	2,448,779
Shares issued in reinvestment of distributions to shareholders	716,175	43,377
Shares redeemed	(528,227)	(729,028)
Net increase in shares outstanding	1,428,582	1,763,128

Semi-Annual Report | March 31, 2023	45

Clarkston Funds	Notes to Financial Statements
March 31, 2023 (Unaudited)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 67% of the outstanding shares of the Clarkston Partners Fund are held by two shareholders that owns shares on behalf of their underlying beneficial owners. Approximately 76% of the outstanding shares of the Clarkston Fund are owned by one omnibus account. Approximately 66% of the outstanding shares of the Clarkston Founders Fund are held by one shareholder that owns shares on behalf of its underlying beneficial owners. Share transaction activities of these shareholders could have a material impact on the Funds.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Clarkston Capital Partners, LLC (“Clarkston” or the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rates are 0.80%, 0.50% and 0.75% for the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund, respectively. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, (excluding shareholder servicing fees, brokerage expenses, interest expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 0.85% of the Clarkston Partners Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares, 0.55% of the Clarkston Fund’s average daily net assets for the Institutional Class shares and 0.80% of the Clarkston Founders Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares. The Fee Waiver Agreement is in effect through January 31, 2024 and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. The Adviser may not terminate the Fee Waiver Agreement without the approval of the Trust’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through a reduction of its management fee or otherwise) only to the extent that a Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis.

46	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements
March 31, 2023 (Unaudited)

For the six months ended March 31, 2023, the fee waivers and/or reimbursements were $85,211, $126,348, $59,683, $95,585, and $37,535 for the Clarkston Partners Fund Founders Class, Clarkston Partners Fund Institutional Class, Clarkston Fund Institutional Class, Clarkston Founders Fund Founders Class and Clarkston Founders Fund Institutional Class, respectively.

As of March 31, 2023, the balances of recoupable expenses for each Fund and class were as follows:

	Expiring in 2023	Expiring in 2024	Expiring in 2025	Expiring in 2026
Clarkston Partners Fund
Founders	$163,218	$230,019	$201,685	$85,211
Institutional	169,705	257,630	269,469	126,348
Clarkston Fund
Institutional	110,696	108,840	134,364	59,683
Clarkston Founders Fund
Founders	–	98,870	197,114	95,585
Institutional	60,526	86,951	76,852	37,535

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Funds for the six months ended March 31, 2023, are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each Fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Semi-Annual Report | March 31, 2023	47

Clarkston Funds	Notes to Financial Statements
March 31, 2023 (Unaudited)

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of each Fund’s Institutional Class shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.

7. TRUSTEES AND OFFICERS

As of March 31, 2023, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $14,000, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $3,250. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6 the Funds pay ALPS an annual fee for compliance services.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 and can be applied through December 31, 2022. FASB has deferred the sunset date to December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

48	www.clarkstonfunds.com

Clarkston Funds	Additional Information
March 31, 2023 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-844-680-6562 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-844-680-6562 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds’ portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are also available at www.clarkstonfunds.com, or upon request, without charge, by calling (toll-free) 1-844-680-6562 or by writing to ALPS Series Trust, c/o Clarkston Funds at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Semi-Annual Report | March 31, 2023	49

Disclosure Regarding Renewal and
Clarkston Funds	Approval of Fund Advisory Agreement
March 31, 2023 (Unaudited)

On November 17, 2022, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Clarkston Agreement”) between the Trust and Clarkston Capital Partners, LLC (“Clarkston”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In evaluating Clarkston and the fees charged under the Clarkston Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Clarkston Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of Services: The Board received and considered information regarding the nature, extent and quality of services provided to Clarkston Partners Fund, Clarkston Founders Fund, and Clarkston Fund (collectively, the “Clarkston Funds”). The Board acknowledged Clarkston’s investment advisory personnel, its history as an asset manager and its investment approach focused on financial, business and management quality. The Board discussed Clarkston’s investment philosophy of investing in companies, not stocks, seeking long-term shareholder value, and mitigating risk by investing in quality companies. The Board considered Clarkston’s investment process, which included the initial research process, periodic contact with the portfolio company’s management, and ongoing diligence by monitoring results and developments. They considered the third party service providers used by Clarkston to support its business activities. The Board noted the resources at Clarkston devoted to research and analysis of current and potential investments. The Board acknowledged Clarkston’s affirmation that its compliance policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board reviewed and discussed the financial statements of Clarkston, noting no concerns regarding the firm’s continued viability. They discussed Clarkston’s policies related to mitigating the conflicts of interest when managing multiple accounts. The Board acknowledged that Clarkson was providing resources to assess and maintain its technology and cybersecurity resiliency and its network and information systems, and devoted significant investments in technology to ensure any business disruption could be quickly mitigated through remote access. The Board agreed that they were satisfied with the nature, extent and quality of services rendered by Clarkston under the Clarkston Agreement.

Investment Advisory Fee Rate: The Board discussed the comparison of each Clarkston Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group and universe of funds, as provided in the report by FUSE, an independent provider of investment company data. The Board observed that each FUSE peer group consisted of the applicable Clarkston Fund and several other funds identified by FUSE as using similar strategies with comparable fee structures.

Clarkston Partners Fund (“CP Fund”). The Board noted that the Fund’s contractual advisory fee of 0.80% was higher than the FUSE peer group median (0.75%). The Board also noted that the CP Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class was slightly higher than the FUSE peer group median while the total net expenses for the Founders class were below the FUSE peer group median. After further discussion, the Board concluded that the advisory fee was not unreasonable.

50	www.clarkstonfunds.com

Disclosure Regarding Renewal and
Clarkston Funds	Approval of Fund Advisory Agreement
March 31, 2023 (Unaudited)

Clarkston Founders Fund (“CF Fund”). The Board noted that CF Fund’s contractual advisory fee of 0.75% was equal to its peer group median and universe. The Board also noted that the CF Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class were slightly higher than the FUSE peer group median, but within the ranges of its peers, while the total net expenses for the Founders class were slightly below the FUSE peer group median. After further discussion, the Board concluded that the advisory fee was not unreasonable.

Clarkston Fund (“CS Fund”). The Board noted that the Fund’s contractual advisory fee of 0.50% was below the FUSE peer group median. The Board also noted that the CS Fund’s total net expense (after fee waiver and expense reimbursement) was below the FUSE peer group median. After further discussion, the Board concluded that the advisory fee was not unreasonable.

Comparable Accounts: The Board acknowledged that Clarkston managed other institutional and strategic accounts, and model delivery service clients, using investment strategies similar to the strategies of the Clarkston Funds, noting that while certain clients of Clarkston were charged lower fees for similar strategies, the fees charged to the Funds were generally aligned with the firm’s standard fee rates charged by Clarkston for institutional clients. They considered Clarkston’s assertion that the services provided to the Funds were often more labor intensive and broader in scope than the work required for the other accounts. After consideration, the Board agreed that the management fees for each Fund relative to comparable accounts with similar strategies were not unreasonable in light of the services provided.

Performance: The Board reviewed and considered each Clarkston Fund’s performance as of August 31, 2022, compared to a relevant benchmark index, and a peer group selected by an independent provider of investment company data. They discussed the success of the advisor in mitigating the downside of recent market declines.

CP Fund: The Board observed that the CP Fund had achieved a 5-star rating in the Morningstar mid-cap value category. The Board noted that although the Fund delivered negative returns over the one-year period, the Fund had significantly outperformed the Russell 2500 TR USD Index and the peer group average over that period, and provided consistent, positive returns, outperforming the index and the peer group, over the one-, three-, and five- year and since inception periods.

CF Fund: The Board observed that the CF Fund had achieved a 5-star rating in the Morningstar mid-cap value category. The Board noted that while the CF Fund also delivered negative returns over the one-year period, it had significantly outperformed the Russell Mid Cap TR USD Index and performed in line with the peer group over that period. They discussed that the Fund provided consistent positive returns over the three-, five- and since inception periods, outperforming the index and the peer group over the three- and five-year periods, and outperforming the peer group for the since inception period.

Semi-Annual Report | March 31, 2023	51

Disclosure Regarding Renewal and
Clarkston Funds	Approval of Fund Advisory Agreement
March 31, 2023 (Unaudited)

CS Fund: The Board observed that the Fund had achieved a 3-star rating in the Morningstar large-cap value category. The Board noted that the Fund delivered negative returns over the one-year period, but had significantly outperformed the Russell 1000 TR USD Index, while underperforming the peer group over that period. The Board noted the Fund’s consistent, positive returns over the three-year, five-year and since inception returns, while trailing the index and peers.

After reviewing the investment performance of the Clarkston Funds, including the factors contributing to and detracting from performance, Clarkston’s historical investment performance, the Board concluded that the investment performance of each Clarkston Fund was satisfactory.

Profitability: The Board received and considered a profitability analysis prepared by Clarkston based on the fees paid under the Clarkston Agreement. They considered the business, regulatory and other risks assumed by Clarkston in managing the Clarkston Funds. The Trustees noted that, based on the information provided by Clarkston, its relationship with each Fund before distribution costs was profitable, but that the amount of profit was not unreasonable in absolute terms or as a percentage of income.

Economies of Scale: The Trustees considered Clarkston’s statements that it has made a significant financial commitment to the launch and ongoing viability of the Clarkston Funds, and that material investments had been made by Clarkston in personnel, software, and other areas to build the infrastructure required for advising registered investment companies. In addition, Clarkston had contractually agreed to limit Fund expenses until at least January 31, 2023, which effectively provided lower total fees to shareholders despite the Funds not yet achieving meaningful scale. The Trustees recognized that the resulting waivers and reimbursements reduce the net advisory fees that Clarkston realized for providing advisory services to the Funds and represented a component of the significant financial commitment Clarkston had made to support the Funds. The Trustees discussed other efforts of the adviser to reduce overall Fund expenses to the benefit of shareholders. The Board determined to continue to monitor and revisit the issue over time.

Other Benefits to the Adviser: The Board reviewed and considered any other incidental benefits derived or to be derived by Clarkston from its relationship with each Clarkston Fund, including research and other support services. They acknowledged the benefit to Clarkston of soft dollar arrangements noting that the limited trading completed by the Funds limited the impact of such arrangements.

Having requested and reviewed such information from Clarkston as the Board believed to be reasonably necessary to evaluate the terms of the Clarkston Agreement, and as assisted by the advice of independent counsel, the Board determined that continuance of the Clarkston Agreement was in the best interests of each Clarkston Fund and its respective shareholders.

52	www.clarkstonfunds.com

Semi-Annual Report 2023

As of March 31, 2023

Hillman Value Fund

No Load Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Value Fund (“Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Shareholder Letter	1
Portfolio Update	3
Disclosure of Fund Expenses	6
Portolio of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	17
Disclosure Regarding Renewal And Approval Of Fund Advisory Agreement	27
Additional Information	30

Hillman Value Fund	Shareholder Letter
March 31, 2023 (Unaudited)

Dear Hillman Value Fund Shareholder,

We are pleased to provide the semi-annual report for the Hillman Value Fund for the six months ended March 31, 2023.

We have enclosed the attached performance summary to remind our shareholders of Hillman Capital Management’s approach and to share some perspective on current economic conditions during the period covered by this report. On behalf of the team at Hillman Capital Management, I thank you for your ongoing confidence. It is our hope that we may continue to serve you throughout the years to come.

Sincerely,

Mark A. Hillman

CEO and Chief Investment Officer

Hillman Capital Management, Inc.

Performance Summary

For the six months ended March 31, 2023, the Hillman Value Fund returned 21.04% versus a return of 13.55% for its benchmark, the Russell 1000 Value Total Return Index. It is our view that investment in enterprises which we believe possess sustainable competitive advantages, coupled with strict adherence to our fundamentally sound valuation discipline, helped to support performance in a volatile market.

During the period the Fund benefited from strong performance in the Information Technology, Communication Services, Industrials and Consumer Staples Sectors. The Financials and Consumer Discretionary Sectors negatively impacted results. The premiums generated from option writing nominally benefitted performance.

The top 5 performers for the period were Boeing Co (Ticker: BA), ASML Holding NV (Ticker: ASML), Meta Platforms Inc (Ticker: META), Anheuser-Busch InBev SA (Ticker: BUD), and Warner Brothers Discovery (Ticker: WBD).

The bottom 5 performers for the period were CVS Health Corp (Ticker: CVS), Western Union Company (Ticker: WU), Compass Minerals International Inc (Ticker: CMP), Wells Fargo & Co (Ticker: WFC), and Amazon.com Inc (Ticker: AMZN).

Semi-Annual Report | March 31, 2023	1

Hillman Value Fund	Shareholder Letter
March 31, 2023 (Unaudited)

During the first quarter of 2023, The US Federal Reserve Bank’s Open Market Committee continued its anti-inflationary stance, raising the target federal funds rate to a range of 4.75% to 5.00%, an increase of 50 basis points (twelve months before the latest increase the target was 0.00% to 0.25%). Investors appeared to still believe that the rate hikes would soon subside, and the Russell 1000 Value TR Index and the S&P 500 TR Index rose 1.01% and 7.50%, respectively. U.S. Small Cap Stocks, as measured by the Russell 2000 TR Index, increased 2.74%. International equities built upon the previous quarter’s gains, with the MSCI EAFE TR Index and MSCI Emerging Markets TR Index gaining 8.62% and 4.02%, respectively.

A growing belief that the FED’s activities may dampen economic activity likely caused the yield on the Ten-Year US Treasury Note to drop from 3.88% to 3.48% during the period. The German Ten-Year Government Bond yield likewise slipped from 2.565% to 2.301%, and the Japanese Ten-Year Government Bond yield dipped from 0.418% to 0.324%.

Entering the second half of the year, international economic growth, fueled by the elimination of COVID related restrictions, may be tempered by war, inflation, and rising interest rates. Vast sums of public and private debt could become more challenging to service in a higher interest rate environment. Developed nations appear unified in addressing Russian atrocities in Ukraine, and we caution against investing based upon overly optimistic or unnecessarily dire scenarios. We implore investors to adhere to their long-term asset allocation programs.

Our equity strategies are driven by our core belief that competitively advantaged companies will outperform their peers through economic cycles and market cycles. Our goal is to invest in great enterprises at attractive prices. We will continue to invest according to this precept for the long-term interest of our clients. We feel that the Fund is well positioned with investments in companies with sustainable competitive advantages, at prices that we believe to be reasonable.

Disclosure:

Statements in this Annual Report reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

ALPS Distributors, Inc. is the distributor of the Hillman Value Fund, 1290 Broadway, Suite 1000, Denver, CO 80203.

ALPS Distributors, Inc. is not affiliated with Hillman Capital Management, Inc.

© 2021 Hillman Capital Management. All rights reserved.

2	www.hcmfunds.com

Hillman Value Fund	Portfolio Update
March 31, 2023 (Unaudited)

Average Annual Total Return (as of March 31, 2023)*

	1 Year	3 Year	5 Year	10 Year	Since Inception**
Hillman Value Fund - NAV	-4.71%	19.04%	11.14%	11.66%	7.52%
Russell 1000® Value Total Return Index(a)	-5.91%	17.93%	7.50%	9.13%	6.86%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (855) 400-5944 or by visiting www.hcmfunds.com.

*	The Hillman Value Fund (the “Predecessor Fund”) reorganized into the Fund on March 15, 2021. The Predecessor Fund was a series of the Hillman Capital Management Investment Trust (the “Hillman Trust”) and also was advised by Hillman Capital Management, Inc. For periods prior to the reorganization, performance results above for the Fund reflect the performance of the Predecessor Fund. The Predecessor Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
**	Fund inception December 29, 2000.
(a)	The Russell 1000® Value Total Return Index is an index of approximately 1,000 of the largest companies in the U.S. equity market and is a widely recognized, unmanaged index of largecap equities. It is not possible to invest in this index.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund (as reported in the January 27, 2023 Prospectus) are 1.15% and 0.95%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2024.

Semi-Annual Report | March 31, 2023	3

Hillman Value Fund	Portfolio Update
March 31, 2023 (Unaudited)

Performance of $10,000 Initial Investment (as of March 31, 2023)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Holdings (as a % of Net Assets)*

Salesforce, Inc.	3.77%
Anheuser-Busch InBev NV	3.49%
Microsoft Corp.	3.32%
Lam Research Corp.	3.30%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.11%
GSK PLC	3.04%
Walt Disney Co.	2.97%
Amazon.com, Inc.	2.96%
Enterprise Products Partners LP	2.94%
Becton Dickinson & Co.	2.93%
Top Ten Holdings	31.83%

4	www.hcmfunds.com

Hillman Value Fund	Portfolio Update
March 31, 2023 (Unaudited)

Sector Allocation (as a % of Net Assets)*

Information Technology	21.84%
Communication Services	16.49%
Health Care	13.67%
Consumer Staples	11.61%
Financials	10.16%
Industrials	5.48%
Materials	5.18%
Consumer Discretionary	4.59%
Limited Partnerships	2.94%
Equity Real Estate Investment Trust	2.76%
Cash, Cash Equivalents, & Other Net Assets	5.28%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Semi-Annual Report | March 31, 2023	5

Hillman Value Fund	Disclosure of Fund Expenses
March 31, 2023 (Unaudited)

Examples. As a shareholder of the Hillman Value Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2022 and held through March 31, 2023.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2022 - March 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expense Ratio(a)	Expenses Paid During Period October 1, 2022 - March 31, 2023(b)
Hillman Value Fund
Actual	$1,000.00	$1,210.40	0.95%	$5.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	0.95%	$4.78

(a)	Annualized based on the Fund's most recent half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

6	www.hcmfunds.com

Hillman Value Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (89.34%)
Communication Services (16.49%)
Alphabet, Inc., Class A(a)	56,000	$5,808,880
AT&T, Inc.	283,000	5,447,750
Meta Platforms, Inc., Class A(a)	27,500	5,828,350
Verizon Communications, Inc.	125,000	4,861,250
Walt Disney Co.(a)	60,000	6,007,800
Warner Bros Discovery, Inc.(a)	361,206	5,454,211
Total Communication Services		33,408,241

Consumer Discretionary (4.89%)
Amazon.com, Inc.(a)	58,000	5,990,820
Nordstrom, Inc.	240,000	3,904,800
Total Consumer Discretionary		9,895,620

Consumer Staples (11.61%)
Anheuser-Busch InBev NV, Sponsored ADR(b)	106,000	7,073,380
Conagra Brands, Inc.	142,000	5,333,520
Kellogg Co.	78,000	5,222,880
Kraft Heinz Co.(b)	152,000	5,877,840
Total Consumer Staples		23,507,620

Financials (10.16%)
Bank of New York Mellon Corp.	107,000	4,862,080
T Rowe Price Group, Inc.	50,000	5,645,000
Wells Fargo & Co.(b)	147,655	5,519,344
Western Union Co.	409,000	4,560,350
Total Financials		20,586,774

Health Care (13.67%)
Becton Dickinson & Co.	24,000	5,940,960
Biogen, Inc.(a)	18,261	5,077,106
CVS Health Corp.	65,000	4,830,150
GSK PLC, Sponsored ADR	172,865	6,150,537

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	7

Hillman Value Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
Health Care (continued)
Zimmer Biomet Holdings, Inc.	44,100	$5,697,720
Total Health Care		27,696,473

Industrials (5.48%)
Boeing Co.(a)	25,200	5,353,236
Emerson Electric Co.	66,000	5,751,240
Total Industrials		11,104,476

Information Technology (21.84%)
Adobe, Inc.(a)	14,600	5,626,402
ASML Holding NV	8,488	5,777,866
Intel Corp.(b)	167,605	5,475,655
Lam Research Corp.	12,600	6,679,511
Microsoft Corp.	23,346	6,730,652
Salesforce, Inc.(a)	38,215	7,634,593
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	67,729	6,300,152
Total Information Technology		44,224,831

Materials (5.20%)
Compass Minerals International, Inc.	148,000	5,074,920
DuPont de Nemours, Inc.	76,000	5,454,520
Total Materials		10,529,440

TOTAL COMMON STOCK
(Cost $193,079,473)		180,953,475

LIMITED PARTNERSHIP (2.94%)
Energy (2.94%)
Enterprise Products Partners LP	230,000	5,957,000

TOTAL LIMITED PARTNERSHIP
(Cost $4,705,899)		5,957,000

See Notes to Financial Statements.
8	www.hcmfunds.com

Hillman Value Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
Energy (continued)
REAL ESTATE INVESTMENT TRUST (2.76%)
Real Estate (2.76%)
Simon Property Group, Inc.	50,000	$5,598,500

TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $5,329,820)		5,598,500

TOTAL INVESTMENTS (95.04%)
(Cost $203,115,192)		$192,508,975

OTHER ASSETS IN EXCESS OF LIABILITIES (4.96%)		10,049,138

NET ASSETS (100.00%)		$202,558,113

(a)	Non-income producing security.
(b)	All or a portion is held as collateral at custodian for written options.

WRITTEN OPTION CONTRACTS (0.31%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Option Contracts - (0.31%)
CarMax, Inc.
Goldman Sachs	04/21/23	$65.00	(50)	$21,948	$(321,400)	$(27,050)
Goldman Sachs	04/21/23	67.50	(860)	450,784	(5,528,080)	(577,060)
StoneX	04/21/23	25.00	520	67,521	(1,698,840)	(2,080)
StoneX	04/21/23	85.00	660	229,213	(6,069,360)	(29,700)

TOTAL WRITTEN OPTION CONTRACTS				$769,466	$(13,617,680)	$(635,890)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	9

Hillman Value Fund	Statement of Assets and Liabilities
March 31, 2023 (Unaudited)

ASSETS:
Investments, at value (Cost $203,115,192)	$192,508,975
Cash and cash equivalents	9,731,170
Deposit with broker for written options	769,472
Receivable for shares sold	270,615
Dividends and interest receivable	113,879
Other assets	16,155
Total Assets	203,410,266

LIABILITIES:
Written options, at value (premiums received $769,466)	635,890
Payable for administration and transfer agent fees	19,092
Payable for shares redeemed	5,180
Payable to adviser	105,475
Payable for printing fees	10,820
Payable for professional fees	51,934
Payable for trustees' fees and expenses	13,725
Payable to Chief Compliance Officer fees	3,528
Accrued expenses and other liabilities	6,509
Total Liabilities	852,153
NET ASSETS	$202,558,113

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$210,693,268
Total distributable earnings	(8,135,155)
NET ASSETS	$202,558,113

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$27.88
Net Assets	$202,558,113
Shares of beneficial interest outstanding	7,265,549

See Notes to Financial Statements.
10	www.hcmfunds.com

Hillman Value Fund	Statement of Operations
For the Six Months Ended March 31, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,359,418
Foreign taxes withheld	(29,879)
Total Investment Income	2,329,539

EXPENSES:
Investment advisory fees (Note 7)	822,417
Administration fees (Note 7)	70,446
Custody fees	10,743
Legal fees	28,017
Audit and tax fees	8,526
Transfer agent fees (Note 7)	115,092
Trustees fees and expenses (Note 8)	10,076
Registration and filing fees	17,096
Printing fees	7,779
Chief Compliance Officer fees (Note 7)	10,134
Insurance fees	1,575
Other expenses	3,567
Total Expenses	1,105,468
Less fees waived by investment adviser (Note 7)	(185,781)
Net Expenses	919,687
NET INVESTMENT INCOME	1,409,852

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	1,422,318
Net realized gain	1,422,318
Change in unrealized appreciation/(depreciation) on:
Investments	32,869,242
Written options	133,576
Net change	33,002,818

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	34,425,136
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,834,988

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	11

Hillman Value Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income	$1,409,852	$3,949,539
Net realized gain on investments	1,422,318	19,045,229
Net change in unrealized appreciation/(depreciation) on investments	33,002,818	(63,453,901)
Net increase/(decrease) in net assets resulting from operations	35,834,988	(40,459,133)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(20,852,781)	(16,946,344)
Total distributions	(20,852,781)	(16,946,344)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Shares sold	23,546,711	64,015,447
Dividends reinvested	20,181,259	16,140,353
Shares redeemed	(35,931,118)	(59,101,511)
Net increase from beneficial share transactions	7,796,852	21,054,289
Net increase/(decrease) in net assets	22,779,059	(36,351,188)

NET ASSETS:
Beginning of period	179,779,054	216,130,242
End of period	$202,558,113	$179,779,054

See Notes to Financial Statements.
12	www.hcmfunds.com

Page Intentionally Left Blank

Hillman Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements.
14	www.hcmfunds.com

Hillman Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021 (a)	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
$25.87		$33.82	$25.68	$27.74	$25.10	$22.20

0.20		0.55	0.62	0.29	0.17	0.18
4.98		(5.98)	9.97	(1.32)	2.64	2.84
5.18		(5.43)	10.59	(1.03)	2.81	3.02

(0.26)		(0.41)	(0.27)	(0.12)	(0.17)	(0.12)
(2.91)		(2.11)	(2.18)	(0.91)	–	–
(3.17)		(2.52)	(2.45)	(1.03)	(0.17)	(0.12)
2.01		(7.95)	8.14	(2.06)	2.64	2.90
$27.88		$25.87	$33.82	$25.68 (c)	$27.74 (c)	$25.10

21.04%		(17.55%)	43.04%	(4.10%)	11.37%	13.65%

$202,558		$179,779	$216,130	$104,395	$62,894	$35,038

1.14	%(e)	1.12%	1.15%	1.31%	1.65%	1.63%
0.95	%(e)	0.95%	0.95%	0.99%	1.50%	1.50%
1.46	%(e)	1.75%	1.94%	1.54%	0.91%	0.68%

6%		31%	27%	30%	48%	51%

(a)	Effective March 15, 2021, the Hillman Value Fund merged into the ALPS Series Trust. The Fund was previously advised by Hillman Capital Management, and was recognized as the Hillman Value Fund, a series of Hillman Capital Management Investment Trust.
(b)	Calculated using the average shares method.
(c)	Includes adjustments in accordance with the accounting principles generally accepted in the United States of America, and, consequently, the net asset values for financial reporting purposes and the total returns based upon those net asset values may differ from the net asset values and totals returns for shareholder transactions.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	15

Hillman Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.

See Notes to Financial Statements.
16	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Hillman Value Fund (the “Fund”). The Fund is diversified, and its primary investment objective is to provide long-term total return from a combination of income and capital gains. The Fund currently offers one share class. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities, real estate investment trusts, limited partnerships and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities and real estate investment trusts not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Options are valued at the National Best Bid and Offer (“NBBO”) last trade as of the valuation time. Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or NBBO pricing information provided by the pricing services.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

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Hillman Value Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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Hillman Value Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

HILLMAN VALUE FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Communication Services	$33,408,241	$–	$–	$33,408,241
Consumer Discretionary	9,895,620	–	–	9,895,620
Consumer Staples	23,507,620	–	–	23,507,620
Financials	20,586,774	–	–	20,586,774
Health Care	27,696,473	–	–	27,696,473
Industrials	11,104,476	–	–	11,104,476
Information Technology	44,224,831	–	–	44,224,831
Materials	10,529,440	–	–	10,529,440
Limited Partnership
Energy	5,957,000	–	–	5,957,000
Real Estate Investment Trust
Real Estate	5,598,500	–	–	5,598,500
Total	$192,508,975	$–	$–	$192,508,975
	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$(635,890)	$–	$–	$(635,890)
Total	$(635,890)	$–	$–	$(635,890)

*	For a detailed breakout by sector, please refer to the Portfolio of Investments.

The Fund did not hold any level 3 securities at March 31, 2023.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

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Hillman Value Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2023, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2023, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on a first in first out basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Fund receives from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

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Hillman Value Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

Risk of Investing in Derivatives: The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund are attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Purchased Options: When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Semi-Annual Report | March 31, 2023	21

Hillman Value Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

Written Options: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average notional amount of the written options held for the six months ended March 31, 2023, was $8,574,043.

Derivative Instruments: For the six months ended March 31, 2023, the Fund did not hold any options.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2023:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized depreciation on written option contracts	$–	$133,576
Total		$–	$133,576

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

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Hillman Value Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

The tax character of distributions paid by the Fund for the fiscal year ended September 30, 2022, was as follows:

	Ordinary Income	Long-Term Capital Gains
Hillman Value Fund	$13,747,191	$3,199,153

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2023, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Hillman Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$12,163,103
Gross unrealized depreciation (excess of tax cost over value)	(22,769,320)
Net unrealized appreciation	$(10,606,217)
Cost of investments for income tax purposes	$203,115,192

These temporary differences are primarily attributed to partnerships.

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2023, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Hillman Value Fund	$11,480,887	$26,645,343

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Semi-Annual Report | March 31, 2023	23

Hillman Value Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022

Hillman Value Fund
Shares sold	843,697	1,982,172
Shares issued in reinvestment of distributions to shareholders	785,569	498,775
Shares redeemed	(1,312,371)	(1,923,371)
Net increase in shares outstanding	316,895	557,576

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 49% of the outstanding shares of the Fund are owned by one omnibus account.

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Hillman Capital Management, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund's business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.85% based on the Fund’s average daily net assets. The management fees are paid on a monthly basis. The Board may extend the Advisory Agreements for successive one year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 60 days’ written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses of the Fund (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))), to 0.95% of the Fund’s average daily net assets for the Fund’s No Load Class. The Fee Waiver Agreement is in effect through January 31, 2024, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, this Agreement may only be amended or terminated with the approval of the Board of Trustees. Fees waived or reimbursed for the six months ended March 31, 2023, are disclosed in the Statement of Operations. Previously waived fees are not subject to recoupment by the Adviser.

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Hillman Value Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2023, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares of the Fund and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

8. TRUSTEES AND OFFICERS

As of March 31, 2023, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $14,000, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $3,250. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Semi-Annual Report | March 31, 2023	25

Hillman Value Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 7 the Fund pays ALPS an annual fee for compliance services.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown; as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

10. RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 and can be applied through December 31, 2022. FASB has deferred the sunset date to December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

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Hillman Value Fund	Disclosure Regarding Renewal And Approval Of Fund Advisory Agreement
March 31, 2023 (Unaudited)

On November 17, 2022, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Hillman Agreement”) between the Trust and Hillman Capital Management, Inc. (“Hillman”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreement.

In anticipation of and as part of the process to consider renewal of the Hillman Agreement, legal counsel to the Trust requested certain information from Hillman. In response to these requests, the Trustees received reports from Hillman and an independent third-party data provider that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Hillman and discussed the services of the firm provided pursuant to the Hillman Agreement, as well as the information provided by Hillman. In evaluating Hillman and the fees charged under the Hillman Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Hillman Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In evaluating Hillman and the fees charged under the Hillman Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Hillman Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services: The Board reviewed certain background materials supplied by Hillman in its presentation, including its Form ADV. The Board reviewed Hillman’s financial information to analyze the financial condition, stability and profitability of Hillman, noting that Hillman was obligated by a Fund expense limitation agreement.

The Board reviewed and considered Hillman’s investment philosophy focused on identifying great companies trading at a discount to intrinsic value and its long history as an asset manager. The Trustees also discussed the research and decision-making processes to be utilized by Hillman, including the methods to be adopted to seek to achieve the Hillman Value Fund’s (“Hillman Fund”) investment objectives and compliance with the policies and restrictions of the Hillman Fund, with a focus on risk mitigation.

Semi-Annual Report | March 31, 2023	27

Hillman Value Fund	Disclosure Regarding Renewal And Approval Of Fund Advisory Agreement
March 31, 2023 (Unaudited)

The Board acknowledged the experience of Hillman’s management team, including reviewing the qualifications, background and responsibilities of Mr. Hillman as sole portfolio manager primarily responsible for the day-to-day portfolio management of the Hillman Fund. The Board also reviewed, among other things, Hillman’s Code of Ethics. The Board also considered Hillman’s reputation generally and its investment techniques, strategies, risk management controls and decision-making processes.

Hillman had indicated that its portfolio management team heads consistently executed its proprietary value investment philosophy, focusing on businesses with a sustainable competitive advantage. The Board discussed the distinctive investment process among large cap value managers, utilizing option writing intended to diversify and enhance returns.

Investment Advisory Fee Rate: The Board considered comparison of the Hillman Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group and universe of funds provided by FUSE, an independent provider of investment company data. The Board noted that the Fund’s contractual advisory fee of 0.85% was higher than the FUSE peer group median of 0.65%, but not the highest of the peer group, and after waiver the fee actually paid to the adviser was significantly closer to the peer group median. They considered the Fund’s net expense ratio of 0.95% compared favorably to the peer group median of 1.07%. The adviser discussed with the Board the fee it received for acting as a sub-adviser to an ETF with a similar strategy, noting that the fee was 0.55% and had sector constraints and no option writing, which distinguished it from the Hillman Fund. After further consideration, the Board determined that the advisory fee was not unreasonable.

Comparable Accounts: The Board discussed the comparable accounts managed by Hillman and the fee structure and servicing requirements for these products, noting that the advisory fee was lower than the fees charged by Hillman on some other accounts, but higher than the fee charged by Hillman for sub-advising an ETF.

Performance: The Board reviewed and considered the Hillman Fund’s performance. The Board noted that the Hillman Fund underperformed its peer group and the Russell 1000 Value TR Index for the one-year period, while outperforming the index over the three-year period. The Board noted that the Hillman Fund outperformed its peer group and the index over the five-year, ten-year and since inception period. They discussed the adviser’s belief that short term market events can negatively impact performance in the short term, but by adhering to its disciplined approach focusing on company fundamentals, the Hillman Fund can deliver favorable returns over the long term. The Board discussed with the adviser the option premium income generated by the option strategy and the benefit to performance. After reviewing the investment performance of the Hillman Fund, the Board concluded that the overall investment performance of the Hillman Fund was satisfactory.

Profitability: The Board received and considered the adviser’s 2021 profits from its relationship with the Hillman Fund, and estimated profits for 2022, based on an analysis prepared by Hillman. The Board observed that the reported and estimated profits before distribution expenses were reasonable on an absolute basis and as a percentage of revenue. The Board concluded that excessive profitability was not an issue at this time.

28	www.hcmfunds.com

Hillman Value Fund	Disclosure Regarding Renewal And Approval Of Fund Advisory Agreement
March 31, 2023 (Unaudited)

Economies of Scale: The Board considered whether Hillman was benefitting from economies of scale in the provision of services to the Fund and whether such services are being shares with the Fund’s shareholders under the Hillman Agreement. They considered the prospects for growth of the Hillman Fund and concluded that the expense limitation agreement was adequate at current asset levels, provided meaningful economies to shareholders, and economies of scale would be revisited as Hillman Fund asset levels increase.

Other Benefits to the Adviser: The Board reviewed and considered any other incidental benefits derived or to be derived by Hillman from its relationship with the Hillman Fund, including research and other support services.

Having requested and reviewed such information from Hillman as the Board believed to be reasonably necessary to evaluate the terms of the Hillman Agreement and as assisted by the advice of independent counsel, the Board determined that approval of the Hillman Agreement was in the best interests of the Hillman Fund and its shareholders.

Semi-Annual Report | March 31, 2023	29

Hillman Value Fund	Additional Information
March 31, 2023 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-855-400-5944 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-855-400-5944 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-855-400-5944 or by writing to the Fund at Hillman Value Fund, P.O. Box 1920, Denver, CO 80201.

30	www.hcmfunds.com

Page Intentionally Left Blank

Hillman Value Fund

is a series of the

ALPS Series Trust

For Shareholder Service Inquiries:

Hillman Value Fund

c/o ALPS Funds

P.O. Box 1920

Denver, CO 80201

Telephone

1-855-400-5944

Hillman Value Fund distributed by ALPS Distributors, Inc.

Must be accompanied or preceded by a prospectus.

POLEN CAPITAL CREDIT, LLC (F/K/A DDJ CAPITAL MANAGEMENT, LLC)
POLEN DDJ OPPORTUNISTIC HIGH YIELD FUND

SEMI-ANNUAL
March 31, 2023
INSTITUTIONAL (DDJIX) CLASS I (DDJCX) CLASS II (DDJRX)

Shareholder Letter	1
Portfolio Update	3
Disclosure of Fund Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	17
Disclosure Regarding Renewal and Approval of Fund Advisory Agreement	26
Additional Information	28

Polen DDJ Opportunistic High Yield Fund	Shareholder Letter
March 31, 2023 (Unaudited)

Letter to Shareholders - Message from Portfolio Managers David Breazzano, John Sherman, and Ben Santonelli: Covering - October 1st, 2022, through March 31, 2023.

For high yield bonds, the fourth quarter of 2022 was the only quarter of the calendar year to produce a gain while leveraged loans experienced a second consecutive quarter of positive performance. During the first two months of the fourth quarter, markets were buoyed by the prospect of a moderation in Fed rate increases and better than expected earnings as well as limited primary market activity. However, as the quarter ended, several of these tailwinds reversed and performance in the leveraged credit markets suffered. Further, concerns about a slowdown in economic activity continued to weigh on the performance of lower-rated credits. As a result, the performance "decompression" between ratings cohorts in the high yield bond and leveraged loan market, a theme throughout 2022, increased during the fourth quarter, as CCC-rated bonds and loans were the biggest laggards.

Although total returns were positive in the first quarter of 2023 for both high yield bonds and leveraged loans, the quarter proved to be quite volatile. For example, January saw a strong rally across all ratings tiers in both markets in connection with shifting market expectations regarding a Fed pause and a soft landing. However, in early February those expectations were called into question, resulting in market weakness, especially among high yield bonds as rates reset higher. Further, March brought with it the first bank failures in the U.S. in over a decade, causing continued market weakness, especially among lower-rated credits. However, as banking system stress ebbed, higher-rated credits staged a rally leading into quarter end. After interest rates rose considerably during 2022, they were particularly volatile and trended lower during the first quarter of 2023.

Against this volatile backdrop, over the six-month period ending March 31, 2023, both asset classes generated impressive gains, with high yield bonds outperforming leveraged loans. Lower interest rates contributed to higher-rated bonds outperforming lower-rated bonds. In addition, the heightened sensitivity of both lower-rated bonds and loans to deteriorating prospects for economic growth also drove underperformance relative to their higher quality peers during the period. Similarly, second lien loans, which are typically lower rated and thus more susceptible to declining business prospects, significantly underperformed first lien loans over the trailing six months.

Turning our attention to the Fund's performance, during the six-months ending March 31, 2023, the Fund underperformed its benchmark, the ICE BofA U.S. High Yield Index. The Fund's structurally shorter duration relative to the benchmark, due in large part to the Fund's strategic allocation to bank loans, detracted from relative performance, given the decline in U.S. Treasury yields during the period. However, the Fund's income advantage relative to the benchmark, a characteristic that the Fund will typically exhibit as a result of its higher-than-average coupon, partially offset the impact of shorter duration.

Furthermore, the Fund's allocation effect by credit quality detracted significantly from returns relative to the benchmark. Specifically, the investment strategy pursued by Polen Capital Credit ("Polen Credit") on behalf of the Fund seeks to construct a relatively concentrated portfolio using security selection to exploit inefficiencies in the lower tier segment (i.e., B/CCC-rated) of the leveraged credit market. Consistent with such strategy, the Fund maintained its overweight allocation to the lower tier during a period in which the lower tier underperformed higher-rated credits. As a result, the Fund's overweight to issues across the CCC-rated spectrum detracted meaningfully from relative returns.

From a sector perspective, the Fund's underweight to the Telecommunications sector and overweight to the Capital Goods sector contributed to relative returns. Conversely, sector security selection detracted from relative returns, driven primarily by negative security selection in the Healthcare, Basic Industry, Capital Goods, and Consumer Goods sectors. Such negative effects were partially offset by positive security selection in the Insurance sector.

Although high yield bond and leveraged loan default rates rose in the first quarter, they still remain well below long-term averages. We believe the degree to which default rates increase over the next six to twelve months will have a significant impact on the performance of the leveraged credit markets. We are cautiously optimistic that default rates, particularly for high yield bonds, will not rise to levels experienced during past downturns. In the aggregate, we believe that the fundamental health of the high yield bond market is stronger than has typically been the case in instances where the economy has begun to slow. In addition, the aggregate credit rating of the high yield bond market, as assigned by third-party rating agencies, is higher than it has been entering a downturn in decades. Another potentially offsetting factor is the maturity profile of the market. More specifically, thanks to the record level of refinancing that occurred during 2020 and 2021, less than 10% of the aggregate leveraged credit market is set to mature before 2025.

That being said, we are observing signs that fundamentals are beginning to weaken across the board, which is not surprising given the deteriorating economic environment. Rating agencies have responded quickly, as for the second consecutive quarter the number of high yield bond downgrades exceeded upgrades after quarterly upgrades had exceeded downgrades for almost two years. We expect this trend will continue, causing selling pressure in the market and potentially creating attractive entry points in new investment opportunities. Moreover, following near record low issuance in 2022 and relatively tepid issuance during the first quarter of 2023 as the market assessed emerging trouble in the banking sector, we believe that primary market activity will increase meaningfully during the remainder of 2023. Given the rapid rise in rates during 2022, and the steps already taken by issuers to lock-in lower coupons and/or extend maturities, companies generally faced no pressing need in recent quarters to refinance or issue new debt. However, with each passing month, the calendar edges closer to the acceleration in maturities that will begin in 2025.

Many of the same risks that caused significant volatility in the leveraged credit markets during 2022 and the first quarter of 2023 remain present today. Inflation, though showing signs it has peaked, is far from contained. As a result, the Fed is expected to continue raising interest rates, although as of March 31, 2023, Fed forecasts call for just one additional 25 basis points hike before pausing. Recent stress in the banking system

Semi-Annual Report | March 31, 2023	1

Polen DDJ Opportunistic High Yield Fund	Shareholder Letter
March 31, 2023 (Unaudited)

and the negative implication for credit availability have contributed to increased volatility in both interest rates and the market's expectation for future Fed actions. In addition, the outlook for the economy remains concerning as elevated inflation and higher interest rates weigh on both businesses and the consumer. We have been concerned about the increasing likelihood of a recession, with recent stress in the banking sector only heightening that concern.

Although the Fed's interest rate hiking cycle may be coming to an end in the near future, it will likely take time for inflation to decline to more normalized levels. Going forward, market participants could face higher inflation compared to levels experienced in recent decades. Further, this elevated inflation could continue for longer than expected, especially given the market disruptions wrought by both COVID-19 and the costly war in Ukraine. Continued volatility within the leveraged credit markets is to be expected as we navigate our way through the post-pandemic world and settle into a new normal.

While volatility appears unavoidable in the near term, we nonetheless remain optimistic regarding prospects over the intermediate-to-long-term. Inflation may take some time to alleviate; however, absent any additional negative shocks (such as renewed weakness in the banking sector), we believe that the market has already absorbed the bulk of the Fed's rate hikes this cycle. In addition, we believe the market turmoil over the past year, especially when combined with higher interest rates, improved the forward return trajectory for leveraged credit. Specifically, leveraged credit now offers compelling absolute yields, with stronger fundamentals relative to pre-pandemic conditions. Moreover, Polen Credit continues to identify what we believe to be attractive opportunities amongst issuers across each segment of the high yield market, and we view the current environment as favorable for an active manager like Polen Credit to potentially generate significant alpha for shareholders of the Fund.

Sincerely,

David J. Breazzano

Head of Team, Portfolio Manager

Polen Capital Credit

The ICE BofA Merrill Lynch U.S. High Yield Index is maintained by ICE BofA Merrill Lynch and comprises U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. One cannot invest directly into an index.

BPS: Stands for basis points. A basis point is one one-hundredth of one percent (0.0001).

Coupon: The stated interest rate paid on a bond. Coupon payments for high yield bonds are typically made semi-annually.

Yield: The yield is the income return on an investment, such as interest or dividends received from holding a particular security.

Yield Premium: As referenced in this letter, refers to the yield of individual investments in the Fund, or the yield of the Fund in aggregate, being higher than the yield of the Fund's benchmark.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the Adviser only and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

Credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All Fund securities except for those labeled “Not Rated" and “Other" have been rated by Moody's, S&P or Fitch, which are each a Nationally Recognized Statistical Rating Organization (“NRSRO"). All Index securities except for those labeled “Not Rated" have been rated by Moody's or S&P. Credit ratings are subject to change.

Not FDIC Insured - No Bank Guarantee - May Lose Value

Past performance does not guarantee future results.

ALPS Distributors, Inc. is not affiliated with Polen Capital Credit, LLC, the investment adviser to the Fund.

Please consider the Polen DDJ Opportunistic High Yield Fund's investment objectives, risks, and charges and expenses carefully before investing. This and other important information is contained in the Fund's prospectus, which can be obtained by calling 844-363-4898. Please read before investing.

2	www.ddjcap.com

Polen DDJ Opportunistic High Yield Fund	Portfolio Update
March 31, 2023 (Unaudited)

Average Annual Total Returns (as of March 31, 2023)

	6 Month	1 Year	3 Year	5 Year	Since Inception*
Polen DDJ Opportunistic High Yield Fund – Institutional Class	4.76%	-6.22%	6.27%	0.84%	3.43%
Polen DDJ Opportunistic High Yield Fund – Class I	4.87%	-6.18%	6.27%	0.91%	3.45%
Polen DDJ Opportunistic High Yield Fund – Class II	4.56%	-6.54%	5.89%	0.50%	3.10%
ICE BofA Merrill Lynch U.S. High Yield Index(a)	7.85%	-3.56%	5.84%	3.06%	3.97%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 363-4898 or by visiting www.ddjfunds.com.

*	Fund’s inception date is July 16, 2015.
(a)	The benchmark of the Fund is the ICE BofAML US High Yield Index, maintained by ICE BofA Merrill Lynch and comprised of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and net annual operating expenses after fee waivers and/or reimbursement for the Fund’s Institutional Class, Class I and Class II shares (as reported in the January 27, 2023 Prospectus) are 0.89% and 0.79%, 1.00% and 0.89%, and 1.24% and 1.14%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2024.

Performance of $5,000,000 Initial Investment (as of March 31, 2023)

The graph shown above represents historical performance of a hypothetical investment of $5,000,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | March 31, 2023	3

Polen DDJ Opportunistic High Yield Fund	Portfolio Update
March 31, 2023 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Century Aluminum Co.	4.19%
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP	3.21%
HUB International, Ltd.	2.97%
Asurion LLC	2.87%
CNT Holdings I Corp	2.74%
Titan Acquisition, Ltd. / Titan Co.-Borrower LLC	2.60%
NFP Corp.	2.58%
Auction.com LLC fka Ten-X LLC	2.56%
AssuredPartners, Inc.	2.54%
Brand Energy & Infrastructure Services, Inc.	2.24%
Top Ten Holdings	28.50%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Portfolio Composition (as a % of Net Assets)*

4	www.ddjcap.com

Polen DDJ Opportunistic High Yield Fund	Disclosure of Fund Expenses
March 31, 2023 (Unaudited)

Examples. As a shareholder of the Polen DDJ Opportunistic High Yield Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2022 and held through March 31, 2023.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period October 1, 2022 - March 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expense Ratio(a)	Expense Paid During Period October 1, 2022 - March 31, 2023(b)
Polen DDJ Opportunistic High Yield Fund
Institutional Class
Actual	$1,000.00	$1,047.60	0.79%	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.99	0.79%	$3.98
Class I
Actual	$1,000.00	$1,048.70	0.79%	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.99	0.79%	$3.98
Class II
Actual	$1,000.00	$1,045.60	1.14%	$5.81
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	1.14%	$5.74

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses after any applicable waivers and reimbursements.
(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2023	5

Polen DDJ Opportunistic High Yield Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.89%)
Consumer, Cyclical (0.30%)
CWT Travel Holdings Inc(a)(b)(e)	89,755	$841,453

Consumer, Non-Cyclical (0.09%)
American Tire Distributors, Inc.(a)(b)(c)(d)(e)	2,940	254,898

Materials (0.13%)
Real Alloy Holding, Inc.(a)(b)(c)(d)(e)(f)(g)	3	243,271
Specialty Steel Holdco, Inc.(a)(b)(c)(d)(e)	1	125,876
Total Materials		369,147

Mineral and Precious Stone Mining (0.09%)
Arctic Canadian Diamond Co LTD.(a)(b)(c)(d)(e)	541	253,188

Oil & Gas (0.26%)
Utex Industries, Inc.(a)(b)(c)(d)(e)	7,506	725,305

Technology (0.02%)
Skillsoft Corp.(a)	32,762	65,524

TOTAL COMMON STOCKS
(Cost $2,411,494)		2,509,515

PREFERRED STOCK (0.13%)
Consumer, Cyclical (0.13%)
Carlson Travel, Inc.(a)(b)	4,489	379,320

TOTAL PREFERRED STOCK
(Cost $390,543)		379,320

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (39.58%)
Basic Materials (1.11%)
Aruba Investments, Inc., Series Initial(g)	1M US L + 7.75%, 0.75% Floor	11/24/2028	$3,450,000	$3,122,250

Communications (2.83%)
ABG Intermediate Holdings 2 LLC(g)	1M SOFR + 6.00%, 0.50% Floor	12/20/2029	810,000	752,288
Auction.com LLC fka Ten-X LLC(g)	3M US L + 4.00%, 1.00% Floor	9/27/2024	7,502,426	7,233,576
Total Communications				7,985,864

Consumer Discretionary (2.74%)
CNT Holdings I Corp, Series Initial(g)(j)	3M SOFR + 6.75%, 0.75% Floor	11/6/2028	8,144,188	7,730,178

Consumer, Cyclical (1.95%)
	12M SOFR + 5.60%, 0.50%
Brooks Automation 11/21 2nd Lien TL(g)	Floor	11/16/2029	3,794,939	3,359,716
Mitchell International, Inc. TL(g)	1M US L + 6.50%	10/1/2029	1,650,000	1,441,688
Wheel Pros, Inc., Series Initial(g)	3M US L + 4.50%, 0.75% Floor	5/11/2028	997,475	712,716
Total Consumer, Cyclical				5,514,120

See Notes to Financial Statements.
6	www.ddjcap.com

Polen DDJ Opportunistic High Yield Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-Cyclical (23.58%)
Ankura Consulting Group LLC, Series Closing Date(g)	3M US L + 8.00%, 0.75% Floor	3/19/2029	$650,000	$539,500
Asurion LLC, Series New B-4(g)	1M US L + 5.25%	1/20/2029	9,760,000	8,105,680
Asurion, LLC, TLB(g)	1M SOFR + 4.25%	8/19/2028	2,837,755	2,639,112
Aveanna Healthcare LLC(g)	3M US L + 7.00%, 0.50% Floor	12/10/2029	4,000,000	2,500,000
Cloudera, Inc.(g)	1M US L + 6.00%, 0.50% Floor	8/10/2029	860,000	765,761
CP Iris Holdco I, Inc.(b)(g)	1M US L + 7.00%, 0.50% Floor	9/15/2029	1,720,000	1,419,000
Envision Healthcare Corp.(g)	3M SOFR + 3.75%	3/31/2027	2,212,138	378,276
Envision Healthcare Corp.(g)	3M SOFR + 4.25%	3/31/2027	903,487	230,389
Eyecare Partners LLC(b)(g)	1M US L + 6.75%, 0.50% Floor	11/15/2029	3,430,000	2,675,400
Eyecare Partners, LLC(g)	1M SOFR + 4.50%	11/15/2028	1,286,775	1,063,198
Infinite Bidco LLC, Series Initial(b)(g)	3M US L + 7.00%, 0.50% Floor	3/2/2029	4,245,740	3,778,709
KKR Apple Bidco LLC, Series Initial(g)	1M US L + 5.75%, 0.50% Floor	8/6/2026	5,678,629	5,583,512
KUEHG Corp, Series Tranche B(g)	3M US L + 8.25%, 1.00% Floor	8/22/2025	4,390,000	4,260,122
KUEHG Corp, Series B-3(g)	3M US L + 3.75%, 1.00% Floor	2/21/2025	5,138,469	5,056,407
LaserShip, Inc., Series Initial(g)	3M US L + 7.50%, 0.75% Floor	5/7/2029	3,280,000	2,148,400
Learning Care Group No. 2, Inc.(g)	3M US L + 8.50%, 1.00% Floor	3/13/2025	1,077,238	1,070,505
Learning Care Group No. 2, Inc., Series Initial(g)	3M US L + 7.50%, 1.00% Floor	3/13/2026	2,675,012	2,497,793
Learning Care Group No. 2, Inc., Series Initial(g)	3M US L + 3.25%, 1.00% Floor	3/13/2025	5,811,659	5,711,407
Medical Solutions LLC(g)	3M US L + 7.00%, 0.50% Floor	9/24/2028	1,770,000	1,621,762
MH Sub I LLC, Series 2021 Replacement(g)(j)	1M SOFR + 6.25%	2/23/2029	4,610,000	4,254,638
Packaging Coordinators Midco, Inc., TL(g)(j)	3M US L + 3.50%	11/30/2027	4,420,000	4,330,031
SM Wellness Holdings, Inc., Series Initial(b)(c)(g)	3M US L + 8.00%, 0.75% Floor	4/16/2029	1,030,000	721,000
Surgery Center Holdings, Inc.(g)(j)	1M US L + 3.75%, 0.75% Floor	8/31/2026	2,900,000	2,886,660
VC GB Holdings I Corp, Series Initial(g)	3M US L + 6.75%, 0.50% Floor	7/23/2029	1,330,000	1,060,675
Xplornet Communications Inc. TL(g)	1M US L + 7.00%, 0.50% Floor	9/30/2029	1,930,000	1,254,500
Total Consumer, Non-Cyclical				66,552,437

Financials (0.21%)
Arctic Canadian Diamond Corp, 2L TL(b)(c)(d)(f)	Cash 5.00% + PIK 12.50%	12/31/2027	583,425	583,425

Industrials (4.59%)
Brand Energy & Infrastructure Services, Inc., Series Initial(g)(j)	3M US L + 4.25%, 1.00% Floor	6/21/2024	6,764,361	6,313,415
Engineered Machinery Holdings, Inc., Series Incremental
Amendment No. 2(g)	3M US L + 6.50%, 0.75% Floor	5/21/2029	2,760,000	2,553,000
Engineered Machinery Holdings, Inc., Series Incremental
Amendment No. 3(g)	3M US L + 6.00%, 0.75% Floor	5/21/2029	2,295,812	2,135,105
GI Consilio Parent LLC(g)	1M US L + 7.50%, 0.50% Floor	5/14/2029	2,050,000	1,937,250
Total Industrials				12,938,770

Technology (2.57%)
AthenaHealth Group, Inc.(g)(j)	1M SOFR + 3.50%, 0.50% Floor	2/15/2029	2,665,532	2,502,268
AthenaHealth Group, Inc.(g)	3M US L + 3.50%, 0.50% Floor	2/15/2029	327,454	307,397
Nexus Buyer LLC, TL(g)(j)	1M US L + 6.25%	11/5/2029	920,000	822,250
UKG Inc., TL(g)(j)	3M US L + 5.25%	5/3/2027	3,760,000	3,622,760
Total Technology				7,254,675

TOTAL BANK LOANS
(Cost $121,575,364)				111,681,719

HIGH YIELD BONDS AND NOTES (57.55%)
Basic Materials (7.40%)
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(h)	8.750%	7/15/2026	9,490,000	9,064,929
Century Aluminum Co.(h)(j)	7.500%	4/1/2028	12,405,000	11,812,909
Northwest Acquisitions ULC / Dominion Finco, Inc.(b)(h)(i)	7.125%	11/1/2022	1,650,000	99
Total Basic Materials				20,877,937

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	7

Polen DDJ Opportunistic High Yield Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Communications (7.25%)
Arches Buyer, Inc.(h)	6.125%	12/1/2028	$2,830,000	$2,337,934
Clear Channel Outdoor Holdings, Inc.(h)	7.750%	4/15/2028	3,080,000	2,312,772
Clear Channel Outdoor Holdings, Inc.(h)	7.500%	6/1/2029	1,970,000	1,401,852
Radiate Holdco LLC / Radiate Finance, Inc.(h)	6.500%	9/15/2028	2,520,000	1,036,589
Scripps Escrow II, Inc.(h)	5.375%	1/15/2031	1,490,000	1,026,282
Scripps Escrow, Inc.(h)	5.875%	7/15/2027	1,340,000	988,250
Uber Technologies, Inc.(h)	4.500%	8/15/2029	5,660,000	5,168,288
Viasat, Inc.(h)	5.625%	9/15/2025	3,170,000	3,008,425
Viasat, Inc.(h)	6.500%	7/15/2028	4,300,000	3,182,000
Total Communications				20,462,392

Consumer, Cyclical (9.77%)
Boyd Gaming Corp.(h)	4.750%	6/15/2031	2,470,000	2,245,477
CD&R Smokey Buyer, Inc.(h)	6.750%	7/15/2025	2,040,000	1,759,500
Dornoch Debt Merger Sub, Inc.(h)	6.625%	10/15/2029	6,930,000	4,683,857
Ford Motor Co.	7.450%	7/16/2031	4,180,000	4,424,020
Ford Motor Co.	9.625%	4/22/2030	5,000,000	5,810,700
Real Hero Merger Sub 2, Inc.(h)	6.250%	2/1/2029	4,450,000	3,294,418
Sportsnet(b)(c)(d)(e)(g)	10.250%	1/15/2025	100,000	94,250
SRS Distribution, Inc.(h)	6.000%	12/1/2029	4,840,000	4,003,311
White Cap Buyer LLC(h)	6.875%	10/15/2028	1,444,000	1,253,910
Total Consumer, Cyclical				27,569,443

Consumer, Non-Cyclical (6.96%)
B&G Foods, Inc.	5.250%	4/1/2025	3,900,000	3,636,048
Cano Health LLC(h)	6.250%	10/1/2028	7,030,000	3,884,075
High Ridge Brands Escrow(a)(b)(c)(d)		3/15/2025	125,000	1,362
	11.9222% or PIK L+11.00%,
Specialty Steel Holdco, Inc.(b)(c)(d)(e)(f)(g)	1.00% Floor	11/15/2026	210,000	210,000
Surgery Center Holdings, Inc.(h)	6.750%	7/1/2025	1,023,000	1,015,748
Surgery Center Holdings, Inc.(h)	10.000%	4/15/2027	3,686,000	3,761,896
Tenet Healthcare Corp.	5.125%	11/1/2027	4,420,000	4,247,623
Tenet Healthcare Corp.	6.125%	10/1/2028	2,990,000	2,868,442
Total Consumer, Non-Cyclical				19,625,194

Energy (0.37%)
Teine Energy, Ltd.(h)	6.875%	4/15/2029	1,150,000	1,053,607

Financials (9.56%)
AssuredPartners, Inc.(h)	7.000%	8/15/2025	7,350,000	7,158,532
GTCR AP Finance, Inc.(h)	8.000%	5/15/2027	2,080,000	1,987,490
HUB International, Ltd.(h)	7.000%	5/1/2026	8,520,000	8,381,786
Jones Deslauriers Insurance Management, Inc.(h)	8.500%	3/15/2030	2,090,000	2,168,365
NFP Corp.(h)	6.875%	8/15/2028	8,470,000	7,276,323
Total Financials				26,972,496

See Notes to Financial Statements.
8	www.ddjcap.com

Polen DDJ Opportunistic High Yield Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Industrials (12.57%)
IEA Energy Services LLC(h)	6.625%	8/15/2029	$2,000,000	$1,907,800
Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd
Co.-Issuer LLC(h)	6.000%	9/15/2028	1,430,000	1,233,375
LABL, Inc.(h)	6.750%	7/15/2026	1,820,000	1,756,842
Madison IAQ LLC(h)	5.875%	6/30/2029	3,850,000	2,977,936
Material Sciences Corp.(b)(c)(d)(e)(f)(g)	L + 8.25% or PIK 2.00%	1/9/2024	92,717	92,486
Oscar AcquisitionCo LLC / Oscar Finance, Inc.(h)	9.500%	4/15/2030	6,000,000	5,168,250
Titan Acquisition, Ltd. / Titan Co.-Borrower LLC(h)	7.750%	4/15/2026	8,751,000	7,337,889
TransDigm, Inc.	6.375%	6/15/2026	3,210,000	3,141,162
TransDigm, Inc.(h)	6.250%	3/15/2026	1,360,000	1,362,618
TransDigm, Inc., Series WI	4.875%	5/1/2029	1,660,000	1,471,069
TransDigm, Inc.(h)	6.750%	8/15/2028	1,460,000	1,476,425
Trident TPI Holdings, Inc.(h)	6.625%	11/1/2025	4,740,000	4,388,884
Trident TPI Holdings, Inc.(h)	9.250%	8/1/2024	3,180,000	3,154,034
Total Industrials				35,468,770

Technology (3.67%)
CWT Travel Group, Inc.(b)(h)	8.500%	11/19/2026	5,128,594	4,025,946
Presidio Holdings, Inc.(h)	8.250%	2/1/2028	4,780,000	4,547,405
Twilio, Inc.(h)	3.875%	3/15/2031	2,110,000	1,792,382
Total Technology				10,365,733

TOTAL HIGH YIELD BONDS AND NOTES
(Cost $181,180,903)				162,395,572

WARRANTS (0.00%)

	Maturity Date	Shares	Value (Note 2)
Consumer, Cyclical (0.00%)
CWT Travel Holdings, Inc., Strike Price: $57.00(a)(b)(c)(d)	11/19/2026	3,371	$–
CWT Travel Holdings, Inc., Strike Price: $67.69(a)(b)(c)(d)	11/19/2028	3,548	$–
Utex Industries Holdings, LLC, Strike Price: $114.76(a)(b)(c)(d)(e)	12/31/2049	1,150	$–

TOTAL WARRANTS
(Cost $–)			–

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.72%)
MSILF Treasury Securities Portfolio	4.400%	18,965,709	$18,965,709

TOTAL SHORT TERM INVESTMENTS
(Cost $18,965,709)			18,965,709

TOTAL INVESTMENTS (104.87%)
(Cost $324,524,013)			$295,931,835

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.87%)			(13,748,657)

NET ASSETS (100.00%)			$282,183,178

(a)	Non-income producing security.
(b)	Security deemed to be illiquid under the procedures approved by the Fund's Board of Trustees. As of March 31, 2023, the fair value of illiquid securities in the aggregate was $16,424,988, representing 5.82% of the Fund's net assets.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	9

Polen DDJ Opportunistic High Yield Fund	Portfolio of Investments
March 31, 2023 (Unaudited)

(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(d)	Fair valued security under the procedures utilized by the Fund’s valuation designee.
(e)	Security deemed to be restricted as of March 31, 2023. As of March 31, 2023, the fair value of restricted securities in the aggregate was $2,840,727, representing 1.01% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(f)	Payment in-kind.
(g)	Floating or variable rate security. The reference rate is described below. The rate in effect as of March 31, 2023 is based on the reference rate plus the displayed spread as of the securities last reset date.
(h)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the fair value of securities restricted under Rule 144A in the aggregate was $132,813,646, representing 47.07% of net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board unless indicated as illiquid as denoted in footnote (b).
(i)	Security is currently in default.

(j)       All or a portion of this position has not settled as of March 31, 2023.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

PIK - Payment in-kind

Reference Rates:

1M US L - 1 Month LIBOR as of March 31, 2023 was 4.85%

3M US L - 3 Month LIBOR as of March 31, 2023 was 5.19%

1M US SOFR - 1 Month US SOFR as of March 31, 2023 was 4.63%

3M US SOFR - 3 Month US SOFR as of March 31, 2023 was 4.50%

12M US SOFR - 12 Month US SOFR as of March 31, 2023 was 1.07%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.
10	www.ddjcap.com

Polen DDJ Opportunistic High Yield Fund	Statement of Assets and Liabilities
March 31, 2023 (Unaudited)

ASSETS:
Investments, at value (Cost $324,524,013)	$295,931,835
Receivable for investments sold	866,230
Interest receivable	4,565,938
Prepaid expenses	27,302
Total Assets	301,391,305

LIABILITIES:
Payable for administration and transfer agent fees	54,954
Payable for investments purchased	18,912,092
Payable to adviser	152,823
Payable for shareholder services
Class I	486
Class II	56
Payable for distribution fees
Class II	296
Payable for printing fees	6,141
Payable for professional fees	27,715
Payable for trustees' fees and expenses	6,668
Payable to Chief Compliance Officer fees	2,748
Accrued expenses and other liabilities	44,148
Total Liabilities	19,208,127
NET ASSETS	$282,183,178

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$329,658,079
Total distributable earnings/(deficit)	(47,474,901)
NET ASSETS	$282,183,178

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$7.08
Net Assets	$280,414,450
Shares of beneficial interest outstanding	39,617,004
Class I:
Net Asset Value, offering and redemption price per share	$7.13
Net Assets	$372,541
Shares of beneficial interest outstanding	52,258
Class II:
Net Asset Value, offering and redemption price per share	$7.10
Net Assets	$1,396,187
Shares of beneficial interest outstanding	196,655

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	11

Polen DDJ Opportunistic High Yield Fund	Statement of Operations
For the Six Months Ended March 31, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends	$257,247
Interest	12,138,690
Total Investment Income	12,395,937

EXPENSES:
Investment advisory fees (Note 6)	939,647
Administration fees	125,767
Shareholder service fees
Class II	667
Distribution fees
Class II	1,726
Custody fees	12,481
Legal fees	15,619
Audit and tax fees	15,348
Transfer agent fees	27,581
Trustees' fees and expenses	15,166
Registration and filing fees	22,684
Printing fees	6,113
Chief Compliance Officer fees	16,780
Insurance fees	1,804
Other expenses	2,977
Total Expenses	1,204,360
Less fees waived/reimbursed by investment adviser (Note 6)
Institutional Class	(140,124)
Class I	(43)
Class II	(729)
Net Expenses	1,063,464
NET INVESTMENT INCOME	11,332,473

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(9,092,273)
Net realized loss	(9,092,273)
Change in unrealized appreciation/(depreciation) on:
Investments	10,067,563
Net change	10,067,563

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	975,290
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,307,763

See Notes to Financial Statements.
12	www.ddjcap.com

Polen DDJ Opportunistic High Yield Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income	$11,332,473	$16,250,210
Net realized loss on investments	(9,092,273)	(8,007,165)
Net change in unrealized appreciation/(depreciation) on investments	10,067,563	(43,439,178)
Net increase/(decrease) in net assets resulting from operations	12,307,763	(35,196,133)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(12,025,642)	(16,935,341)
Class I	(5,608)	(8,679)
Class II	(59,581)	(114,444)
Total distributions	(12,090,831)	(17,058,464)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	21,150,965	54,166,496
Dividends reinvested	10,682,103	16,070,291
Shares redeemed	(8,685,612)	(5,034,894)
Redemption fees	–	457
Net increase from beneficial share transactions	23,147,456	65,202,350
Class I
Shares sold	369,930	–
Dividends reinvested	5,080	–
Shares redeemed	(5,071)	(683,837)
Net increase/(decrease) from beneficial share transactions	369,939	(683,837)
Class II
Shares sold	19,502	77,132
Dividends reinvested	39,085	82,044
Shares redeemed	(48,569)	(904,806)
Net increase/(decrease) from beneficial share transactions	10,018	(745,630)

Net increase in net assets	23,744,345	11,518,286

NET ASSETS:
Beginning of period	258,438,833	246,920,547
End of period	$282,183,178	$258,438,833

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	13

Polen DDJ Opportunistic High Yield Fund	Financial Highlights
Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$7.07		$8.59		$8.10	$8.72	$9.53	$10.04

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.30		0.49		0.52	0.60 (b)	0.83	0.84
Net realized and unrealized gain/(loss) on investments	0.03		(1.50)		0.48	(0.63)	(0.82)	(0.43)
Total from investment operations	0.33		(1.01)		1.00	(0.03)	0.01	0.41

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.51)		(0.51)	(0.59)	(0.82)	(0.82)
From net realized gains on investments	–		(0.00	)(c)	–	–	–	(0.10)
Total Distributions	(0.32)		(0.51)		(0.51)	(0.59)	(0.82)	(0.92)
REDEMPTION FEES ADDED TO PAID-IN-CAPITAL (Note 5)	–		0.00	(c)	–	–	–	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.01		(1.52)		0.49	(0.62)	(0.81)	(0.51)
NET ASSET VALUE, END OF PERIOD	$7.08		$7.07		$8.59	$8.10	$8.72	$9.53

TOTAL RETURN(d)	4.76%		(12.23%)		12.61%	(0.03%)	0.12%	4.26%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$280,414		$257,043		$243,732	$135,801	$20,367	$8,801

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.89	%(e)	0.89%		0.99%	1.24%	3.01%	3.81%
Operating expenses including reimbursement/waiver	0.79	%(e)	0.79%		0.79%	0.79%	0.79%	0.79%
Net investment income including reimbursement/waiver	8.44	%(e)	6.12%		6.07%	7.36%	9.14%	8.56%

PORTFOLIO TURNOVER RATE(f)	17%		36%		74%	66%	43%	147%

(a)	Calculated using the average shares method.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
14	www.ddjcap.com

Polen DDJ Opportunistic High Yield Fund	Financial Highlights
Class I	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$7.11		$8.58		$8.09		$8.72		$9.54		$10.04

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.32		0.43		0.52		0.61	(b)	0.84		0.81
Net realized and unrealized gain/(loss) on investments	0.02		(1.45)		0.48		(0.64)		(0.83)		(0.39)
Total from investment operations	0.34		(1.02)		1.00		(0.03)		0.01		0.42

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.45)		(0.51)		(0.60)		(0.83)		(0.82)
From net realized gains on investments	–		(0.00	)(c)	–		–		–		(0.10)
Total Distributions	(0.32)		(0.45)		(0.51)		(0.60)		(0.83)		(0.92)
REDEMPTION FEES ADDED TO
PAID-IN-CAPITAL (Note 5)	–		–		–		–		–		0.00	(c)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.02		(1.47)		0.49		(0.63)		(0.82)		(0.50)
NET ASSET VALUE, END OF PERIOD	$7.13		$7.11		$8.58		$8.09		$8.72		$9.54

TOTAL RETURN(d)	4.87%		(12.25%)		12.63%		(0.11%)		0.16%		4.42%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$373		$12		$708		$668		$719		$723

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.87	%(e)	0.90%		0.98%		1.32%		2.98%		3.04%
Operating expenses including
reimbursement/waiver	0.79	%(e)	0.79	%(f)	0.79	%(f)	0.79	%(f)	0.79	%(f)	0.79	%(f)
Net investment income including reimbursement/waiver	8.83	%(e)	5.14%		6.11%		7.44%		9.20%		8.29%

PORTFOLIO TURNOVER RATE(g)	17%		36%		74%		66%		43%		147%

(a)	Calculated using the average shares method.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Class I shares, any amount of such payment not paid during the Fund's fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the years ended September 30, 2019 and September 30, 2018, in the amounts of 0.10% and 0.10% of average net assets of Class I shares. For the years ended September 30, 2022, September 30, 2021 and September 30, 2020, no fees were accrued and thus no fees were reimbursed.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2023	15

Polen DDJ Opportunistic High Yield Fund	Financial Highlights
Class II	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$7.09		$8.61		$8.12		$8.75		$9.55		$10.04

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.29		0.45		0.49		0.59	(b)	0.80		0.79
Net realized and unrealized gain/(loss) on investments	0.03		(1.49)		0.48		(0.65)		(0.82)		(0.41)
Total from investment operations	0.32		(1.04)		0.97		(0.06)		(0.02)		0.38

LESS DISTRIBUTIONS:
From net investment income	(0.31)		(0.48)		(0.48)		(0.57)		(0.79)		(0.77)
From net realized gains on investments	–		(0.00	)(c)	–		–		–		(0.10)
Total Distributions	(0.31)		(0.48)		(0.48)		(0.57)		(0.79)		(0.87)
REDEMPTION FEES ADDED TO
PAID-IN-CAPITAL (Note 5)	–		–		0.00	(c)	0.00	(c)	0.01		0.00	(c)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.01		(1.52)		0.49		(0.63)		(0.80)		(0.49)
NET ASSET VALUE, END OF PERIOD	$7.10		$7.09		$8.61		$8.12		$8.75		$9.55

TOTAL RETURN(d)	4.56%		(12.51%)		12.20%		(0.46%)		(0.12%)		3.97%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,396		$1,384		$2,480		$2,579		$6,467		$1,292

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.24	%(e)	1.24%		1.33%		1.71%		3.20%		3.83%
Operating expenses including reimbursement/waiver	1.14	%(e)	1.14	%(f)	1.14	%(f)	1.14	%(f)	1.14	%(f)	1.08	%(f)
Net investment income including reimbursement/waiver	8.08	%(e)	5.63%		5.75%		6.98%		8.74%		8.16%

PORTFOLIO TURNOVER RATE(g)	17%		36%		74%		66%		43%		147%

(a)	Calculated using the average shares method.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Class II shares, any amount of such payment not paid during the Fund's fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the years ended September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019, and September 30, 2018, in the amounts of 0.00%, 0.00% 0.00%, 0.00%, and 0.06% of average net assets of Class II shares.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
16	www.ddjcap.com

Polen DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

1.	ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Polen DDJ Opportunistic High Yield Fund (the “Fund”). Prior to April 11, 2022, the Polen DDJ Opportunistic High Yield Fund was known as the DDJ Opportunistic High Yield Fund. The Fund is diversified, and its primary investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation. The Fund currently offers Class I shares, Class II shares and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.	SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

For equity securities and mutual funds that are traded on an exchange, the market price is the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Money market funds, representing short-term investments, are valued at their net assets value ("NAV").

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | March 31, 2023	17

Polen DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Polen DDJ Opportunistic High Yield Fund

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks
Consumer, Cyclical	$–	$841,453	$–		$841,453
Consumer, Non-Cyclical	–	–	254,898		254,898
Materials	–	–	369,147		369,147
Mineral and Precious Stone Mining	–	–	253,188		253,188
Oil & Gas	–	–	725,305		725,305
Technology	65,524	–	–		65,524
Preferred Stock
Consumer, Cyclical	–	379,320	–		379,320
Bank Loans
Basic Materials	–	3,122,250	–		3,122,250
Communications	–	7,985,864	–		7,985,864
Consumer Discretionary	–	7,730,178	–		7,730,178
Consumer, Cyclical	–	5,514,120	–		5,514,120
Consumer, Non-Cyclical	–	65,831,437	721,000		66,552,437
Financials	–	–	583,425		583,425
Industrials	–	12,938,770	–		12,938,770
Technology	–	7,254,675	–		7,254,675
High Yield Bonds and Notes
Basic Materials	–	20,877,937	–		20,877,937
Communications	–	20,462,392	–		20,462,392
Consumer, Cyclical	–	27,475,193	94,250		27,569,443
Consumer, Non-Cyclical	–	19,413,832	211,362		19,625,194
Energy	–	1,053,607	–		1,053,607
Financials	–	26,972,496	–		26,972,496
Industrials	–	35,376,284	92,486		35,468,770
Technology	–	10,365,733	–		10,365,733
Warrants	–	–	–	*	–
Short Term Investments	18,965,709	–	–		18,965,709
Total	$19,031,233	$273,595,541	$3,305,061		$295,931,835

*	Current value is $0

18	www.ddjcap.com

Polen DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Common Stocks	Bank Loans	High Yield Bonds And Notes	Warrants	Total
Balance as of September 30, 2022	$1,440,770	$548,048	$512,392	$–	$2,501,210
Accrued Discount/Premium	–	–	122	–	122
Realized Gain/(Loss)	–	–	–	–	–
Change in Unrealized Appreciation/(Depreciation)	161,768	–	(2,312)	–	159,456
Purchases	–	35,377	2,493	–	37,870
Sales Proceeds	–	–	(114,597)	–	(114,597)
Transfer into Level 3(a)	–	721,000	–	–	721,000
Balance as of March 31, 2023	$1,602,538	$1,304,425	$398,098	$–	$3,305,061
Net change in unrealized appreciation/(depreciation) included in the Statement of Operations attributable to Level 3 investments held at March 31, 2023	$(55,249)	$–	$(2,312)	$–	$(57,561)

(a)	Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.

Information about Level 3 measurements as of March 31, 2023:

Asset Class	Market Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stocks	$1,349,350	Discounted Cash Flow Analysis	Discount Rate	12.40% -17.00%
		Market Analysis	EBITDA Multiple	4.29x - 9.25x
Common Stocks	$253,188	Transaction Analysis	Price per share	$468.00
Bank Loans	$583,425	Transaction Analysis	Price Per Share	$100.00
Bank Loans	$721,000	Yield Analysis	Yield to maturity/worst	22.40%
High Yield Bonds and Notes	$396,736	Yield Analysis	Yield to maturity/worst	12.50% -15.10%
High Yield Bonds and Notes	$1,362	Litigation Trust Settlement Proceeds	Discount rate	15.54%
			Expected recovery probability rate	$1.09 per $100 principal amount of now cancelled
				Unsecured Notes
Warrants	$–	Intrinsic value	Strike price per share	$57.00 - $114.76
			Per share value (fully diluted)	$0.00
	$3,305,061

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Yield to Worst	Increase	Decrease
Discount Rate	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Expected Recovery Rate	Increase	Decrease
Strike Price Per Share	Increase	Decrease

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund in the Trust. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Semi-Annual Report | March 31, 2023	19

Polen DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2023, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2023, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

As of March 31, 2023, the Fund held $111,681,719 or 39.58% of the Fund’s net assets, in loans acquired via assignment.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

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Polen DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

The below securities are restricted from resale as of March 31, 2023:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value
American Tire Distributors, Inc.	Common Stocks	12/21/18	62,534	$254,898
Artic Canadian Diamond Co LTD.	Common Stocks	2/4/2021	–	253,188
CWT Travel Holdings Inc.	Common Stocks	11/16/2021 - 11/19/2021	1,437,037	841,453
Material Sciences Corp.	High Yield Bonds and Notes	7/9/2018 - 6/3/2020	90,224	92,486
Real Alloy Holding, Inc.	Common Stocks	5/31/18	103.329	243,271
Specialty Steel Holdco, Inc.	Common Stocks	11/15/17	133,875	125,876
Specialty Steel Holdco, Inc.	High Yield Bonds and Notes	6/14/21	210,000	210,000
Sportsnet	High Yield Bonds and Notes	12/27/2017	98,500	94,250
Utex Industries, Inc.	Common Stocks	12/3/20	368,394	725,305
Utex Industries Holdings, LLC	Warrant	12/3/2020	–	–
				$2,840,727

Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Portfolio of Investments.

3.	TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The tax character of distributions paid by the Fund for the fiscal years ended September 30 were as follows:

Distributions Paid From:	2022	2021
Ordinary Income	$17,058,464	$11,971,020
Total	$17,058,464	$11,971,020

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2023, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$2,663,647
Gross unrealized depreciation (excess of tax cost over value)	(31,373,276)
Net unrealized depreciation	(28,709,629)
Cost of investments for income tax purposes	$324,641,464

Temporary differences are attributed to wash sales, difference in premium amortization, and defaulted interest on debt securities.

4.	SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2023, were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$69,278,115	$42,828,430

Semi-Annual Report | March 31, 2023	21

Polen DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

5.	BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 1.00% short-term redemption fee deducted from the redemption amount. For the six months ended March 31, 2023, the redemption fees charged by the Fund, if any, are presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Institutional Class
Shares sold	2,966,499	6,587,793
Dividends reinvested	1,509,454	2,035,407
Shares redeemed	(1,234,955)	(614,491)
Net increase in shares outstanding	3,240,998	8,008,709
Class I
Shares sold	50,613	–
Dividends reinvested	710	–
Shares redeemed	(715)	(80,831)
Net increase/(decrease) in shares outstanding	50,608	(80,831)
Class II
Shares sold	2,707	9,398
Dividends reinvested	5,508	10,236
Shares redeemed	(6,829)	(112,277)
Net increase/(decrease) in shares outstanding	1,386	(92,643)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of March 31, 2023, the Fund did not have any shareholder or account that exceeded the 25% ownership threshold for disclosure.

6.	MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Polen Capital Credit, LLC (the "Adviser", formerly known as DDJ Capital Management, LLC), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

On December 2, 2021, DDJ Capital Management, LLC and Polen Capital Management, LLC, (the "Purchaser") entered into an agreement whereby the Purchaser acquired 100% of the equity interests of the Adviser, in which such transaction (the “Transaction”) closed on January 31, 2022 (the “Closing Date”). Subsequently on February 8, 2022, the Adviser was renamed Polen Capital Credit, LLC. The consummation of the Transaction was deemed to result in a change in control of the Adviser for the purpose of the 1940 Act, and under the terms of the 1940 Act, resulted in the automatic termination of the then-current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Terminated Agreement”) on the Closing Date.

On January 24, 2022, in anticipation of the Transaction and related events, the Board of Trustees of the Trust held a meeting to consider and approve an interim investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Interim Agreement”). The Interim Agreement allowed the Adviser to continue to serve as the investment adviser of the Fund for up to 150 days following the Transaction. During such interim period, investment advisory fees earned by the Adviser were paid to an escrow account. On the same date, the Board also approved a new advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Advisory Agreement”) that would take effect if approved by the shareholders of the Fund. On March 22, 2022, the shareholders of the Fund approved the New Advisory Agreement and the Interim Agreement terminated automatically. The New Advisory Agreement allows the Adviser to continue to serve as the investment adviser to the Fund under terms that are the same, in all material respects, to those in the Terminated Agreement, except that while the Terminated Agreement had a two-year initial term, the New Advisory Agreement will have an initial term of one year.

22	www.ddjcap.com

Polen DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

Pursuant to the New Advisory Agreement, the Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The Board may extend the New Advisory Agreement for additional one-year terms. The Board and the shareholders of the Fund may terminate the New Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the New Advisory Agreement upon 60 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses (excluding Distribution and Service (12b-1) Fees, Shareholder Servicing fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 0.79% of the Fund’s average daily net assets of each of the Institutional Class, Class I and Class II shares. The Fee Waiver Agreement is in effect through at least January 31, 2024, and will automatically continue upon approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its management fee or otherwise) only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee and expense was reduced, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the six months ended March 31, 2023, are disclosed in the Statement of Operations.

As of March 31, 2023, the balance of recoupable expenses was as follows:

	Expiring in 2023	Expiring in 2024	Expiring in 2025	Expiring in 2026
Institutional Class	$173,507	$383,598	$271,286	$140,124
Class I	1,322	1,339	166	43
Class II	5,427	5,019	2,008	729

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2023, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Class II shares. The Plan allows the Fund to use Class II assets to pay fees in connection with the distribution and marketing of Class II shares and/or the provision of shareholder services to Class II shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class II shares of the Fund, if any, as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class II shares. Because these fees are paid out of the Fund’s Class II assets, if any, on an ongoing basis, over time they will increase the cost of an investment in the Class II shares, if any, and Class II Plan fees may cost an investor more than other types of sales charges. Plan fees are shown as distribution fees on the Statement of Operations.

Semi-Annual Report | March 31, 2023	23

Polen DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2023 (Unaudited)

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) with respect to the Fund’s Class I and Class II shares. Under the Shareholder Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net assets of the Class I shares and Class II shares, respectively, attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Shareholder Services Plan fees are included with shareholder service fees on the Statement of Operations. The Fund's Class I and Class II Shareholder Services Plan fees are currently accruing at 0.00% and 0.10% of the average daily net asset value of each share class, respectively, on an annual basis.

7.	TRUSTEES AND OFFICERS

As of March 31, 2023, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $14,000, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $3,250. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6 the Fund pays ALPS an annual fee for compliance services.

8.	COMMITMENTS AND CONTINGENCIES

The Fund may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on the good faith judgement of the Adviser, that such bridge facilities will not ever fund. As of March 31, 2023, there were no outstanding bridge facility commitments.

9.	INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

10.	RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 and can be applied through December 31, 2022. FASB has deferred the sunset date to December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

11.	PENDING REORGANIZATION

On February 16, 2023, the Board approved a Plan of Reorganization (the “Plan”) providing for the reorganization of the Fund into the Polen Opportunistic High Yield Fund (the “Successor Fund”), an open-end management investment company and a newly-created series of FundVantage Trust. The Successor Fund has been established solely for the purpose of effecting the Plan and will not commence investment operations until after the Plan is completed. The Adviser will serve as investment adviser to the Successor Fund, which will have the same investment objective and investment strategies of the Fund.

The Plan provides that, subject to approval of the Fund’s shareholders, on July 21, 2023, or such other date as may be agreed upon by all parties, the Fund will transfer all of its assets to the Successor Fund, in exchange for shares of the Successor Fund of equal aggregate net asset value to the Fund’s net assets, and the assumption by the Successor Fund of all of the Fund’s liabilities. For federal income tax purposes, the Plan is expected to qualify as a tax-free reorganization under Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended, and, thus, no gain or loss will be recognized by the Fund, the Fund’s shareholders, or the Successor Fund as a direct result of the Plan.

24	www.ddjcap.com

Polen DDJ Opportunistic High Yield Fund	Notes to Financial Statements
March 31, 2023 (Unaudited)

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2023	25

Polen DDJ Opportunistic High Yield Fund	Disclosure Regarding Renewal and Approval of Fund Advisory Agreement
March 31, 2023 (Unaudited)

On February 16, 2023, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Polen Agreement”) between the Trust and Polen Capital Credit, LLC (“Polen”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In anticipation of and as part of the process to consider renewal of the Polen Agreement, legal counsel to the Trust requested certain information from Polen. In response to these requests, the Trustees received reports from Polen that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel a memorandum regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Polen and discussed the services of the firm provided pursuant to the Polen Agreement, as well as the information provided by Polen. During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Polen Agreement.

In evaluating Polen and the fees charged under the Polen Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Polen Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Polen DDJ Opportunistic High Yield Fund (“Polen Fund”) under the Polen Agreement. The Trustees reviewed information supplied by Polen including its Form ADV, SOC 1 Report, and Information Security Policy. The Trustees reviewed and considered Polen’s history as an asset manager and its experience managing high yield assets. The Trustees also reviewed the research and decision-making processes utilized by Polen, including the methods adopted to seek to achieve the Fund’s investment objective in a manner consistent with the Fund’s policies and restrictions. The Trustees considered the background and experience of Polen’s personnel, including the qualifications, background and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Polen Fund. They discussed the extent of the resources devoted to research and analysis of actual and potential investments, as well as the firm’s internal legal team that evaluates the structural aspects of the Polen Fund’s investments. They considered the Trust’s experience with Polen, including Polen’s responsiveness to the officers of the Trust. The Trustees also considered Polen’s focus on compliance both at the firm level and with respect to the Polen Fund. Finally, the Trustees considered the pending proposal from Polen to reorganize the Polen Fund out of the Trust. The Trustees concluded that Polen had provided quality advisory services to the Polen Fund, and that the nature and extent of those services were consistent with the Polen Agreement.

Investment Advisory Fee Rate and Total Net Expense Ratio: The Trustees reviewed and considered the contractual advisory fee paid by the Polen Fund to Polen of 0.70% of the Fund’s daily average net assets, in light of the nature, extent and quality of the advisory services provided by Polen to the Polen Fund. The Trustees considered the information comparing the Polen Fund’s contractual advisory fee and overall Fund expenses with those of funds in the peer group provided by an independent provider of investment company data (the "Data Provider"). The Trustees noted that for all classes of the Polen Fund, the Data Provider peer group consisted of the Polen Fund and 14 other high yield bond funds identified by the Data Provider.

The Trustees noted that Polen’s contractual advisory fee of 0.70% was above the Data Provider peer group median for all classes. The Trustees also noted that the Polen Fund’s Class I and Institutional Class total net expense of 0.79% (after fee waiver and expense reimbursement) were respectively lower than and the same as the Data Provider peer group median, while the Polen Fund’s Class II total net expense of 1.14% was higher than the peer group median. The Trustees discussed the extensive research efforts of Polen to source investment opportunities for the Fund, focusing on bottom-up, fundamental analysis, with internal analysts assigned to specific sectors, and its ongoing efforts to monitor investments in the Fund’s portfolio, and concluded that the advisory fee was not unreasonable.

Comparable Accounts: The Trustees considered the advisory fees charged by Polen to Polen’s client accounts that employ a comparable strategy to the Fund, noting they were generally lower than the advisory fee charged to the Fund, and considered Polen’s rationale for the differences.

Performance: The Trustees reviewed performance information for the Polen Fund’s Class I, Class II and Institutional Class shares for the 3-month, 1-year, 3-year and 5-year and since inception (July 16, 2015) periods ended November 30, 2022. The review included a comparison of the Polen Fund’s performance to the performance of a peer group of comparable funds, as identified by a third-party data provider. The Trustees noted that the Polen Fund had underperformed its peer group median for each such period. The Trustees also noted the impact of the Polen Fund’s underperformance in 2022, and Q4 2022 in particular, on the Polen Fund’s overall performance in the other time periods. The Trustees also noted Polen’s observation that the Fund’s recent performance had produced favorable returns and had started to correct the Fund’s underperformance of 2022. The Trustees concluded that the Polen Fund’s performance was acceptable.

26	www.ddjcap.com

Polen DDJ Opportunistic High Yield Fund	Disclosure Regarding Renewal and Approval of Fund Advisory Agreement
March 31, 2023 (Unaudited)

The Adviser’s Profitability: The Trustees received and considered a profitability analysis prepared by Polen based on the fees paid (and to be paid) under the Polen Agreement. The Trustees noted that, based on the information provided, Polen had earned a profit (before distribution related expenses), from managing the Polen Fund in 2022. The Trustees then reviewed and discussed Polen’s financial statements to consider the financial condition and stability of Polen. The Trustees concluded that the profits realized were not excessive.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Polen Fund would be passed along to the shareholders under the Polen Agreement. The Board agreed that material economies of scale were not anticipated to be achieved at projected Polen Fund asset levels in the near term.

Other Benefits to the Adviser: The Trustees reviewed and considered any incidental benefits derived or to be derived by Polen from its relationship with the Polen Fund. They noted that, because the Polen Fund was pursuing an investment strategy that is primarily fixed income, rather than equity, soft dollars were not a material consideration.

Based on the Trustees’ deliberations and their evaluation of the information provided, the Trustees, including a majority of the Independent Trustees, concluded that renewal of the Polen Agreement was in the best interests of the Polen Fund and its shareholders.

Semi-Annual Report | March 31, 2023	27

Polen DDJ Opportunistic High Yield Fund	Additional Information
March 31, 2023 (Unaudited)

1.	PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-844-363-4898 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-844-363-4898 or (ii) on the SEC’s website at http://www.sec.gov.

2.	PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-781-283-8500 or by writing to Polen Capital Credit, LLC at 1075 Main Street, Suite 320, Waltham, MA 02

28	www.ddjcap.com

This material must be preceded or accompanied by a prospectus.

The DDJ Opportunistic High Yield Fund is distributed by ALPS Distributors, Inc

SCA

SEVEN CANYONS ADVISORS

SEMI-ANNUAL REPORT | 3.31.23

SEVEN CANYONS STRATEGIC GLOBAL FUND

SEVEN CANYONS WORLD INNOVATORS FUND

Shareholder Letter	1
Portfolio Update
Seven Canyons Strategic Global Fund	3
Seven Canyons World Innovators Fund	5
Disclosure of Fund Expenses	7
Portfolios of Investments
Seven Canyons Strategic Global Fund	9
Seven Canyons World Innovators Fund	15
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets
Seven Canyons Strategic Global Fund	25
Seven Canyons World Innovators Fund	26
Financial Highlights	28
Notes to Financial Statements	34
Additional Information	47
Disclosure Regarding Renewal and Approval of Fund Advisory Agreement	48

Seven Canyons Advisors	Shareholder Letter

March 31, 2023 (Unaudited)

Dear Fellow Shareholders,

In the past, we have highlighted unique world events that impacted global public-equity markets. Given the circumstances, this narrative was both unsurprising and beneficial. We all needed to process the events and understand the repercussions they would have on your investments. Of course, most of our response happens well before putting the proverbial pen to paper, but these client communications give us an opportunity to run our own set of checks and balances, making sure that our messaging accurately reflects our actions and verifying that our actions accurately reflect our philosophy. This is a healthy part of our process. We hope that as our investors read these messages, they will have an increased understanding that will help reassure them of the benefits of choosing to invest with us despite the turbulence of the times. Because it appears that turbulent times are here to stay. If this is the case, then we believe that what emerges as most critical is not that we measure just how “unprecedented” the times are, but that we identify some reliable precedents for how to best respond. And what response has proven sound? We’ve said it before and we’ll say it again: screen for small undiscovered companies where valuations are low and visibility is high, then use bottom-up, deep due-diligence to pan for winners.

We feel these thoughts contain the key analysis that we want our investors to understand and remember.

* * * * * * * * * * * * *

The art of our business is seeing the forest through the trees. We see challenging times ahead with broad economic growth difficult to come by. Nevertheless, we believe there are plenty of companies that will still show solid growth through the current environment, so attention to valuation will prevent blindly overpaying for growth. Through the first quarter, we saw cracks in the expensive growth stocks that drove much of the market rebound over the past six months. Despite their high quality, valuations are beginning to be challenged as the pace of future growth comes into question. As always, we seek-out undiscovered GARPy companies with earnings as-close-to-certain as possible, and valuations that make sense relative to the type of business and company prospects. Fortunately we hold and continue to find many companies that we believe fit into this bucket. With the belief that earnings drive stock prices, we expect that our style of investing will be rewarded.

The rationale behind our overly US-centric market overview of late is driven by our homelands’ impact on the global investment cycle. As of March 31, 2023, all developed economies have extremely tight monetary conditions relative to the same period last year. And while we have become accustomed to dividing the investment world into developed and emerging markets – with technical definitions used by index providers to classify a country as “developed” or “emerging” – the reality is that the lines between developed and emerging markets are getting more and more blurred every year. Seeing images of protestors in France burning down buildings, or the indictment of a former US president, makes one wonder if the US and France are really more developed than Taiwan or Korea, where political transitions are peaceful and over half of the world’s semiconductors are produced. We think the current developed vs emerging dichotomy is heavily outdated and is less relevant. In addition, if we look at balance sheets we think it becomes very apparent that the emerging world looks more developed than the overleveraged and anemic economies of the developed world. Inflation in Mexico is now lower than inflation in the US and the UK, and the Mexican peso has been more stable than the euro or the yen. So, while we pontificate the direction of US interest rates and economy, in our view, the reality is that markets classified as emerging are in reasonably good shape from both a balance sheet and internal demand perspective. Of course there are different economic vectors depending on where you look: China is in its perpetual black box, Mexico is benefitting from a surge in nearshoring manufacturing demand, India is seeing accelerating capital formation, Poland remains Europe’s back office, and Korea is an innovation hub for medical and dental devices. This long-winded view of the world is punctuated by our underweighting of the US and DM’s in general, in both funds. Yet with the task of managing your money, we must take into account both the long and short term. The best way we’ve found to do this is to acknowledge the macro backdrop and expected capital flows, and then get back to finding businesses that we believe will thrive through the current, and hopefully any, macro environment. Exiting the period, there is downward pressure on growth, and we remain confident that the companies that are able to grow through the pressure will be rewarded. As always, we are grateful for your trust.

Semi-Annual Report | March 31, 2023	1

Seven Canyons Advisors	Shareholder Letter

March 31, 2023 (Unaudited)

Sincerely,

The Seven Canyons Team

This letter is for informational purposes only and does not constitute investment advice or a recommendation of any particular security, strategy, or investment product. The expressed views and opinions presented are for informational purposes only, are based on current market conditions, and are subject to change without notice. Although information and statistics contained herein have been obtained from sources believed to be reliable and are accurate to the best of our knowledge, Seven Canyons Advisors cannot and does not guarantee the accuracy, validity, timeliness, or completeness of such information and statistics made available to you for any particular purpose. Past performance is not indicative of future results.

All investing involves risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, and differences in financial reporting standards and securities market regulation. Investing in small and micro-cap funds will be more volatile and loss of principal could be greater than investing in large cap or more diversified funds.

An investor should consider investment objectives, risks, charges, and expenses carefully before investing. To obtain a Prospectus, which contains this and other information, visit our website at www.sevencanyonsadvisors.com or call us at 1-801-349-2718. Read the prospectus carefully before investing.

© 2022 Seven Canyons. All rights reserved. Seven Canyons Funds are distributed by ALPS Distributors, Inc. (ADI).

2	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund	Portfolio Update

March 31, 2023 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment

(March 31, 2013 through March 31, 2023)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Investor Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of fees or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2023)

	1 Year	5 Year	10 Year	Since Inception*
Seven Canyons Strategic Global Fund - Investor Class	-4.40%	5.00%	6.24%	6.20%
MSCI ACWI Small Cap Index(a)	-9.57%	4.21%	7.15%	6.50%
Bloomberg US Aggregate Bond Index(b)	-4.78%	0.91%	1.36%	3.16%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 722-6966 or by visiting www.sevencanyonsadvisors.com.

*	The Fund commenced operations on February 1, 2006. Prior to January 28, 2022, the Strategic Global Fund was known as the Seven Canyons Strategic Income Fund. The Predecessor Fund, Wasatch Strategic Income Fund, managed by Wasatch Advisors, Inc., was reorganized into the Seven Canyons Strategic Income Fund on September 10, 2018. Seven Canyons Advisors, LLC has been the Fund’s investment adviser since September 10, 2018. Fund performance prior to September 10, 2018 is reflective of the past performance of the Predecessor Fund.

(a)	The MSCI All Country World Index (ACWI) Small Cap Index is designed to provide a broad measure of small capitalization equity-market performance throughout the world. The MSCI ACWI Small Cap Index is maintained by Morgan Stanley Capital International (MSCI) and is comprised of stocks from 23 developed countries and 24 emerging markets.

Semi-Annual Report | March 31, 2023	3

Seven Canyons Strategic Global Fund	Portfolio Update

March 31, 2023 (Unaudited)

(b)	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is not actively managed and does not reflect any deductions for fees, expenses or taxes.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Investor Class (as reported in the January 27, 2023 Prospectus) is 1.50% and 1.43%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2024.

Top Ten Equity Holdings (as a % of Net Assets)*

iEnergizer, Ltd.	6.90%
Richardson Electronics, Ltd./United States	4.34%
Sirca Paints India, Ltd.	3.69%
Appier Group, Inc.	3.24%
Linical Co., Ltd.	3.05%
Eo Technics Co., Ltd.	2.38%
Datamatics Global Services, Ltd.	2.35%
Arman Financial Services, Ltd.	2.28%
Corporativo Fragua SAB de CV	2.22%
PolyPeptide Group AG	2.22%
Top Ten Holdings	32.67%

Sector Allocation (as a % of Net Assets)*

Information Technology	23.40%
Industrials	21.71%
Health Care	16.14%
Consumer Discretionary	12.91%
Financials	10.06%
Consumer Staples	3.60%
Energy	2.27%
Materials	1.72%
Communication Services	1.27%
Real Estate	0.39%
Cash	6.53%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

4	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio Update

March 31, 2023 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment

(March 31, 2013 through March 31, 2023)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Investor Class. Due to differing expenses, performance of the Institutional Class will vary. Past performance does not guarantee future results. Returns do not reflect the deduction of fees, sales charges, or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2023)

	1 Year	5 Year	10 Year	Since Inception*
Seven Canyons World Innovators Fund - Investor Class	-18.18%	0.65%	6.09%	6.78%
Seven Canyons World Innovators Fund - Institutional Class	-18.07%	0.86%	6.26%	6.85%
MSCI ACWI ex USA Small Cap Index - NR(a)	-10.37%	1.72%	5.06%	7.42%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 722-6966 or by visiting www.sevencanyonsadvisors.com.

*	Seven Canyons World Innovators Fund – Investor Class has an inception date of December 19, 2000. Seven Canyons World Innovators Fund – Institutional Class has an inception date of February 1, 2016. Performance for the Institutional Class prior to February 1, 2016 is based on the performance of the Investor Class. Performance of the Fund’s Institutional Class prior to February 1, 2016 uses the actual expenses of the Fund’s Investor Class without any adjustments. For any such period of time, the performance of the Fund’s Institutional Class would have been substantially similar to, yet higher than, the performance of the Fund’s Investor Class, because the shares of both classes are invested in the same portfolio of securities, but the classes bear different expenses. The Predecessor Fund, Wasatch World Innovators Fund, managed by Wasatch Advisors, Inc., was reorganized into the Seven Canyons World Innovators Fund on September 10, 2018. Seven Canyons Advisors, LLC has been the Fund’s investment adviser since September 10, 2018. Fund performance prior to September 10, 2018 is reflective of the past performance of the Predecessor Fund.

Semi-Annual Report | March 31, 2023	5

Seven Canyons World Innovators Fund	Portfolio Update

March 31, 2023 (Unaudited)

(a)	The MSCI All Country World Index (ACWI) ex USA Small Cap Index captures small cap representation across 22 of 23 developed markets countries (excluding the U.S.) and 26 emerging markets countries.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement for the Fund’s Investor Class and Institutional Class shares (as reported in the January 27, 2023 Prospectus) are 1.96% and 1.77% and 1.96% and 1.57%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2024.

Top Ten Equity Holdings (as a % of Net Assets)*

iEnergizer, Ltd.	4.50%
JDC Group AG	3.54%
Appier Group, Inc.	3.21%
Kaonavi, Inc.	3.10%
TGS ASA	2.71%
Linical Co., Ltd.	2.69%
PolyPeptide Group AG	2.53%
Eo Technics Co., Ltd.	2.49%
Schoeller-Bleckmann Oilfield Equipment AG	2.45%
My EG Services Bhd	2.29%
Top Ten Holdings	29.51%

Sector Allocation (as a % of Net Assets)*

Information Technology	25.24%
Health Care	20.10%
Industrials	14.57%
Financials	12.26%
Consumer Discretionary	9.57%
Energy	5.16%
Communication Services	3.10%
Consumer Staples	1.95%
Materials	1.87%
Cash	6.18%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

6	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Disclosure of Fund Expenses

March 31, 2023 (Unaudited)

Example. As a shareholder of the Seven Canyons Strategic Global Fund or Seven Canyons World Innovators Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2022 and held through March 31, 2023.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2022 – March 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2023	7

Seven Canyons Advisors	Disclosure of Fund Expenses

March 31, 2023 (Unaudited)

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expense Ratio(a)	Expenses Paid During Period October 1, 2022 - March 31, 2023(b)
Seven Canyons Strategic Global Fund
Investor Class
Actual	$1,000.00	$1,227.10	1.10%	$6.11
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	1.10%	$5.54
Seven Canyons World Innovators Fund
Investor Class
Actual	$1,000.00	$1,275.80	1.75%	$9.93
Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	1.75%	$8.80
Institutional Class
Actual	$1,000.00	$1,276.80	1.55%	$8.80
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	1.55%	$7.80

(a)	Each Class's expense ratios have been annualized based on the Class's most recent fiscal half-year expenses after any applicable waivers and reimbursements.

(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

8	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund	Portfolio of Investments

March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.47%)
Agricultural Products & Services (1.05%)
Winfarm SAS(a)	11,630	$264,869

Airport Services (1.83%)
Grupo Aeroportuario del Centro Norte SAB de CV	41,300	461,222

Apparel Retail (0.64%)
City Chic Collective, Ltd.(a)	446,600	162,187

Application Software (10.35%)
Appier Group, Inc.(a)	63,800	818,251
Atoss Software AG	900	162,743
Cliq Digital AG	11,400	362,108
Dropsuite, Ltd.(a)	928,100	130,282
Five9, Inc.(a)	5,900	426,511
Hyundai Ezwel Co., Ltd.	80,900	430,538
SmartCraft ASA(a)	146,839	284,006
Total Application Software		2,614,439

Automotive Parts & Equipment (0.48%)
hGears AG(a)	20,000	122,332

Automotive Retail (0.43%)
Halfords Group PLC	50,600	109,110

Biotechnology (0.69%)
Chengdu Kanghua Biological Products Co., Ltd.	13,000	175,130

Broadline Retail (1.51%)
Mitra Adiperkasa Tbk PT(a)	3,771,500	380,372

Cargo Ground Transportation (1.07%)
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA(a)	102,800	270,363

Commercial & Residential Mortgage Finance (0.48%)
Security National Financial Corp.(a)	19,400	120,474

Consumer Finance (4.77%)
Arman Financial Services Ltd Private Placement CCD(a)(b)(c)(d)	14,634	229,658

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	9

Seven Canyons Strategic Global Fund	Portfolio of Investments

March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
Consumer Finance (continued)
Arman Financial Services, Ltd.(a)	35,501	$575,570
Kaspi.KZ JSC, GDR(e)	5,300	400,150
Total Consumer Finance		1,205,378

Data Processing & Outsourced Services (9.25%)
Datamatics Global Services, Ltd.	171,300	594,906
iEnergizer, Ltd.	433,489	1,743,282
Total Data Processing & Outsourced Services		2,338,188

Distributors (5.72%)
Inter Cars SA	3,884	511,088
Sirca Paints India, Ltd.(e)(f)	118,856	933,048
Total Distributors		1,444,136

Diversified Support Services (2.16%)
Prestige International, Inc.	121,000	546,396

Drug Retail (2.55%)
Corporativo Fragua SAB de CV	21,100	562,042
Shop Apotheke Europe NV(a)(e)(f)	900	81,439
Total Drug Retail		643,481

Electronic Components (0.73%)
M3 Technology, Inc.	35,000	183,782

Electronic Equipment & Instruments (1.47%)
SDI Group PLC(a)	118,100	255,744
VIGO PHOTONICS SA(a)	900	114,705
Total Electronic Equipment & Instruments		370,449

Environmental & Facilities Services (0.92%)
Antony Waste Handling Cell, Ltd.(a)(e)(f)	77,000	232,843

Health Care Distributors (1.52%)
Ci Medical Co., Ltd.	10,200	384,753

Health Care Equipment (5.80%)
Dentium Co., Ltd.	3,700	398,531
Inmode, Ltd.(a)	3,100	99,076
Ray Co. Ltd/KR(a)	18,600	486,913
Semler Scientific, Inc.(a)	17,900	479,720
Total Health Care Equipment		1,464,240

See Notes to Financial Statements.

10	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund	Portfolio of Investments

March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
Health Care Facilities (0.20%)
M1 Kliniken AG(a)	6,700	$51,309

Health Care Supplies (1.08%)
Riverstone Holdings, Ltd.	605,600	273,703

Health Care Technology (0.68%)
Mental Health Technologies Co., Ltd.(a)	19,200	171,126

Home Improvement Retail (2.27%)
Koukandekirukun, Inc.(a)	9,200	253,740
Victorian Plumbing Group PLC	326,700	319,591
Total Home Improvement Retail		573,331

Human Resource & Employment Services (0.85%)
Veteranpoolen AB, Class B	65,139	214,327

Industrial Machinery & Supplies & Components (0.52%)
Norma Group SE	5,519	130,424

Integrated Telecommunication Services (0.23%)
Ooma, Inc.(a)	4,700	58,797

Interactive Media & Services (1.04%)
Wirtualna Polska Holding SA(e)	11,208	262,688

Internet Services & Infrastructure (0.73%)
E-Guardian, Inc.	10,600	184,463

Investment Banking & Brokerage (4.07%)
flatexDEGIRO AG(a)	43,600	376,902
JDC Group AG(a)	14,400	290,516
M&A Capital Partners Co., Ltd.(a)	12,900	361,983
Total Investment Banking & Brokerage		1,029,401

IT Consulting & Other Services (1.00%)
Oro Co., Ltd.	15,800	252,866

Leisure Products (0.76%)
Harvia Oyj	8,100	193,024

Life Sciences Tools & Services (6.17%)
Ergomed PLC(a)	18,100	226,862
Linical Co., Ltd.	146,400	770,952

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	11

Seven Canyons Strategic Global Fund	Portfolio of Investments

March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
Life Sciences Tools & Services (continued)
PolyPeptide Group AG(a)(e)(f)	27,600	$560,051
Total Life Sciences Tools & Services		1,557,865

Oil & Gas Equipment & Services (0.97%)
Schoeller-Bleckmann Oilfield Equipment AG	3,795	244,597

Oil & Gas Exploration & Production (1.30%)
Parex Resources, Inc.	17,700	329,247

Passenger Airlines (1.12%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	22,700	282,388

Real Estate Operating Companies (0.39%)
Yuexiu Services Group, Ltd.	204,500	99,373

Research & Consulting Services (2.15%)
My EG Services Bhd	3,131,000	544,353

Security & Alarm Services (0.55%)
Blackline Safety Corp.(a)	81,600	139,472

Semiconductor Materials & Equipment (2.38%)
Eo Technics Co., Ltd.	8,700	600,535

Semiconductors (2.41%)
Everspin Technologies, Inc.(a)	39,000	265,590
Silergy Corp.	21,600	342,934
Total Semiconductors		608,524

Specialized Consumer Services (1.10%)
Perfect Medical Health Management, Ltd.	550,632	276,845

Specialty Chemicals (1.72%)
Chongqing Zaisheng Technology Corp., Ltd., Class A	267,540	204,408
Shanghai Yongguan Adhesive Products Corp., Ltd.	73,000	230,404
Total Specialty Chemicals		434,812

Technology Distributors (4.34%)
Richardson Electronics, Ltd./United States	49,100	1,095,912

See Notes to Financial Statements.

12	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund	Portfolio of Investments

March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
Trading Companies & Distributors (1.28%)
Rush Enterprises, Inc., Class A	3,400	$185,640
Thermador Groupe	1,300	138,364
Total Trading Companies & Distributors		324,004

Transaction & Payment Processing Services (0.74%)
Boku, Inc.(a)(e)(f)	110,500	186,747

TOTAL COMMON STOCKS
(Cost $21,957,494)		23,614,277

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (5.52%)

State Street Institutional US Government Money Market Fund, Investor Class	4.594%	1,395,095	$1,395,095
			1,395,095
TOTAL SHORT TERM INVESTMENT
(Cost $1,395,095)			1,395,095

TOTAL INVESTMENTS (98.99%)
(Cost $23,352,589)			$25,009,372

OTHER ASSETS IN EXCESS OF LIABILITIES (1.01%)			255,007

NET ASSETS (100.00%)			$25,264,379

(a)	Non-income producing security.

(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(c)	Security deemed to be restricted as of March 31, 2023. As of March 31, 2023, the fair value of restricted securities in the aggregate was $229,658, representing 0.91% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(d)	Security deemed to be illiquid under the procedures approved by the Fund's Board of Trustees. As of March 31, 2023, the fair value of illiquid securities in the aggregate was $229,658, representing 0.91% of the Fund's net assets.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	13

Seven Canyons Strategic Global Fund	Portfolio of Investments

March 31, 2023 (Unaudited)

(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2023, the fair value of those securities was $2,949,364 representing 11.67% of net assets.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the fair value of securities restricted under Rule 144A in the aggregate was $1,994,128, representing 7.89% of net assets.

At March 31, 2023, Seven Canyons Strategic Global Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	1.2
Austria	1.0
Brazil	1.1
Canada	1.9
China	4.2
Finland	0.8
France	1.6
Germany	6.0
Great Britain	3.6
Hong Kong	1.1
India	17.2
Indonesia	1.5
Israel	0.4
Japan	15
Kazakhstan	1.6
Malaysia	2.2
Mexico	5.2
Netherlands	0.3
Norway	1.1
Poland	3.6
Singapore	1.1
South Korea	7.7
Sweden	0.9
Switzerland	2.2
Taiwan	0.7
United States	16.9
100.0

See Notes to Financial Statements.

14	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.82%)
Agricultural Products & Services (1.59%)
Winfarm SAS(a)	73,368	$1,670,927

Airport Services (2.26%)
Grupo Aeroportuario del Centro Norte SAB de CV	212,900	2,377,580

Apparel Retail (0.68%)
City Chic Collective, Ltd.(a)	1,978,800	718,618

Application Software (18.09%)
Appier Group, Inc.(a)	263,200	3,375,607
Atoss Software AG	4,200	759,469
Bigtincan Holdings, Ltd.(a)	1,546,800	411,248
Cliq Digital AG	47,000	1,492,902
Dropsuite, Ltd.(a)	5,491,200	770,823
Freee KK(a)	71,500	1,842,120
Kaonavi, Inc.(a)	169,500	3,260,119
Onesoft Solutions, Inc.	1,606,700	517,140
QT Group Oyj(a)	30,650	2,240,675
Route Mobile, Ltd.(a)	112,800	1,881,010
Skyfii, Ltd.(a)	14,497,184	688,035
SmartCraft ASA(a)	933,861	1,806,213
Total Application Software		19,045,361

Asset Management & Custody Banks (0.74%)
Pensionbee Group PLC(a)	662,183	776,021

Automotive Parts & Equipment (0.75%)
hGears AG(a)	128,663	786,981

Automotive Retail (0.22%)
Halfords Group PLC	106,141	228,874

Biotechnology (2.04%)
Abcam PLC, ADR(a)	102,700	1,382,342
Chengdu Kanghua Biological Products Co., Ltd.	56,950	767,204
Total Biotechnology		2,149,546

Broadline Retail (1.55%)
Mitra Adiperkasa Tbk PT(a)	16,179,400	1,631,760

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	15

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
Cargo Ground Transportation (1.62%)
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA(a)	649,900	$1,709,234

Consumer Finance (3.07%)
Arman Financial Services, Ltd. Private Placement CCD(a)(b)(c)(d)	75,609	1,186,569
Kaspi.KZ JSC, GDR(e)	27,100	2,046,050
Total Consumer Finance		3,232,619

Data Processing & Outsourced Services (4.50%)
iEnergizer, Ltd.	1,176,800	4,732,518

Distributors (0.83%)
Inter Cars SA	6,650	875,061

Diversified Support Services (0.93%)
Prestige International, Inc.	216,600	978,095

Drug Retail (0.36%)
Shop Apotheke Europe NV(a)(e)(f)	4,200	380,049

Electrical Components & Equipment (0.48%)
Arcure SA(a)(d)	178,198	502,467

Electronic Equipment & Instruments (1.85%)
Catapult Group International, Ltd.(a)	1,293,400	576,856
SDI Group PLC(a)	632,900	1,370,536
Total Electronic Equipment & Instruments		1,947,392

Health Care Distributors (1.99%)
Ci Medical Co., Ltd.	55,400	2,089,735

Health Care Equipment (4.90%)
Dentium Co., Ltd.	15,150	1,631,822
Jeisys Medical, Inc.(a)	213,500	1,421,560
Ray Co. Ltd/KR(a)	54,500	1,426,708
Surgical Science Sweden AB(a)	41,425	673,947
Total Health Care Equipment		5,154,037

Health Care Facilities (0.20%)
M1 Kliniken AG(a)	28,000	214,425

See Notes to Financial Statements.

16	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
Health Care Technology (2.03%)
Cogstate, Ltd.(a)	1,408,412	$1,416,885
Mental Health Technologies Co., Ltd.(a)	80,800	720,153
Total Health Care Technology		2,137,038

Home Improvement Retail (2.30%)
Koukandekirukun, Inc.(a)	27,000	744,672
Victorian Plumbing Group PLC	1,714,900	1,677,583
Total Home Improvement Retail		2,422,255

Hotels, Resorts & Cruise Lines (1.04%)
Trainline PLC(a)(e)(f)	356,800	1,095,083

Industrial Machinery & Supplies & Components (0.46%)
Norma Group SE	20,521	484,948

Interactive Media & Services (1.38%)
Trustpilot Group PLC(a)(e)(f)	1,329,200	1,450,481

Internet Services & Infrastructure (0.78%)
E-Guardian, Inc.	47,000	817,901

Investment Banking & Brokerage (6.92%)
flatexDEGIRO AG(a)	217,200	1,877,593
JDC Group AG(a)	184,614	3,724,540
M&A Capital Partners Co., Ltd.(a)	59,800	1,678,030
Total Investment Banking & Brokerage		7,280,163

IT Consulting & Other Services (0.75%)
Oro Co., Ltd.	49,300	789,007

Leisure Products (1.03%)
Harvia Oyj	45,500	1,084,271

Life Sciences Tools & Services (8.03%)
Ergomed PLC(a)	163,000	2,043,009
Frontage Holdings Corp.(a)(e)(f)	3,016,000	908,999
Linical Co., Ltd.	537,900	2,832,618
PolyPeptide Group AG(a)(e)(f)	131,400	2,666,330
Total Life Sciences Tools & Services		8,450,956

Movies & Entertainment (1.72%)
CTS Eventim AG & Co. KGaA	17,100	1,069,026

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	17

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
Movies & Entertainment (continued)
Thunderbird Entertainment Group, Inc.(a)	298,700	$740,396
Total Movies & Entertainment		1,809,422

Oil & Gas Equipment & Services (5.16%)
Schoeller-Bleckmann Oilfield Equipment AG	39,991	2,577,520
TGS ASA	158,400	2,850,267
Total Oil & Gas Equipment & Services		5,427,787

Other Specialty Retail (0.75%)
Creema, Ltd.(a)	60,500	236,784
Pet Center Comercio e Participacoes SA	447,762	550,377
Total Other Specialty Retail		787,161

Passenger Airlines (1.15%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	97,500	1,212,900

Pharmaceuticals (0.92%)
JCR Pharmaceuticals Co., Ltd.	90,000	964,517

Research & Consulting Services (2.28%)
My EG Services Bhd	13,835,700	2,405,462

Security & Alarm Services (0.89%)
Blackline Safety Corp.(a)	546,500	934,084

Semiconductor Materials & Equipment (2.49%)
Eo Technics Co., Ltd.	38,000	2,623,028

Semiconductors (1.27%)
Silergy Corp.	77,200	1,225,673
X-Fab Silicon Foundries SE(a)(e)(f)	12,300	116,148
Total Semiconductors		1,341,821

Specialized Consumer Services (0.42%)
Auction Technology Group PLC(a)	58,600	443,852

Specialty Chemicals (1.87%)
Chongqing Zaisheng Technology Corp., Ltd., Class A	1,300,000	993,236

See Notes to Financial Statements.

18	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2023 (Unaudited)

	Shares	Value (Note 2)
Specialty Chemicals (continued)
Shanghai Yongguan Adhesive Products Corp., Ltd.	310,000	$978,429
Total Specialty Chemicals		1,971,665

Transaction & Payment Processing Services (1.53%)
Boku, Inc.(a)(e)(f)	955,354	1,614,570

TOTAL COMMON STOCKS
(Cost $103,442,531)		98,749,672

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (8.66%)

State Street Institutional US Government Money Market Fund, Investor Class	4.594%	9,113,644	$9,113,644
			9,113,644
TOTAL SHORT TERM INVESTMENT
(Cost $9,113,644)			9,113,644

TOTAL INVESTMENTS (102.48%)
(Cost $112,556,175)			$107,863,316

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.48%)			(2,612,712)

NET ASSETS (100.00%)			$105,250,604

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(c)	Security deemed to be restricted as of March 31, 2023. As of March 31, 2023, the fair value of restricted securities in the aggregate was $1,186,569, representing 1.13% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(d)	Security deemed to be illiquid under the procedures approved by the Fund's Board of Trustees. As of March 31, 2023, the fair value of illiquid securities in the aggregate was $1,689,036, representing 1.60% of the Fund's net assets.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	19

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2023 (Unaudited)

(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2023, the fair value of those securities was $11,361,982 representing 10.80% of net assets.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the fair value of securities restricted under Rule 144A in the aggregate was $8,231,660, representing 7.82% of net assets.

At March 31, 2023, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	4.2
Austria	2.4
Belgium	0.1
Brazil	2.1
Canada	2.0
China	3.7
Finland	3.1
France	2.0
Germany	9.7
Great Britain	9.7
India	7.2
Indonesia	1.5
Japan	18.8
Kazakhstan	1.9
Malaysia	2.2
Mexico	3.3
Netherlands	0.4
Norway	4.3
Poland	0.8
South Korea	6.6
Sweden	0.6
Switzerland	2.5
United States	10.8
100.0

See Notes to Financial Statements.

20	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Statements of Assets and Liabilities

March 31, 2023 (Unaudited)

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
ASSETS:
Investments, at value (Cost $23,352,589 and $112,556,176)	$25,009,372	$107,863,316
Foreign currency, at value (Cost $519,125 and $95,630, respectively)	504,610	94,476
Receivable for investments sold	224,524	2,200,120
Receivable for shares sold	38,382	13,303
Dividends and interest receivable	29,279	103,946
Other assets	29,921	31,734
Total Assets	25,836,088	110,306,895

LIABILITIES:
Payable for administration and transfer agent fees	36,608	157,095
Payable for investments purchased	466,977	4,546,211
Payable for shares redeemed	1,563	82,082
Payable to adviser	15,489	128,415
Payable for printing fees	1,429	15,686
Payable for professional fees	13,245	34,007
Payable for trustees' fees and expenses	1,188	7,800
Payable to Chief Compliance Officer fees	1,474	24,302
Accrued expenses and other liabilities	33,737	60,693
Total Liabilities	571,710	5,056,291
NET ASSETS	$25,264,378	$105,250,604

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$26,345,668	$172,562,084
Total distributable earnings	(1,081,290)	(67,311,480)
NET ASSETS	$25,264,378	$105,250,604

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	21

Seven Canyons Advisors	Statements of Assets and Liabilities

March 31, 2023 (Unaudited)

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$11.00	$13.23
Net Assets	$25,264,378	$71,126,745
Shares of beneficial interest outstanding	2,296,497	5,376,719
Institutional Class:
Net Asset Value, offering and redemption price per share	N/A	$13.56
Net Assets	N/A	$34,123,859
Shares of beneficial interest outstanding	N/A	2,515,839

See Notes to Financial Statements.

22	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Statements of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
INVESTMENT INCOME:
Dividends from unaffiliated issuers	$208,876	$589,696
Foreign taxes withheld	(5,150)	(25,226)
Total Investment Income	203,726	564,470

EXPENSES:
Investment advisory fees (Note 6)	84,503	772,651
Administration fees	18,710	112,628
Custody fees	13,691	(151,001)
Legal fees	992	7,477
Audit and tax fees	10,343	20,750
Transfer agent fees	21,015	124,508
Trustees' fees and expenses	1,410	8,046
Registration and filing fees	10,124	14,127
Printing fees	1,995	16,427
Chief Compliance Officer fees	4,514	36,230
Insurance fees	321	1,740
Other expenses	10,096	21,960
Total Expenses	177,714	985,543
Less fees waived/reimbursed by investment adviser (Note 6)
Investor Class	(44,738)	(48,135)
Institutional Class	–	(67,930)
Total fees waived/reimbursed by investment adviser (Note 6)	(44,738)	(116,065)
Net Expenses	132,976	869,478
NET INVESTMENT INCOME/(LOSS)	70,750	(305,008)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	23

Seven Canyons Advisors	Statements of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain/(loss) on:
Unaffiliated Investments	329,993	(6,026,455)
Foreign currency transactions	(8,410)	(109,318)
Net realized gain/(loss)	321,583	(6,135,773)
Change in unrealized appreciation/(depreciation) on:
Unaffiliated Investments (net of change in foreign capital gains tax of $(63,871) and $0)	4,386,829	30,757,044
Translation of asset and liabilities denominated in foreign currency	18,651	17,025
Net change	4,405,480	30,774,069

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	4,727,063	24,638,296
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,797,813	$24,333,288

See Notes to Financial Statements.

24	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income	$70,750	$112,317
Net realized gain/(loss) on investments	321,583	(1,112,079)
Net change in unrealized appreciation/(depreciation) on investments	4,405,480	(11,282,712)
Net increase/(decrease) in net assets resulting from operations	4,797,813	(12,282,474)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(1,408,683)	(6,228,244)
Total distributions	(1,408,683)	(6,228,244)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	519,685	2,769,641
Dividends reinvested	1,374,647	6,120,359
Shares redeemed	(1,686,865)	(19,662,962)
Redemption fees	–	5,616
Net increase/(decrease) from beneficial share transactions	207,467	(10,767,346)
Net increase/(decrease) in net assets	3,596,597	(29,278,064)

NET ASSETS:
Beginning of period	21,667,781	50,945,845
End of period	$25,264,378	$21,667,781

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	25

Seven Canyons World Innovators Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
OPERATIONS:
Net investment loss	$(305,008)	$(2,226,719)
Net realized loss on investments	(6,135,773)	(54,628,279)
Net change in unrealized appreciation/(depreciation) on investments	30,774,069	(66,371,297)
Net increase/(decrease) in net assets resulting from operations	24,333,288	(123,226,295)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	–	(25,836,223)
Institutional Class	–	(10,403,953)
From return of capital
Investor Class	–	(51,592)
Institutional Class	–	(20,775)
Total distributions	–	(36,312,543)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	1,524,167	11,544,613
Dividends reinvested	–	25,019,432
Shares redeemed	(11,876,416)	(65,931,291)
Redemption fees	2,712	5,294
Net decrease from beneficial share transactions	(10,349,537)	(29,361,952)
Institutional Class
Shares sold	9,654,910	21,638,660
Dividends reinvested	–	10,278,950
Shares redeemed	(13,002,935)	(46,379,945)
Redemption fees	338	4,437
Net decrease from beneficial share transactions	(3,347,687)	(14,457,898)
Net increase/(decrease) in net assets	10,636,064	(203,358,688)

NET ASSETS:
Beginning of period	94,614,540	297,973,228
End of period	$105,250,604	$94,614,540

See Notes to Financial Statements.

26	www.sevencanyonsadvisors.com

Page Intentionally Left Blank

Seven Canyons Strategic Global Fund — Investor Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Tax return of capital
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(e)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements.

28	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund — Investor Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(a) (b)
$9.52		$17.15	$11.45	$12.05	$12.74	$11.78

0.03		0.04	0.17	0.23	0.34	0.21
2.09		(5.06)	5.73	(0.41)	(0.62)	1.04
2.12		(5.02)	5.90	(0.18)	(0.28)	1.25

(0.64)		–	(0.20)	(0.17)	(0.41)	(0.29)
–		(2.61)	–	(0.23)	–	–
–		–	–	(0.02)	–	–
(0.64)		(2.61)	(0.20)	(0.42)	(0.41)	(0.29)
–		0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)
1.48		(7.63)	5.70	(0.60)	(0.69)	0.96
$11.00		$9.52	$17.15	$11.45	$12.05	$12.74
–%		(34.67%)	51.66%	(1.60%)	(2.09%)	10.71%

$25,264		$21,668	$50,946	$27,217	$34,447	$39,618

1.10	%(f)(g)	1.47%	1.29%	1.46%	1.31%	1.08%
1.10	%(f)(g)	0.95%	0.95%	0.95%	0.95%	0.95%
0.59	%(f)	0.34%	1.11%	2.09%	2.85%	1.71%
59%		77%	90%	128%	50%	72%

(a)	Effective January 28, 2022, the Seven Canyons Strategic Income Fund changed its name to the Seven Canyons Strategic Global Fund.
(b)	Effective September 10, 2018, the Seven Canyons Strategic Income Fund merged into the ALPS Series Trust. The Fund was previously advised by Wasatch Advisors, Inc., and was recognized as the Wasatch Strategic Income Fund.
(c)	Calculated using the average shares method.
(d)	Less than $0.005 per share.
(e)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Annualized.
(g)	Effective February 1, 2023, the Seven Canyons Advisors, LLC, the Fund's Adviser, has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses to an annual rate of 1.40%.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	29

Seven Canyons World Innovators Fund — Investor Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Tax return of capital
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment (loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements.

30	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund — Investor Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(a)
$10.37		$25.50	$24.32	$15.97	$22.59	$22.75

(0.04)		(0.22)	(0.38)	(0.20)	(0.05)	(0.14)
2.90		(11.28)	3.88	8.65	(2.04)	3.30
2.86		(11.50)	3.50	8.45	(2.09)	3.16

–		(3.62)	(2.33)	(0.10)	(4.53)	(3.32)
–		(0.01)	–	–	–	–
–		(3.63)	(2.33)	(0.10)	(4.53)	(3.32)
0.00	(c)	0.00 (c)	0.01	0.00 (c)	0.00 (c)	0.00 (c)
2.86		(15.13)	1.18	8.35	(6.62)	(0.16)
$13.23		$10.37	$25.50	$24.32	$15.97	$22.59
–%		(51.87%)	13.92%	53.12%	(7.13%)	14.77%

$71,127		$64,684	$204,662	$149,179	$111,449	$153,187

1.75	%(e)	1.94%	1.88%	2.02%	1.94%	1.82%
1.75	%(e)	1.75%	1.75%	1.75%	1.75%	1.81%
(0.66	%)(e)	(1.30%)	(1.39%)	(1.12%)	(0.30%)	(0.65%)
67%		62%	101%	176%	136%	159%

(a)	Effective September 10, 2018, the Seven Canyons World Innovators Fund merged into the ALPS Series Trust. The Fund was previously advised by Wasatch Advisors, Inc., and was recognized as the Wasatch Strategic Income Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	31

Seven Canyons World Innovators Fund — Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Tax return of capital
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment (loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements.

32	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund — Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(a)
$10.61		$25.98	$24.69	$16.18	$22.78	$22.87

(0.03)		(0.19)	(0.32)	(0.20)	(0.02)	(0.05)
2.98		(11.54)	3.93	8.81	(2.05)	3.28
2.95		(11.73)	3.61	8.61	(2.07)	3.23

–		(3.63)	(2.33)	(0.10)	(4.53)	(3.32)
–		(0.01)	–	–	–	–
–		(3.64)	(2.33)	(0.10)	(4.53)	(3.32)
0.00	(c)	0.00 (c)	0.01	0.00 (c)	0.00 (c)	–
2.95		(15.36)	1.29	8.51	(6.60)	(0.09)
$13.56		$10.62	$25.98	$24.69	$16.18	$22.78
–%		(51.79%)	14.17%	53.42%	(6.96%)	15.03%

$34,124		$29,931	$93,312	$37,373	$6,553	$8,160

1.55	%(e)	1.94%	1.88%	1.97%	1.94%	2.05%
1.55	%(e)	1.55%	1.55%	1.55%	1.55%	1.55%
(0.45	%)(e)	(1.09%)	(1.17%)	(1.01%)	(0.10%)	(0.23%)
67%		62%	101%	176%	136%	159%

(a)	Effective September 10, 2018, the Seven Canyons World Innovators Fund merged into the ALPS Series Trust. The Fund was previously advised by Wasatch Advisors, Inc., and was recognized as the Wasatch Strategic Income Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	33

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Seven Canyons Strategic Global Fund (the “Strategic Global Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”)(each individually a “Fund” or collectively “Funds”). Prior to January 28, 2022, the Strategic Global Fund was known as the Seven Canyons Strategic Income Fund. The Strategic Global and World Innovators Funds' primary investment objectives are long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Global Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the last sale price or closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of a Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

34	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2023 (Unaudited)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | March 31, 2023	35

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2023:

SEVEN CANYONS STRATEGIC GLOBAL FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock	9,062,238	14,322,381	229,658	23,614,277
Short Term Investment	1,395,095	–	–	1,395,095
Total	$10,457,333	$14,322,381	$229,658	$25,009,372

SEVEN CANYONS WORLD INNOVATORS FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$30,555,996	$67,007,107	$1,186,569	$98,749,672
Short Term Investment	9,113,644	–	–	9,113,644
Total	$39,669,640	$67,007,107	$1,186,569	$107,863,316

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.

36	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2023 (Unaudited)

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Seven Canyons Strategic Global Fund	Common Stocks	Total
Balance as of September 30, 2022	$243,003	$243,003
Accrued discount/ premium	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	(13,345)	(13,345)
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of March 31, 2023	$229,658	$229,658
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2023	$(13,345)	$(13,345)

Seven Canyons World Innovators Fund	Common Stocks	Total
Balance as of September 30, 2022	$1,255,515	$1,255,515
Accrued discount/ premium	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	(68,946)	(68,946)
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of March 31, 2023	$1,186,569	$1,186,569
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2023	$(68,945)	$(68,945)

Semi-Annual Report | March 31, 2023	37

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2023 (Unaudited)

Quantitative information about Level 3 measurements as of March 31, 2023:

Seven Canyons Strategic Global Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$229,658	Black-Scholes valuation method adjusted for market volatility and liquidity discount	Liquidity Discount	20%

Seven Canyons World Innovators Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$1,186,569	Black-Scholes valuation method adjusted for market volatility and liquidity discount	Liquidity Discount	20%

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows: A change to a multiple may affect the fair value of an investment. Generally, a decrease in this multiple will result in an increase in the fair value of the investment.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

38	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2023 (Unaudited)

As of and during the six months ended March 31, 2023, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of September 30, 2022, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Semi-Annual Report | March 31, 2023	39

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2023 (Unaudited)

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Funds for the fiscal year ended September 30, 2022, were as follows:

	Ordinary Income	Long-Term Capital Gains
Seven Canyons Strategic Global Fund	$459,102	$–
Seven Canyons World Innovators Fund	15,229,773	6,477,067

40	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2023 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2023, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Seven Canyons Strategic Global Fund	Seven Canyons World Innovators Fund
Gross unrealized appreciation (excess of value over tax cost)	$–	$–
Gross unrealized depreciation (excess of tax cost over value)	–	–
Net appreciation (depreciation) of foreign currency and derivatives	–	–
Net unrealized appreciation	$–	$–
Cost of investments for income tax purposes	$–	$–

These temporary differences are primarily attributed to wash sales and passive foreign investment companies.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2023, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Seven Canyons Strategic Global Fund	$12,940,662	$13,584,079
Seven Canyons World Innovators Fund	64,131,084	79,414,049

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 2.00% redemption fee deducted from the redemption amount. For the six months ended March 31, 2023, the redemption fees charged by a Fund, if any, are presented in the Statements of Changes in Net Assets.

Semi-Annual Report | March 31, 2023	41

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2023 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Seven Canyons Strategic Global Fund Investor Class
Shares sold	47,539	200,114
Shares issued in reinvestment of distributions to shareholders	133,118	414,658
Shares redeemed	(159,520)	(1,310,035)
Net increase/(decrease) in shares outstanding	21,137	(695,263)

Seven Canyons World Innovators Fund Investor Class
Shares sold	124,330	623,152
Shares issued in reinvestment of distributions to shareholders	–	1,264,246
Shares redeemed	(984,162)	(3,676,186)
Net decrease in shares outstanding	(859,832)	(1,788,788)
Institutional Class
Shares sold	737,492	1,147,069
Shares issued in reinvestment of distributions to shareholders	–	507,853
Shares redeemed	(1,038,910)	(2,429,134)
Net decrease in shares outstanding	(301,418)	(774,212)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of March 31, 2023, approximately 36% of the outstanding shares of the World Innovators Fund are held by one record shareholder that owns shares on behalf of its underlying beneficial owners. Share transaction activities of these shareholders could have a material impact on the Fund. As of March 31, 2023, the Strategic Global Fund did not have any shareholder or accounts that exceeded the 25% ownership threshold for disclosure.

42	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2023 (Unaudited)

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Seven Canyons Advisors, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with each Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Strategic Global Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets, and the World Innovators Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The management fees are paid on a monthly basis. The Board may extend the Advisory Agreements for an additional one-year term. The Board and shareholders of the Funds may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses (exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business) to an annual rate of 1.40% of the Strategic Global Fund’s average daily net assets, and 1.75% and 1.55% of the World Innovators Fund’s average daily net assets for the Investor Class and the Institutional Class, respectively. Prior to February 1, 2023, the Adviser had contractually agreed to limit the amount of the Total Annual Fund Operating Expenses (exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business) to an annual rate of 0.95% of the Strategic Global Fund’s average daily net assets. The Fee Waiver Agreement is in effect through at least January 31, 2024, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its management fee or otherwise) only to the extent that each Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that each Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee and expense was reduced, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the six months ended March 31, 2023, are disclosed in the Statements of Operations.

Semi-Annual Report | March 31, 2023	43

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2023 (Unaudited)

As of March 31, 2023, the balance of recoupable expenses was as follows:

	Expiring in 2023	Expiring in 2024	Expiring in 2025	Expiring in 2025
Seven Canyons Strategic Global Fund
Investor	$83,359	$120,397	$199,222	$47,127
Seven Canyons World Innovators Fund
Institutional	37,985	247,564	293,336	67,930
Investor	158,002	282,006	407,809	48,749

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to each Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Funds’ operations. The Funds’ administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by each Fund for the six months ended March 31, 2023 are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each Fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of each Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares of the Funds are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

7. TRUSTEES AND OFFICERS

As of March 31, 2023, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $14,000, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $3,250. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

44	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2023 (Unaudited)

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6 the Funds pay ALPS an annual fee for compliance services.

8. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Funds have acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At March 31, 2023, the Funds held the following restricted securities:

Fund	Security Type	Acquisition Date	Amortized Cost	Fair Value	% of Net Assets
Seven Canyons Strategic Global Fund
Arman Financial Services, Ltd. Private Placement CCD	Common Stocks	9/28/2022	$219,659	$229,658	0.91%
Seven Canyons World Innovators Fund
Arman Financial Services, Ltd. Private Placement CCD	Common Stocks	9/28/2022	$1,134,905	$1,186,569	1.13%

Restricted securities under Rule 144a, including the aggregate value and percentage of net assets of each Fund, have been identified in the Portfolios of Investments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown; as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | March 31, 2023	45

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2023 (Unaudited)

10. RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 and can be applied through December 31, 2022. FASB has deferred the sunset date to December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

46	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Additional Information

March 31, 2023 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-833-722-6966 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-833-722-6966 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds’ portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-833-722-6966 or by writing to Seven Canyons Advisors at 22 East 100 South, Third Floor, Salt Lake City, Utah 84111.

Semi-Annual Report | March 31, 2023	47

Disclosure Regarding Renewal and
Seven Canyons Advisors	Approval of Fund Advisory Agreement

March 31, 2023 (Unaudited)

On February 16, 2023, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Seven Canyons Agreement”) between the Trust and Seven Canyons Global Asset Management, LLC (“Seven Canyons”) with respect to the Seven Canyons Strategic Global Fund (“7CSG Fund”) and Seven Canyons World Innovators Fund (“7CWI Fund,” and collectively, with 7CSG, the “Seven Canyons Funds”), in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In anticipation of and as part of the process to consider renewal of the Seven Canyons Agreement, legal counsel to the Trust requested certain information from Seven Canyons. In response to these requests, the Trustees received reports from Seven Canyons that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Seven Canyons and discussed the services of the firm provided pursuant to the Seven Canyons Agreement, as well as the information provided by Seven Canyons. During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Seven Canyons Agreement.

In evaluating Seven Canyons and the fees charged under the Seven Canyons Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Seven Canyons Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of Services: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Seven Canyons Funds under the Seven Canyons Agreement. The Trustees reviewed certain background materials supplied by Seven Canyons in its presentation, including its Form ADV and ownership structure. The Trustees reviewed and considered Seven Canyons’ investment advisory personnel and its history as an asset manager. The Trustees discussed the research and decision-making processes utilized by Seven Canyons, and its core investment criteria, described by the Adviser as earnings growth, quality management, return on assets, long term growth opportunities, and maintaining a long term investment horizon. They also discussed the extensive and quality bottom-up research conducted by the portfolio management team to identify potential investments, and the portfolio managers’ efforts to modify the portfolios to changing markets. The Trustees considered the background and experience of Seven Canyons’ management team, including reviewing the qualifications, background and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Seven Canyons Funds, and discussed recent changes in personnel. The Trustees also reviewed the firm’s compliance record with the Trust. The Trustees then reviewed and discussed Seven Canyons’ financial condition and considered its current resources and financial outlook. The Trustees concluded that Seven Canyons would be able to continue to provide quality services to the Seven Canyons Funds. The Trustees agreed that they were satisfied with the nature, extent and quality of services rendered by Seven Canyons under the Seven Canyons Agreement.

48	www.sevencanyonsadvisors.com

Disclosure Regarding Renewal and
Seven Canyons Advisors	Approval of Fund Advisory Agreement

March 31, 2023 (Unaudited)

Investment Advisory Fee Rate and Total Net Expense Ratios: The Trustees reviewed and considered the contractual annual advisory fee paid by each Seven Canyons Fund to Seven Canyons in light of the nature, extent and quality of the advisory services provided to each Seven Canyons Fund. The Trustees considered the information they received comparing each Seven Canyons Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group and universe of funds provided by an independent provider of investment company data (the “Data Provider”), noting that each Data Provider peer group consisted of the applicable Seven Canyons Fund and other funds identified by the Data Provider as comparable to that Fund.

The Trustees noted that the contractual advisory fee of 0.70% and total net expense ratio of 0.95% for the 7CSG Fund were each the lowest in the Fund’s peer group.

With respect to the 7CWI Fund, the Trustees noted that for each class of the Fund, the Fund’s contractual advisory fee of 1.50% was higher than the peer group median, and that the total net expense ratio of 1.55% for the Institutional Class and 1.75% for the Investor Class was each higher than the peer group median.

The Trustees noted that with respect to the Seven Canyons Funds, the adviser had agreed to continue its contractual fee waiver, whereby it agreed to waive its fees or reimburse each of the Funds, as applicable, to the extent necessary to limit the expenses of such Fund. The Trustees considered that with respect to the 7CSG Fund, Seven Canyons decreased its annual contractual fee waiver, which will increase the total net expense of the Fund to 1.40%, which is slightly above the median total net expenses compared to its peer group. The Trustees also noted that with respect to the 7CWI Fund, Seven Canyons had agreed to continue its contractual fee waiver at its previous levels for all share classes.

The Trustees discussed the fundamental research performed by Seven Canyons, including initial screening using financial data bases, thorough and collaborative deep due diligence, use of proprietary earnings models to analyze key growth drivers, and the use of valuations metrics. The Trustees considered these services in evaluating the reasonableness of the fee charged to each Seven Canyons Fund. After further consideration, the Trustees determined that the contractual annual advisory fees of each Seven Canyons Fund were not unreasonable.

Performance: The Trustees reviewed and considered the performance of the 7CWI and 7CSG Funds over the 3-month, 1-year, 3-year, 5-year, and 10-year, and since inception periods ended December 31, 2022 (as applicable). The review included a comparison of the Seven Canyons Funds’ performance to the performance of a peer group of comparable funds, as identified by a third-party data provider.

Semi-Annual Report | March 31, 2023	49

Disclosure Regarding Renewal and
Seven Canyons Advisors	Approval of Fund Advisory Agreement

March 31, 2023 (Unaudited)

The Trustees considered that the Institutional Class of the 7CWI Fund outperformed the peer group median over the 3-month period, and underperformed the peer group median over the 1-year, 3-year, 5-year, and since inception periods. With respect to the Investor Class of the 7CWI Fund, the Trustees noted that the Fund outperformed the peer group median over the 3-month, 10-year, and since inception periods, and underperformed the peer group median over the 1-year, 3-year, and 5-year periods.

Turning to the 7CSG Fund, the Trustees acknowledged that the Fund had outperformed the peer group median over the 3-month and since inception periods, had performance equal to the peer group median over the 5-year period, and underperformed the peer group median over the 1-year, 3-year, and 10-year periods.

The Trustees noted that performance of the 7CWI and 7CSG Funds had produced favorable returns in Q4 2022. They considered the portfolio managers’ modifications to the Funds’ portfolios to be better balanced and the subsequent impact on performance relative to their peers. The Trustees concluded that the 7CWI and 7CSG Funds performance was acceptable.

The Adviser’s Profitability: The Trustees received and considered a profitability analysis prepared by Seven Canyons based on the fees paid under the Seven Canyons Agreement. The Trustees noted that the 7CWI and 7CSG Funds had not been profitable to the Adviser. The Trustees reviewed and discussed the financial statements of Seven Canyons and statements made by the principals of the firm that the firm remained committed to continuing to provide the Funds with the support necessary for success over the long term.

Economies of Scale: The Trustees considered whether Seven Canyons was benefiting from economies of scale in the provision of services to each Seven Canyons Fund and whether such economies should be shared with the Funds’ shareholders under the Seven Canyons Agreement. They noted that the expense limitation agreement provided shareholders with some benefits of economies of scale despite the Funds not yet achieving scale.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Seven Canyons from its relationship with each Seven Canyons Fund, including research and other support services and its receipt of soft dollars. The Trustees concluded that considering all direct and indirect benefits, profits to Seven Canyons were not excessive.

Based on the Trustees’ deliberations and their evaluation of the information provided, the Trustees concluded that approval of the Seven Canyons Agreement was in the best interests of the Seven Canyons Funds and their shareholders.

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Page Intentionally Left Blank

Must be accompanied or preceded by a prospectus.
ALPS Distributors, Inc. is the Distributor of the Funds.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this report and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit 99.Cert.

(a)(3)	None.

(a)(4)	Not applicable to this report.

(b)	Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached are filed herewith as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Lucas Foss
Lucas Foss
President (Principal Executive Officer)

Date:	June 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lucas Foss
Lucas Foss
President (Principal Executive Officer)

Date:	June 7, 2023

By:	/s/ Jill McFate
Jill McFate
Treasurer (Principal Financial Officer)

Date:	June 7, 2023